SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /  /
                                                                        --


         Pre-Effective Amendment No.                                    / /
                                      -------                           ---
         Post-Effective Amendment No.       19                          /X/
                                      ----------                        ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / /
                                                                       ---


         Amendment No.      20                                        /X /
                       ----------                                      --

                        (Check appropriate box or boxes.)

   AmeriPrime Funds - File Nos. 33-96826 and 811-9096
                      1793 Kingswood Drive, Suite 200, Southlake, Texas   76092
                      (Address of Principal Executive Offices)          Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197
Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX  76092
                  (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

         / / immediately upon filing pursuant to paragraph (b) / / on pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

               FOR CARL DOMINO EQUITY INCOME FUND (INVESTOR CLASS)


ITEM                             SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
4..........................The Fund,   Investment   Objective  and   Strategies,
                           Investment Policies and Techniques and Risk Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
6..........................Cover   Page,   Dividends  and  Distributions, Taxes,
                          Operation of the Fund, General Information;Supplement
                           to Prospectus
7..........................Cover  Page,  How to Invest in the Fund, Share  Price
                           Calculation, Operation of the Fund; Supplement to Prospectus
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information; Supplement to Prospectus


                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust

 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

               FOR CARL DOMINO EQUITY INCOME FUND (CLASS A SHARES)


ITEM                              SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information


                           SECTION IN STATEMENT OF
ITEM                       ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust

 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR FOUNTAINHEAD SPECIAL VALUE FUND


ITEM                       SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information,
                           Supplement to Prospectus
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information


                                SECTION IN STATEMENT OF
ITEM                            ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust

 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                      FOR AIT VISION U.S. EQUITY PORTFOLIO


ITEM                            SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information


                                SECTION IN STATEMENT OF
ITEM                            ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust

 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                             FOR GLOBALT GROWTH FUND


ITEM                         SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information


                               SECTION IN STATEMENT OF
ITEM                           ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust

 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         FOR THE NEWCAP CONTRARIAN FUND


ITEM                              SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General
                           Information
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund, Distribution Plan
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information
 16........................Distribution Plan


                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust

 16........................The Investment Adviser, Distribution Plan, Custodian,
                           Transfer Agent, Accountants, Administrator

 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                           FOR IMS CAPITAL VALUE FUND


ITEM                        SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information


                                SECTION IN STATEMENT OF
ITEM                            ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust

 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         FOR CORBIN SMALL-CAP VALUE FUND


ITEM                           SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
  4........................The Fund, Investment Objective and Strategies and
                           Risk Considerations, Investment Policies and
                           Techniques, Operation of the Fund,General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information


                            SECTION IN STATEMENT OF
ITEM                        ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................None..

 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

            FOR FLORIDA STREET BOND FUND AND FLORIDA STREET GROWTH FUND


ITEM                         SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
  4........................The Funds, Investment Objective and Strategies,
                           Investment Policies and Techniques, Risk
                           Considerations, Operation of the Funds, General Information
  5........................Operation of the Funds
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Funds, General Information
  7........................Cover Page, How to Invest in the Funds, Share Price
                           Calculation, Operation of the
                           Funds
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information


                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................None..

 16........................The Investment Advisor, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Fund Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                             FOR MARATHON VALUE FUND


ITEM                             SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses

  3........................Performance Information; Financial Highlights

  4........................The Funds, Investment Objective and Strategies and
                           Risk Considerations, Investment Policies, Techniques and Risk Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information, How to Redeem Shares
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information


                                SECTION IN STATEMENT OF
ITEM                            ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................None..

 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance

 23........................ Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                               FOR AAM EQUITY FUND


ITEM                         SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses

  3........................Performance Information; Financial Highlights

  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies, Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General
                           Information, How to Redeem Shares
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information



                            SECTION IN STATEMENT OF
ITEM                        ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment
                           Limitations
 14........................Trustees and Officers
 15........................None..

 16........................The Investment Advisor, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price

 20........................None..
 21........................Distributor
 22........................Investment Performance

 23........................ Financial Statements

                                AmeriPrime Funds

                              CROSS REFERENCE SHEET
                                    FORM N-1A

                          FOR DOBSON COVERED CALL FUND


ITEM                        SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information, How to Redeem Shares
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information


                            SECTION IN STATEMENT OF
ITEM                        ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................None..
 16........................The Investment Advisor, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................None..

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                             FOR AUXIER EQUITY FUND


ITEM                         SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and
                           Risk Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information, How to Redeem Shares
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information


                               SECTION IN STATEMENT OF
ITEM                           ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................None..
 16........................The Investment Advisor, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................None..

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

        FOR SHEPHERD VALUES MARKET NEUTRAL FUND AND SHEPHERD VALUES GROWTH
FUND


ITEM                       SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Funds, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Funds, General Information
  5........................Operation of the Funds
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Funds, General Information, How to Redeem Shares
  7........................Cover Page, How to Invest in the Funds, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information


                             SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment
                           Limitations
 14........................Trustees and Officers
 15........................None..
 16........................The Investment Advisor, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................None..

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                               FOR 10K SMART TRUST


ITEM                   SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information, How to Redeem Shares
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information


                             SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Investment Limitations
 14........................Trustees and Officers
 15........................None..
 16........................The Investment Advisor, Custodian, Transfer Agent,
                           Accountants, Administrator
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................None..

                         CARL DOMINO EQUITY INCOME FUND
                              INVESTOR CLASS SHARES



PROSPECTUS                                                     February 14, 1999


                          580 Village Blvd., Suite 225
                         West Palm Beach, Florida 33409

               For Information, Shareholder Services and Requests:
                                 (800) 506-9922


         Carl Domino Equity Income Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital together with current income. The Fund's portfolio is comprised primarily of dividend-paying common stocks of large, established companies believed by the Adviser, Carl Domino Associates, L.P., to possess less downside risk and volatility than the S&P 500 Index.


         This Prospectus offers shares of the Fund on a "no-load" basis, which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 14, 1999, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses (including organizational expenses) of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

[TABLE TO BE UPDATE:
Shareholder Transaction Expenses
Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1
Management Fees........................................................... 1.50%
12b-1 Charges.................................................. ............NONE
Other Expenses2 (after reimbursement)......................................0.00%
Total Fund Operating Expenses2 (after reimbursement).......................1.50%


1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described above).

2 The Adviser has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were 0.05% of average net assets and total fund operating expenses were 1.55% of average net assets, absent any waiver or reimbursement.

     The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]


Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

       1 Year                      3 Years           5 Years          10 Years
       ------                      -------           -------          --------

        $15                          $47               $82              $179


FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the fiscal years ended October 31, 1997 and 1998, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                      [financial highlights to be supplied]


THE FUND


         Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995, and commenced operations on November 6, 1995. This prospectus offers shares of the Fund on a no-load basis and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Carl Domino Associates, L.P. (the "Adviser").


INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital together with current income. The Fund seeks to achieve its objective by investing primarily in equity securities which the Adviser believes offer less downside risk and volatility than the S&P 500 Index. In making investments for the Fund, the Adviser uses a disciplined, conservative, value and yield strategy, consistent with capital preservation. The Adviser will particularly seek to purchase stocks of companies which, in its estimation, are undervalued due to special circumstances which the Adviser believes are temporary. As the Fund will primarily invest in dividend-paying common stocks, it is expected that the Fund will generate a combination of current income and long term capital appreciation.

         The Adviser generally will select stocks with above average dividend yield, which the

Adviser believes will enhance the Fund's stability and reduce market risk. The Adviser seeks to further limit investment risk by diversifying the Fund's investments across a broad range of industries and companies, and by investing primarily in larger, more established companies.


         The Adviser has been managing equity income accounts for its institutional clients since 1987. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Adviser in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of December 31, 1998, the assets in those accounts totaled approximately $____ million.


                     Summary of Annual Investment Returns of
           the Fund and Carl Domino Associates, L.P. Managed Accounts

UPDATE:

                                                              Managed
         Period            Fund               Accounts*                  S&P 500
         ------            ----               ---------                  -------

         1987**                                -11.30%                   -17.43%
         1988                                   21.68%                    16.57%
         1989                                   25.25%                    31.65%
         1990                                  - 6.91%                   - 3.14%
         1991                                   25.47%                    30.45%
         1992                                    8.55%                     7.62%
         1993                                    13.16%                   10.06%
         1994                                    4.36%                     1.30%
         1995              3.00%***             35.40%                    37.54%
         1996             24.35%                22.95%                    22.99%
         1997             35.34%                31.25%                    33.36%

     * The Carl Domino Associates, L.P. managed account performance is the time-weighted, dollar-weighted average total return associated with a composite of equity income accounts having objectives similar to the Fund, and is unaudited. The composite does not include non-institutional accounts (those with assets less than $5,000,000) and non- discretionary accounts because the nature of those accounts make them inappropriate for purposes of comparison. Results after June 30, 1988 include the reinvestment of income on an accrual basis, while prior period results include the reinvestment of income on a cash basis. Performance figures reflected are net of management fees and all expenses of the accounts, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR). The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.

         The performance of the accounts managed by the Adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

**       From June 30, 1987 inception.

*** For the period December 4, 1995 (commencement of operations in accordance with the Fund's investment objective) through December 31, 1995, not annualized.

         Under normal circumstances, at least 65% of the total assets of the Fund will be invested in income producing equity securities. The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as rights, warrants and securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations to maintain liquidity or pending investment in equity securities. Most equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds), cash equivalents or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the

Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $100 ($50 for IRAs). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Carl Domino Equity Income Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:


U.S. Mail:Carl Domino Equity Income Fund   Overnight:  Carl Domino Equity Income
                                                       Fund
           c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
           P.O. Box 6110                         431 Pennsylvania St.
           Indianapolis, IN  46206-6110          Indianapolis, IN  46204


Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-506-9922 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  Carl Domino Equity Income Fund
                           D.D.A. # 483889747
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Carl Domino Equity Income Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

     Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the

Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


U.S. Mail:Carl Domino Equity Income Fund  Overnight: Carl Domino Equity Income
                                                     Fund
          c/o Unified Fund Services, Inc.        c/o Unified Fund Services, Inc.
          P.O. Box 6110                          431 Pennsylvania St.
          Indianapolis, IN  46206-6110           Indianapolis, IN  46204

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 800-506-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 506-9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         In the absence of written instructions otherwise, income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

     The Fund retains Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 (the "Adviser") to manage the Fund's investments. The Adviser provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. Mr. Domino is primarily responsible for the day-to-day management of the Fund's portfolio. A graduate of Florida State University in 1966 with a B.S. degree in accounting (Cum Laude) he received an MBA from Harvard Business School in 1972 and joined a national money management firm. During his 12 year association with Delaware Investment Advisers he was Chairman of the Investment Strategy Committee for seven years and personally managed over $1 billion. Mr. Domino has been the managing partner of the Adviser since its founding in 1987. Mr. Domino, a portfolio
                                                       -11-
analyst for over 20 years, has been quoted in the press, is regularly interviewed by the Wall Street Journal and appears frequently on the Public Education Channel's Inside Money program.


         The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund (including organizational expenses) except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains Unified Fund Services, Inc., 431 N. Pennsylvania St., Indianapolis, IN 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.


         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities which are not American Depository Receipts.

Fixed Income Securities

         The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities, mortgage-related securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

                  U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

                  Mortgage-Related Securities - Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations, such as dealers. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities  representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

Investment Techniques

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date, but investment in such securities may not exceed 5% of the Fund's net assets. Also limited to 5% of the Fund's net assets is the Fund's investment in STRIPs (Separate Trading of Registered Interest and Principal of Securities). The Federal Reserve creates STRIPs by separating the coupon payments and the principal payments from the outstanding Treasury security and selling them as individual securities.

                  Loans of Portfolio Securities - The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General

         The Fund may invest in other investment companies, time deposits, certificates of deposit or banker's acceptances, and may buy and write put and call options, provided the Fund's investment in each does not exceed 5% of its net assets. The Fund will not invest more than 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.


     Shareholder Rights. This Prospectus offers Investor Class shares of the Fund on a no- load basis. The Fund also offers "Class A" shares. The classes differ as follows: 1) no sales charge is imposed on Investor Class shares, 2) Class A shares are subject to a front-end sales load, and 3) each class may bear differing amounts of certain class-specific expenses.

         The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. More information concerning the classes of shares of the Fund may be obtained by calling the Fund at 800-506-9922.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. [UPDATE:
As of ______________, 1998, Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund.]


PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.


         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.


          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                        Administrator
Carl Domino Associates, L.P.              AmeriPrime Financial Services, Inc.
580 Village Blvd., Suite 225              1793 Kingswood Drive, Suite 200
West Palm Beach, Florida  33409           Southlake, Texas  76092

Custodian                                 Distributor
Star Bank, N.A.                           AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118              1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                   Southlake, Texas  76092


Transfer Agent (all purchase              Auditors
and redemption requests)                  McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.               27955 Clemens Road
431 N. Pennsylvania St.                   Westlake, Ohio 44145
Indianapolis, IN  46204

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                             TABLE OF CONTENTS                              PAGE

SUMMARY OF FUND EXPENSES........................................................

     Shareholder Transaction Expenses.................................  ........
     Annual Fund Operating Expenses.............................................

FINANCIAL HIGHLIGHTS............................................................

THE FUND........................................................................

INVESTMENT OBJECTIVE AND STRATEGIES.............................................

HOW TO INVEST IN THE FUND.......................................................

      Initial Purchase..........................................................

      By Mail..................................................................
      By Wire..................................................................

      Additional Investments..................................................
      Tax Sheltered Retirement Plans...........................................

Other Purchase Information......................................................

HOW TO REDEEM SHARES............................................................

       By Mail..................................................................
       By Telephone.............................................................
       Additional Information...................................................

SHARE PRICE CALCULATION.........................................................

DIVIDENDS AND DISTRIBUTIONS.....................................................

TAXES...........................................................................

OPERATION OF THE FUND...........................................................

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS......................

        Equity Securities.......................................................
        Fixed Income Securities.................................................
                 Corporate Debt Securities......................................
                 U.S. Government Obligations....................................
                 Mortgage-Related Securities....................................

         Investment Techniques.................................................
         Loans of Portfolio Securities..........................................
         General................................................................

GENERAL INFORMATION.............................................................

          Fundamental Policies..................................................
          Portfolio Turnover..................................................
          Shareholder Rights....................................................

 PERFORMANCE INFORMATION........................................................

                        A CARL DOMINO EQUITY INCOME FUND
                                 CLASS A SHARES


PROSPECTUS                                                    February 14 , 1999


                          580 Village Blvd., Suite 225
                         West Palm Beach, Florida 33409


               For Information, Shareholder Services and Requests:
                                 (800) 506-9922




         Carl Domino Equity Income Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital together with current income. The Fund's portfolio is comprised primarily of dividend-paying common stocks of large, established companies believed by the Adviser, Carl Domino Associates, L.P., to possess less downside risk and volatility than the S&P 500 Index.

         The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 14, 1999, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor in Class A shares of the Fund may incur as a shareholder. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


[TABLE TO BE UPDATED:

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)1
 ...........................................................................4.75%
Sales Load Imposed on Reinvested Dividends......................... ........NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)2
Management Fees........................................................... 1.50%
12b-1 Fees..................................................................NONE
Other Expenses3 (after reimbursement)......................................0.00%
Total Fund Operating Expenses3 (after reimbursement).......................1.50%

1 The sales load is 4.75% for purchases less than $100,000, declining to 0% for purchases of $1 million or more. 2 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described above). 3 The Adviser has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company
Act) were 0.05% of average net assets and total fund operating expenses were 1.55% of average net assets, absent any waiver or reimbursement.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]


Example


You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


             1 Year          3 Years         5 Years                   10 Years
             ------          -------         -------                   --------

              $                $               $                         $

                              FINANCIAL HIGHLIGHTS
                                [TO BE SUPPLIED]

THE FUND

         Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995, and commenced operations on November 6, 1995. This prospectus offers Class A shares, which were established on ____________________, 1998 and were first offered to shareholders on ______________________, 1998. The investment adviser to the Fund is Carl Domino Associates, L.P. (the "Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital together with current income. The Fund seeks to achieve its objective by investing primarily in equity securities which the Adviser believes offer less downside risk and volatility than the S&P 500 Index. In making investments for the Fund, the Adviser uses a disciplined, conservative, value and yield strategy, consistent with capital preservation. The Adviser will particularly seek to purchase stocks of companies which, in its estimation, are undervalued due to special circumstances which the Adviser believes are temporary. As the Fund will primarily invest in dividend-paying common stocks, it is expected that the Fund will generate a combination of current income and long term capital appreciation.

         The Adviser generally will select stocks with above average dividend yield, which the Adviser believes will enhance the Fund's stability and reduce market risk. The Adviser seeks to further limit investment risk by diversifying the Fund's investments across a broad range of industries and companies, and by investing primarily in larger, more established companies.


         The Adviser has been managing equity income accounts for its institutional clients since 1987. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Adviser in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of December 31, 1998, the assets in those accounts totaled approximately $____ million.


                     Summary of Annual Investment Returns of
           the Fund and Carl Domino Associates, L.P. Managed Accounts

UPDATE:

                                                              Managed
         Period            Fund               Accounts*                  S&P 500
         ------            ----               ---------                  -------
         1987**                                -11.30%                   -17.43%
         1988                                   21.68%                    16.57%
         1989                                   25.25%                    31.65%
         1990                                  - 6.91%                   - 3.14%
         1991                                   25.47%                    30.45%
         1992                                    8.55%                     7.62%
         1993                                   13.16%                    10.06%
         1994                                    4.36%                     1.30%
         1995        3.00%***                   35.40%                    37.54%

         1996        24.35%                     22.95%                    22.99%
         1997        35.34%                     31.25%                    33.36%
          * The Carl Domino Associates, L.P. managed account performance is the time-weighted, dollar- weighted average total return associated with a composite of equity income accounts having objectives similar to the Fund, and is unaudited. The composite does not include non- institutional accounts (those with assets less than $5,000,000) and non-discretionary accounts because the nature of those accounts make them inappropriate for purposes of comparison. Results after June 30, 1988 include the reinvestment of income on an accrual basis, while prior period results include the reinvestment of income on a cash basis. Performance figures reflected are net of management fees and all expenses of the accounts, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR).
         The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.

         The performance of the accounts managed by the Adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

**       From June 30, 1987 inception.
*** For the period December 4, 1995 (commencement of operations in accordance with the Fund's investment objective) through December 31, 1995, not annualized.

         Under normal circumstances, at least 65% of the total assets of the Fund will be invested in income producing equity securities. The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as rights, warrants and securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations to maintain liquidity or pending investment in equity securities. Most equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds), cash equivalents or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $100 ($50 for IRAs). You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Distributor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Carl Domino Equity Income Fund -
 Class A, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:

U.S. Mail:                               Overnight:
Carl Domino Equity Income Fund-Class A   Carl Domino Equity Income Fund
c/o Unified Fund Services, Inc.          c/o Unified Fund Services, Inc.
P.O. Box 6110                            431 N. Pennsylvania Street
Indianapolis, IN  46204-6110             Indianapolis, IN  46204

         Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales load as shown in the following table.

===================================================================================================================================
                                                          Sales Load as of % of:
                                                    Public                 Net
                                                   Offering            Amount                     Dealer Reallowance as %
              Amount of Investment                   Price              Invested                  of Public Offering Price
-----------------------------------------------------------------------------------------------------------------------------------
Less Than $100,000                                 4.75%                 4.99%                              4.75%
-----------------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                    3.50%                 3.63%                              3.50%
-----------------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                    2.50%                 2.56%                              2.50%
-----------------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                  2.00%                 2.04%                              2.00%


                 -5-





-----------------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                 None                  None                               None
===================================================================================================================================

         Under certain circumstances, the Distributor may change the reallowance to Dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Distributor by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Distributor by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received after 4:00 p.m. and others received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.


         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-506-9922 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:


                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  Carl Domino Equity Income Fund
                           D.D.A. #
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

[Open Account Program

         After an initial investment, all investors are considered participants int he Open Account Program. The Open Account Program helps investors make additional purchases of the Fund over a period of years and permits automatic reinvestment of dividends and distributions of the Fund without a sales load.]

[Reduced Sales Load

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of the Fund with the amount of your current purchases in order to take advance of the reduced sales load set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.]

Purchases at Net Asset Value

         You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Fund for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         Purchases may be effected at net asset value for the benefit of the clients of brokers-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Distributor, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Trustees, directors, officers and employees of the Trust, the Adviser or the Distributor, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

Additional Information

         For purposes of determining the applicable sales load, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:
                                    Carl Domino Equity Income Fund
                                    c/o Unified Fund Services, Inc.
                                    P.O. Box 6110
                                    Indianapolis, IN  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 800-506-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 506-9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

     The value of an individual share in the Fund (the net asset value) is calculated by dividing the
                                                            -9-
total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         In the absence of written instructions otherwise, income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

     The Fund retains Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 (the "Adviser") to manage the Fund's investments. The Adviser provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. Mr. Domino is primarily responsible for the day-to-day management of the Fund's portfolio. A graduate of Florida State University in 1966 with a B.S. degree in accounting (Cum Laude) he received an MBA from Harvard Business School in 1972 and joined a national money management firm. During his 12 year association with Delaware Investment Advisers he was Chairman of the Investment Strategy Committee for seven years and personally managed over $1 billion. Mr. Domino has been the managing partner of the Adviser since its founding in 1987. Mr. Domino, a portfolio analyst for over 20 years, has been quoted in the press,
                                                           -11-
is regularly interviewed by the Wall Street Journal and appears frequently on the Public Education Channel's Inside Money program.


         The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund (including organizational expenses) except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.
         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains Unified Fund Services, Inc., 431 N. Pennsylvania Street,
Indianapolis, IN 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains
AmeriPrime  Financial  Securities,   Inc.,  1793  Kingswood  Drive,  Suite  200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.


         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities which are not American Depository Receipts.

Fixed Income Securities
         The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities, mortgage-related securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

                  U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

                  Mortgage-Related Securities - Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations, such as dealers. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities  representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing  future  payments.  To the extent the  mortgages  underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

Investment Techniques

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date, but investment in such securities may not exceed 5% of the Fund's net assets. Also limited to 5% of the Fund's net assets is the Fund's investment in STRIPs (Separate Trading of Registered Interest and Principal of Securities). The Federal Reserve creates STRIPs by separating the coupon payments and the principal payments from the outstanding Treasury security and selling them as individual securities.

                  Loans of Portfolio Securities - The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General
         The Fund may invest in other investment companies, time deposits, certificates of deposit or banker's acceptances, and may buy and write put and call options, provided the Fund's investment in each does not exceed 5% of its net assets. The Fund will not invest more than 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

     Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term
                                                           -14-
trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.


     Shareholder Rights. The shares of beneficial interest of the Fund are divided into two classes, designated "Investor Class" and "Class A." The classes differ as follows: 1) no sales charge is imposed on Investor Class shares, 2) Class A shares are subject to a front-end sales load, and 3) each class may bear differing amounts of certain class-specific expenses.
         The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. More information concerning the classes of shares of the Fund may be obtained by calling the Fund at 800-506-9922.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. [UPDATE:
As of ______________, 1998, Carl Domino and the Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund.]


PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.


         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.


     The Fund may also include in advertisements data comparing performance with other mutual
                                                           -15-
funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                        Administrator
Carl Domino Associates, L.P.              AmeriPrime Financial Services, Inc.
580 Village Blvd., Suite 225              1793 Kingswood Drive, Suite 200
West Palm Beach, Florida  33409           Southlake, Texas  76092

Custodian                                 Distributor
Star Bank, N.A.                           AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118              1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                   Southlake, Texas  76092

Transfer Agent (all purchase              Auditors
and redemption requests)                  McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.               27955 Clemens Road
431 N. Pennsylvania Street                Westlake, Ohio 44145
Indianapolis, IN  46204


Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                             TABLE OF CONTENTS                              PAGE

         SUMMARY OF FUND EXPENSES............................................-2-
                  Shareholder Transaction Expenses...........................-2-
                  Annual Fund Operating Expenses.............................-2-

         THE FUND............................................................-3-

         INVESTMENT OBJECTIVE AND STRATEGIES.................................-3-

         HOW TO INVEST IN THE FUND...........................................-5-
                  Initial Purchase...........................................-5-
                           By Mail...........................................-5-
                           By Wire...........................................-6-
                  ...........................................................-8-
                  Tax Sheltered Retirement Plans.............................-8-

Other Purchase Information...................................................-8-

         HOW TO REDEEM SHARES................................................-8-
                  By Mail....................................................-8-
                  By Telephone...............................................-9-
                  Additional Information.....................................-9-

         SHARE PRICE CALCULATION............................................-10-

         DIVIDENDS AND DISTRIBUTIONS........................................-10-

         TAXES..............................................................-11-

         OPERATION OF THE FUND..............................................-11-

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS.........-12-
                  Equity Securities.........................................-12-
                  Fixed Income Securities...................................-13-
                           Corporate Debt Securities........................-13-
                           U.S. Government Obligations......................-13-
                           Mortgage-Related Securities......................-13-
                  Investment Techniques.....................................-14-
                           Loans of Portfolio Securities....................-14-
                  General...................................................-14-

         GENERAL INFORMATION................................................-14-
                  Fundamental Policies......................................-14-
                  Portfolio Turnover........................................-15-
                  Shareholder Rights........................................-15-

         PERFORMANCE INFORMATION............................................-15-

                         CARL DOMINO EQUITY INCOME FUND




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 14, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Investor Class Prospectus of Carl Domino Equity Income Fund dated February 14, 1999 or the Class A Prospectus of Carl Domino Equity Income Fund dated February 14, 1999. A copy of either Prospectus can be obtained by writing the Transfer Agent at 431 N. Pennsylvania Street, Indianapolis, IN 46204, or by calling 1-800-506-9922.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE




DESCRIPTION OF THE TRUST...................................................... 1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS................................................................ 2

INVESTMENT LIMITATIONS........................................................ 3

THE INVESTMENT ADVISER........................................................ 6

TRUSTEES AND OFFICERS......................................................... 6

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................... 7

DETERMINATION OF SHARE PRICE.................................................. 9

INVESTMENT PERFORMANCE........................................................ 9

CUSTODIAN.................................................................... 10

TRANSFER AGENT............................................................... 10

ACCOUNTANTS.................................................................. 10

DISTRIBUTOR.................................................................. 10

ADMINISTRATOR.................................................................10




FINANCIAL STATEMENTS..........................................................11

DESCRIPTION OF THE TRUST

         Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund is divided into two classes, designated Class A and Investor Class.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         The Fund may determine to allocate certain of its expenses to the specific class of the Fund's shares to which those expenses are attributable.


         [UPDATE: As of _______________, 1998, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Carl Domino Associates Profit Sharing Trust, 580 Village Boulevard, Suite 225, West Palm Beach, Florida - 23.48%; Carl Domino IRA, 108 Toteka Circle, Jupiter, Florida - 7.95%; National Financial, 200 Liberty Street, 5th Floor, New York, New York - 8.16%.]


     [UPDATE: As of _______________, 1998, Carl Domino and the Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund as a result of their beneficial ownership of shares of the Fund. As of _______________, 1998, the officers and trustees as a group own less than one percent of the Fund.]


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.
         B. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

         D. Other Investment Companies. The Fund is permitted to invest up to 5% of its net assets in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

         E. Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

                  Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         F. When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if they hold, and maintain until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the

Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

         G. Collateralized Mortgage Obligations (CMOs). CMOs are securities collateralized by mortgages or mortgage-backed securities and are issued with a variety of classes or series which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

         H. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         I. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         J. STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

         vii. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER


     The Fund's investment adviser is Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409. Carl Domino, Inc. and CW Partners may both be deemed to control the Adviser due to their respective share of ownership of the Adviser.
         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund (including organizational expenses) except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and the fiscal years ended October 31, 1997 and 1998, the Fund paid advisory fees of $11,548, $33,503 and $_________, respectively.


         The Adviser retains the right to use the name "Domino" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Domino" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                   Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller              President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  40                                                             Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                 AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                            distributor, since 1994.  Prior to December, 1994, a
Southlake, Texas  76092                                              senior client executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
_________________                      Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:  __                                                             AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                 Financial Securities, Inc.
Suite 200
Southlake, Texas  76092
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                          Trustee                       President of Chandler Engineering Company, L.L.C., oil
Age:  41                                                             and gas services company; various positions with Carbo
2001 Indianwood Ave.                                                 Ceramics, Inc., oil field manufacturing/supply company
Broken Arrow, Oklahoma                                               from 1984 to 1997, most recently Vice President of
47012                                                                Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                    Trustee                       Director, Vice President and Chief Investment Officer of
Age:  51                                                             Legacy Trust Company since 1992; President and
600 Jefferson Street, Suite 350                                      Director of Heritage Trust Company from 1994 to 1996.
Houston, Texas  70002
===================================================================================================================================

         The compensation paid to the Trustees of the Trust for the period ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees. The Adviser voluntarily reimbursed the Fund for the Fund's share of the Trustee fees paid for the period ended October 31, 1998.

======================================================================================
            Name                     Aggregate             Total Compensation
                                   Compensation         from Trust (the Trust is
                                    from Trust           not in a Fund Complex)
--------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                  0                          0
--------------------------------------------------------------------------------------
Steve L. Cobb                         $4,000                     $4,000
--------------------------------------------------------------------------------------
Gary E. Hippenstiel                   $4,000                     $4,000
======================================================================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $2,828,070 and $_________ of brokerage transactions (on which commissions were $3,651 and $_______) during the fiscal years ended October 31, 1997 and 1998, respectively.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


         For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid brokerage commissions of $2,617, $5,317 and $_______, respectively.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending redeemable value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1998, the Fund's average annual total return was ______%, annualized, and _____%, respectively.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         As of July 1, 1998, Unified Fund Services, Inc. ("Unified"), 431 N. Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York 11760 ("ADS") provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, ADS received $17,600, $19,200 and $________, respectively, from the Adviser (not the Fund) for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Administrator received $______, $______ and $______, respectively, from the Adviser, (not the Fund) for these services.


FINANCIAL STATEMENTS


         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1998. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-506-9922.

                         FOUNTAINHEAD SPECIAL VALUE FUND




PROSPECTUS                                                     February 14, 1999


                       c/o King Investment Advisors, Inc.
                              Two Post Oak Central
                         1980 Post Oak Blvd., Suite 2400
                            Houston, Texas 77056-3898

               For Information, Shareholder Services and Requests:
                                 (800) 868-9535




         Fountainhead Special Value Fund (the "Fund") is a mutual fund whose investment objective is to provide long term capital growth. The Fund's Advisor, King Investment Advisors, Inc., seeks to achieve the objective by investing primarily in a broad range of equity securities believed by the Advisor to be selling at attractive prices relative to their intrinsic value.


         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 14, 1999, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

         The expense information provided below is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


     Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission on purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan.

[TABLE TO BE UPDATED:

Shareholder Transaction Expenses
Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)*
Management Fees (after fee waiver)........................................ 1.25%
12b-1 Charges...............................................................NONE
Other Expenses (after reimbursement).......................................0.00%
Total Fund Operating Expenses (after reimbursement)........................1.25%

*  Expense information has been restated to reflect current fees.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]


Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                1 Year             3 Years           5 Years          10 Years
                ------             -------           -------          --------
                  $13               $40               $69              $151

FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the period December 31, 1996 (commencement of operations) through October 31, 1997 and the fiscal year ended October 31, 1998, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available on request and without charge.

                      [FINANCIAL HIGHLIGHTS TO BE INSERTED]


THE FUND


         Fountainhead Special Value Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 20, 1995, and commenced operations on December 31, 1996. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is King Investment Advisors, Inc. (the "Advisor").


INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term capital growth. The Fund seeks to achieve the objective by investing primarily in a broad range of equity securities which the Advisor believes to be selling at attractive prices relative to their intrinsic value. It is anticipated that an emphasis will be placed on domestic small-cap and mid-cap equity securities (those with a market capitalization between $50 million and $5 billion).


     The Advisor is a bottom-up value manager selecting on a method the Advisor calls the "Business Valuation Approach". This highly-disciplined Approach seeks to identify attractive investment opportunities using a broad definition of value, uncovering securities often overlooked by other investors. The Advisor believes value can be found in different types of securities at different points in the economic cycle. The Advisor's buy criteria consist of three elements. The Advisor will buy a stock trading at a discount to: 1) its private-market value (based on its projected level of cash flows, balance sheet characteristics, future earnings, and payments made for similar companies in mergers and acquisitions), 2) its five-year projected earnings growth rate (unlike many typical value managers who buy only low P/E or price/book stocks), or 3) its seven-year historical valuation based on its price/earnings, price/book, price/cash flow, or price/sales ratios. While it is anticipated that the Fund will diversify its investments across a range of industries/sectors, certain industries are likely to be overweighed compared to others because the Advisor seeks the best investment values regardless of industry. The Advisor retains the flexibility to invest in securities of various market capitalizations.

         The Advisor generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations when the Advisor believes these securities offer opportunities to further the Fund's investment objective. While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies through the purchase of American Depository Receipts.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds) or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.


         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions, and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.


HOW TO INVEST IN THE FUND


         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $5,000 ($2,000 for IRAs) and minimum subsequent investments of $1,000. For corporate retirement plans, however, there is no minimum for separate employee accounts. Investors choosing to purchase or redeem their shares through a broker/dealer or another institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker, or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.


Initial Purchase


         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Fountainhead Special Value Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                                   Overnight:
      Fountainhead Special Value Fund            Fountainhead Special Value Fund
      Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
      P.O. Box 6110                              431 N. Pennsylvania St.
      Indianapolis, IN  46206-6110               Indianapolis, IN  46204


Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-868-9535 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  Fountainhead Special Value Fund
                           D.D.A. #483885570
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)


     You are required to mail a signed application to the Custodian at the above address to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.


Additional Investments


         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail-purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Fountainhead Special Value Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.







Tax Sheltered Retirement Plans


     Since the Fund is oriented to longer-term investments, shares of the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about IRA custodial fees from the Transfer Agent.


Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES


         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or another institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                                   Overnight:
       Fountainhead Special Value Fund           Fountainhead Special Value Fund
       c/o Unified Fund Services, Inc.           c/o Unified Fund Services, Inc.
       P.O. Box 6110                             431 N. Pennsylvania St.
       Indianapolis, IN  46206-6110              Indianapolis, IN  46204

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 868-9535. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent, and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you cannot reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 868-9535. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30-day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

SHARE PRICE CALCULATION


         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the Exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate in price.


         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.


         Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service uses electronic data-processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.


         Income dividends and capital-gains distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital-gains distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled, or if you otherwise qualify under the applicable plan.


TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.


         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 ("Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long-term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital-gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (Social Security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions, and redemption proceeds payable to the shareholder. Under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. If such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.


OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.


         The Fund retains King Investment Advisors, Inc. (formerly Jenswold, King & Associates, Inc.), 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 (the "Advisor") to manage the Fund's investments. The Advisor is a Houston-based independent investment advisor providing value-oriented equity and balanced management for both taxable and tax-exempt clients, and currently manages approximately $700 million in assets. The Advisor is a Texas corporation controlled by Roger E. King, the Chairman, President, and majority shareholder of the Advisor. Mr. King is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. King co-founded the firm in 1981 and has served as its president since 1986 and as chairman since 1993. The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.43% of its average daily net assets. The Advisor has agreed to waive management fees and reimburse expenses to limit total net operating expenses for the Fund to not more than 1.25% of its average daily net assets for at least the next year (through 1998).

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel, and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Advisor will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains Unified Fund Services, Inc., 431 N. Pennsylvania St., Indianapolis, IN 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent, and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule, or regulation.


INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities


         Equity securities consist of common stock, preferred stock, and common stock equivalents (such as convertible preferred stock and convertible debentures, rights, and warrants) and investment companies which invest primarily in the above. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more than 5% of its net assets at the time of purchase in either rights or warrants. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities through the purchase of American Depository Receipts (ADRs). ADRs are dollar-denominated receipts generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.


Fixed Income Securities


         The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities, and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long- and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes, and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), or Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances, and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade, and will not purchase debt securities below B by S&P or Moody's (or unrated securities determined by the Advisor to be of inferior quality to securities so rated).

                  U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuing agency, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.


Investment Techniques

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations, as well as reverse repurchase agreements. The Fund may engage in short sales, but the percentage of the Fund's net assets that may be used as collateral or segregated for short sales is limited to 5%.


                  When-Issued Securities and Forward Commitments - The Fund may buy and sell securities on a when-issued or delayed-delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if they hold, and maintain until the settlement date in a separate account at the Fund's Custodian, cash, or U.S. government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 25% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Advisor deems it appropriate.

                  Loans of Portfolio Securities - The Fund may make short- and long-term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 102% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities, and it may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.


General


         The Fund may invest in mortgage-related securities, invest in foreign securities other than ADR's, and may buy and write put and call options and futures on stock indices, provided the Fund's investment in each does not exceed 5% of its net assets. The Fund may also invest in Rule 144A Securities. Rule 144A Securities are securities in the United States not registered for sale under Federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's limitation that it will not invest more than 5% of its net assets in illiquid securities (those which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price). Under the supervision of the Board of Trustees, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.


GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.


         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short-term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Advisor believes that changes in its price or underlying value, or general economic or market conditions, warrant such action. The Fund's portfolio turnover rate may exceed 100%. To the extent it does, the brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Fund's higher turnover rate may result in the realization, for federal tax purposes, of more net capital gains, and any distributions derived from such gains may be ordinary income.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding at least two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.
PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) MidCap Index, the Russell MidCap Index, or the S&P 500 Index.


         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.


         The Advisor has been managing equity accounts since 1982. The performance of the accounts with investment objectives, policies, and strategies similar to those of the Fund appears below. The data is provided to illustrate past performance of the Advisor in managing such accounts, as compared to the Russell MidCap Index. Roger E. King is responsible for the performance of the accounts and is also responsible for the investment management of the

     Fund. As of December 31, 1998, the assets in those accounts totaled approximately $____ million.
         The performance of the accounts managed by the Advisor should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses (including management fees), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code. The results for different periods may vary. For the year ended December 31, 1998, the total return of the Fund was _____%, and the total return of the equity accounts was _____%.

[chart showing growth of $10,000 investment from January 1, 1982 through December 31, 1998, compared to the Russell MidCap Index]

UPDATE:

* The Advisor's total returns by year were as follows: 1982 40.67%, 1983 22.95%, 1984 12.43%, 1985 28.60%, 1986 15.56%, 1987 -5.35%, 1988 27.96%, 1989 25.20%,
1990 -1.04%,  1991 36.86%,  1992 11.40%,  1993 6.50%, 1994 -8.35%,  1995 55.00%,
1996 12.42%, 1997 36.50%. The King Investment Advisors, Inc. performance is the time-weighted, dollar-weighted average total return associated with a composite of equity income accounts managed by Roger E. King, having objectives similar to the Fund, and is unaudited. The composite does not include accounts with less than $1,000,000 in assets or accounts under the Advisor's management for less than one quarter, because the nature of those accounts make them inappropriate for purposes of comparison. Performance figures of the accounts are net of management fees and all expenses of the accounts, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.

         The Russell MidCap Index is a widely recognized, unmanaged index of market activity based on the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Russell MidCap Index reflects the total return of securities comprising the Index with market capitalizations ranging from $1 billion to $6 billion, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the Russell MidCap Index do not reflect deduction of transaction costs or expenses, including management fees.


Investment Advisor                           Administrator
King Investment Advisors, Inc.               AmeriPrime Financial Services, Inc.
Two Post Oak Central                         1793 Kingswood Drive, Suite 200
1980 Post Oak Blvd., Suite 2400              Southlake, Texas  76092
Houston, Texas  77056-3898


Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Transfer Agent (all purchase and             Auditors
redemption requests)                         McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.                  27955 Clemens Road
431 N. Pennsylvania St.                      Westlake, Ohio  44145
Indianapolis, IN  46204

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                             TABLE OF CONTENTS PAGE

         SUMMARY OF FUND EXPENSES..............................................
                  Shareholder Transaction Expenses.............................
                  Annual Fund Operating Expenses.............................

         FINANCIAL HIGHLIGHTS.................................................

         THE FUND..............................................................

         INVESTMENT OBJECTIVE AND STRATEGIES................................

         HOW TO INVEST IN THE FUND..............................................
                  Initial Purchase............................................
                           By Mail.........................................
                           By Wire..........................................
                  Additional Investments...................................
                  Tax Sheltered Retirement Plans...............................
                  Other Purchase Information...................................

         HOW TO REDEEM SHARES..................................................
                  By Mail......................................................
                  By Telephone..................................................
                  Additional Information....................................

         SHARE PRICE CALCULATION...............................................

         DIVIDENDS AND DISTRIBUTIONS............................................

         TAXES.................................................................

         OPERATION OF THE FUND..................................................

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS............

Equity Securities...............................................................
                  Fixed Income Securities.....................................
                  Investment Techniques........................................
                  General...................................................

         GENERAL INFORMATION..................................................
                  Fundamental Policies.........................................
                  Portfolio Turnover.........................................
                  Shareholder Rights............................................

         PERFORMANCE INFORMATION...............................................

                         FOUNTAINHEAD SPECIAL VALUE FUND


                       STATEMENT OF ADDITIONAL INFORMATION



                                February 14, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Fountainhead Special Value Fund dated February 14, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 N. Pennsylvania St., Indianapolis, IN 46204 or by calling 1-800-868-9535.

                                        STATEMENT OF ADDITIONAL INFORMATION


                                                 TABLE OF CONTENTS

                                                                            PAGE


         DESCRIPTION OF THE TRUST............................................  1

         ADDITIONAL INFORMATION ABOUT FUND
         INVESTMENTS AND RISK CONSIDERATIONS.................................  1

         INVESTMENT LIMITATIONS..............................................  6

         THE INVESTMENT ADVISOR..............................................  8

         TRUSTEES AND OFFICERS...............................................  9

         PORTFOLIO TRANSACTIONS AND BROKERAGE................................ 10

         DETERMINATION OF SHARE PRICE........................................ 11

         INVESTMENT PERFORMANCE.............................................. 11

         CUSTODIAN........................................................... 12

         TRANSFER AGENT...................................................... 12

         ACCOUNTANTS......................................................... 12

         DISTRIBUTOR......................................................... 12


ADMINISTRATOR.................................................................12


         FINANCIAL STATEMENTS................................................ 12

DESCRIPTION OF THE TRUST

         Fountainhead Special Value Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of four series currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


[UPDATE: As of _______________, 1998, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Servis Beulah IRA, 602 Hallie, Houston, Texas 77024 - 9.40%; King Investment Advisors, Inc. Profit Sharing Plan, Roger E. King, Trustee, 1980 Post Oak Boulevard, #2400, Houston, Texas - 16.84%; Betty F. Wolfenson, 5555 Del Monte, Suite 106, Houston, Texas - 13.16%; Robert E. Holloway IRA, 12518 Overcup Drive, Houston, Texas - 7.79%; Keogh Money Purchase Plan, Terry Donovan, Trustee, 8723 Winningham Lane, Houston, Texas - 5.02%; and Keogh Money Purchase Plan, John Douglas, Trustee, 8723 Winningham Lane, Houston, Texas - 7.37%. As of ______________, 1998, the officers and trustees as a group may be deemed to beneficially own less than one percent (1%) of the Fund.]


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in rights or warrants.

         B. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Reverse Repurchase Agreements. Reverse repurchase agreements involve sales of portfolio securities by the Fund to member banks of the Federal Reserve System or recognized securities dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield.

                  In connection with each reverse repurchase agreement, the Fund will direct its Custodian to place cash or U.S. government obligations in a separate account in an amount equal to the repurchase price. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.

         D. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 5% of its net assets in illiquid securities.

         E. Mortgage-Related Securities. Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA, GNMA and the Federal Home Loan Mortgage Corporation, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. The Fund will only invest in pools of mortgage loans assembled for sale to investors by agencies or instrumentalities of the U.S. government and will limit its investment to 5% of its net assets. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) and multi-class pass-throughs. CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. The Fund will only invest in CMOs, REMICs and multi-class pass-through securities (collectively "CMOs" unless the context indicates otherwise) issued by agencies or instrumentalities of the U.S. government (such as the Federal Home Loan Mortgage Corporation). Neither Fund will invest in "stripped" CMOs, which represent only the income portion or the principal portion of the CMO.

                  CMOs are issued with a variety of classes or "tranches," which have different maturities and are often retired in sequence. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These "floating rate CMOs," typically are issued with lifetime "caps" on their coupon rate, which means that there is a ceiling beyond which the coupon rate may not be increased. The yield of some floating rate CMOs varies in excess of the change in the index, which would cause the value of such CMOs to fluctuate significantly once rates reach the cap.

                  REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with other CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                  The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

         F. Foreign Securities. The Fund may invest up to 5% of its net assets at the time of purchase in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

                  Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign  companies  are  not  generally  subject  to  accounting,  auditing  and financial
reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         G. Option Transactions. Up to 5% of the Fund's net assets may be invested in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.
         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         H. Hedging Transactions. The Fund may hedge all or a portion of its portfolio investments through the use of options and futures contracts. The objective of the hedging program is to protect a profit or offset a loss in a portfolio security from future price erosion or to assure a definite price for a security by acquiring the right or option to purchase or to sell a fixed amount of the security at a future date. For example, in order to hedge against the risk that the value of the Fund's portfolio securities may decline, the fund might sell futures contracts on stock indices. When hedging of this character is successful, any depreciation in the value of the hedged portfolio securities will be substantially offset by an increase in the Fund's equity in the stock index futures position.

                  There is no assurance that the objective of the hedging program will be achieved, since the success of the program will depend on the Advisor's ability to predict the future direction of the relevant security or stock index, and incorrect predictions by the Advisor may have an adverse effect on the Fund. In this regard, skills and techniques necessary to arrive at such predictions are different from those needed to predict price changes in individual stocks.


                  A stock index futures contract is a binding contractual commitment which involves the payment or receipt of payments representing, respectively, the loss or gain of a specified market index. Ordinarily, the Fund would enter into stock index futures contracts to hedge its investments in common stocks. Futures contracts are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission. The Fund will be subject to any limitations imposed by the exchanges with respect to futures contracts trading and positions. A clearing corporation associated with the particular exchange assumes responsibility for all purchases and sales and guarantees delivery and payment on the contracts. Although most futures contracts call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before settlement date without the making or taking of delivery. Closing out is accomplished by entering into an offsetting transaction, which may result in a profit or a loss. There is no assurance that the Fund will be able to close out a particular futures contract.

                  A hedging strategy involving options and futures contracts entails some risks. For example, the total premium paid for an option may be lost if the Fund does not exercise the option or futures contract, or the writer does not perform his obligations. It is also possible that the futures contracts selected by the Fund will not follow the price movement of the underlying stock index. If this occurs, the hedging strategy may not be successful. Further, if the Fund sells a stock index futures contract and is required to pay an amount measured by any increase in the market index, it will be exposed to an indeterminate liability. In addition, a liquid secondary market may not exist for any particular option or futures contract at any specific time.

                  The Fund will incur transactional costs in connection with the hedging program.

When the Fund purchases or sells a futures contract, an amount of cash and liquid assets will be deposited in a segregated account with the Trust's Custodian to guarantee performance of the futures contract. The amount of such deposits will depend upon the requirements of each exchange and broker and will vary with each futures contract. Because open futures contract positions are marked to market and gains and losses are settled on a daily basis, the Fund may be required to deposit additional funds in such a segregated account if it has incurred a net loss on its open futures contract positions on any day.

                  The Trust has filed a supplemental notice of eligibility with the Commodity Futures Trading Commission ("CFTC") to claim relief from regulation as a commodity "pool" within the meaning of the CFTC's regulations. In its filing, the Trust has represented that the Fund's transactions in futures contracts will constitute bona fide hedging transactions within the meaning of such regulations and that the Fund will enter into commitments which require as deposits for initial margin for futures contracts no more than 5% of the fair market value of its assets.

         I. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.


                  In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is non-fundamental, and may be changed by the Board of Trustees without the vote of the Fund's shareholders.



         J. Corporate Debt Securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consist of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.


INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of
(1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).
         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not invest more than 5% of its net assets in reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.
         vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

         vii. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is King Investment Advisors, Inc. (formerly Jenswold, King & Associates, Inc.), Two Post Oak Central, 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898. Roger E. King may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the period December 31, 1996 (commencement of operations) through October 31, 1997 and the fiscal year ended October 31, 1998, the Fund paid advisory fees of $6,173 and $_______ [after fee waiver?], respectively.


         The Advisor retains the right to use the name "Fountainhead" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name
"Fountainhead" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                   Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller              President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  40                                                             Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                 AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                            distributor, since 1994.  Prior to December, 1994, a
Southlake, Texas  76092                                              senior client executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
_________________                      Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:  __                                                             AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                 Financial Securities, Inc.
Suite 200
Southlake, Texas  76092
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                          Trustee                       President of Chandler Engineering Company, L.L.C., oil
Age:  41                                                             and gas services company; various positions with Carbo
2001 Indianwood Avenue                                               Ceramics, Inc., oil field manufacturing/supply company,
Broken Arrow, OK  74012                                              from 1984 to 1997, most recently Vice President of
                                                                     Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                    Trustee                       Director, Vice President and Chief Investment Officer of
Age:  51                                                             Legacy Trust Company since 1992; President and
600 Jefferson Street, Suite 350                                      Director of Heritage Trust Company from 1994-1996.
Houston, TX  77063
===================================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

======================================================================================


                                     Aggregate             Total Compensation
                                   Compensation         from Trust (the Trust is
            Name                    from Trust           not in a Fund Complex)
--------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                  0                          0
--------------------------------------------------------------------------------------
Steve L. Cobb                         $4,000                     $4,000
--------------------------------------------------------------------------------------
Gary E. Hippenstiel                   $4,000                     $4,000
======================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the period December 31, 1996 (commencement of operations) through October 31, 1997 and the fiscal year ended October 31, 1998, the Fund paid brokerage commissions of $4,398 and $_______, respectively.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

Where:   P        =     a hypothetical $1,000 initial investment
                  T     =average annual total return
                  n     =number of years
                  ERV    =ending  redeemable  value at the end of the applicable
                         period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period December 31, 1996 (commencement of operations) through October 31, 1997 and for fiscal year ended October 31, 1998, the Fund's average annual total return was 40.09%, annualized, and _____%, respectively.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         As of July 1, 1998, Unified Fund Services, Inc., 431 N. Pennsylvania St., Indianapolis, IN 46204 ("Unified"), acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, New York, 11760 ("ADS") provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period December 31, 1996 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, ADS received $16,000 and $______, respectively, from the Fund for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period December 31, 1996 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Administrator received $______ and $______, respectively, from the Fund for these services.


FINANCIAL STATEMENTS

         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1998. The Fund will provide the Annual Report without charge at written request or request by telephone.

                        AIT VISION U.S. EQUITY PORTFOLIO


                   PROSPECTUS                    February 14, 1999


                        311 Park Place Blvd., Suite 250
                           Clearwater, Florida  34619

                For Information, Shareholder Services and Requests:
                               (800) 507-9922

         AIT Vision U.S. Equity Portfolio (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital. The Fund's Adviser, Advanced Investment Technology, Inc., intends the Fund to be a core equity investment vehicle. Characteristics of individual companies considered by the Adviser in the securities selection process will include traditional growth as well as fundamental value measures, among others. The process of evaluating securities is quantitatively rigorous, using state of the art advanced computational techniques developed by the Adviser.

          The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 14, 1999, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.


[TABLE TO BE UPDATED:

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases (as a percentage of offering price).NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1

Management Fees........................................................... 0.70%
12b-1 Charges...............................................................NONE
Other Expenses2 (after reimbursement)......................................0.00%
Total Fund Operating Expenses2 (after reimbursement).......................0.70%


1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's general administrative and significant operating expenses (except as described above).


2 The Adviser has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were 0.04% of average net assets and total fund operating expenses were 0.74% of average net assets, absent reimbursement.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]


Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                1 Year             3 Years           5 Years           10 Years
                ------             -------           -------           --------
                 $7                 $22               $38                 $86

FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the period November 6, 1995 (commencement of operations) to October 31, 1996 and the fiscal years ended October 31, 1997 and October 31, 1998, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

[FINANCIAL HIGHLIGHTS TO BE ADDED]


THE FUND

     AIT Vision U.S. Equity Portfolio (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust") on August 8, 1995, and commenced operations on November 6, 1995. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Advanced Investment Technology, Inc. (the "Adviser").

INVESTMENT OBJECTIVE AND STRATEGIES

     The investment objective of the Fund is to provide long term growth of capital. The Adviser will utilize computer technology and financial databases to assist in the stock selection process. Characteristics of individual companies considered in the securities selection process will include traditional growth as well as fundamental value measures, among others. The process of evaluating securities is quantitatively rigorous, using state of the art advanced computational techniques developed by the Adviser. The Fund is designed by its Adviser to be a core equity investment vehicle.

                    Under normal circumstances, at least 65% of the total assets of the Fund will be invested in U.S. equity securities. The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and seeks to limit investment risk and diversify the Fund's portfolio by investing in companies in all capitalization ranges. Most equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. The Fund may also invest in fixed income securities (including repurchase agreements); may write covered call options on common stocks in the Fund's portfolio; may purchase call options; and may engage in short sales (if the Fund owns or has the right to obtain an equal amount of the security being sold). See "Investment Policies and Techniques and Risk
Considerations" for a more detailed discussion of the Fund's investment practices.

     For temporary defensive purposes under abnormal market or economic conditions, the Fund may invest all or a portion of its assets in money market instruments (including U.S. Treasury bills), securities of no-load registered investment companies and repurchase agreements fully collateralized by U.S. government obligations. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

                   As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

HOW TO INVEST IN THE FUND

     Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $5,000 ($2,000 for retirement accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

     By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to AIT Vision U.S. Equity Portfolio, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail: AIT Vision U.S. Equity Portfolio  Overnight: AIT Vision U.S. Equity
                                                        Portfolio
           c/o American Data Services, Inc.     c/o American Data Services, Inc.
           P.O. Box 5536                        Hauppauge Corporate Center
           Hauppauge, New York  11788-0132      150 Motor Parkway
                                                Hauppauge, New York  11788

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at (800) 507-9922 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  AIT Vision U.S. Equity Portfolio
                           D.D.A. # 483889770
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to AIT Vision U.S. Equity Portfolio and should be sent to the address listed above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A broker may charge a transaction fee for the redemption. Presently, there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


                                    AIT Vision U.S. Equity Portfolio
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 507-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 507-9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES
         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.


         The Fund retains Advanced Investment Technology, Inc., 311 Park Place Blvd., Clearwater, Florida 34619 (the "Adviser") to manage the Fund's investments. The Adviser is controlled by its majority shareholder, State Street Global Advisers, a division of State Street Bank and Trust Company. The Adviser develops and uses advanced computational quantitative techniques for money management. In addition to offering tactical overlay services to private individuals and institutions, the Adviser manages private investor and institutional funds in global asset allocation and individually managed accounts (equity). Douglas W. Case, CFA, Chief Investment Officer, Susan L. Reigel, Portfolio Manager, and Dean S. Barr, Chairman and Chief Executive Officer, are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Case joined the firm in 1996 and is the portfolio manager for the Adviser's managed U.S. equity accounts. From 1994 to 1996, he was the Director of Equity Portfolio Management of LBS Capital Management, Inc. ("LBS"). From 1988 to 1994, he worked with the Florida Retirement System, where he oversaw all internal quantitatively driven portfolios and assisted in the risk analysis of the aggregate domestic equity fund. Ms. Reigel joined LBS as a portfolio manager in early 1996 and joined AIT in late 1996. She assists in the management of all equity accounts. From 1994 to 1996, Ms. Reigel worked with the Florida Retirement System where she managed quantitatively driven portfolios. Mr. Barr founded the Adviser in 1996 and oversees research development of all of the Adviser's programs. From 1989 to 1996, he was the Managing Director and Chief Investment Officer of LBS. He is an authority and expert in the development of artificial intelligence systems for market and security analysis. Additionally, he is the author of several technical papers on Artificial Intelligence. The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 0.70% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. Investment Technology Group, Inc., a registered broker-dealer and an affiliate of the Adviser, may receive brokerage commissions from the Fund. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         The Fund may invest in common stock, preferred stock, common stock equivalents (such as convertible preferred stock and convertible debentures) and closed-end investment companies which invest primarily in common stocks. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") and will limit the Fund's investment in such debentures to 10% of net assets. The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

         The Fund may invest a significant portion of its portfolio in smaller companies when the Adviser believes it to be consistent with the Fund's objective. Some characteristics of smaller companies, such as limited product diversity, a lack of managerial or financial resources, and thinly traded securities may result in increased stock price volatility.

         Equity securities include common stocks of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities through the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

         In addition, the Fund may invest in S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely.

Fixed Income Securities

         The Fund may invest in U.S. Treasury bills and repurchase agreements, both of which are fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are among the highest quality government securities.

         A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Options Transactions

         The Fund may write (sell) covered call options on common stocks in the Fund's portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. The Fund may also purchase call options. The Fund will only engage in exchange-traded options transactions.

General
         The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to obtain an equal amount of the security being sold, at no additional cost, and the Fund's investment does not exceed 5% of its net assets. See "Additional Information About Fund Investments and Risk Considerations" in the Statement of Additional Information.

GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 200%. The brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Fund does not anticipate any adverse tax consequences as a result of its portfolio turnover rate, although substantial net capital gains could be realized, and any distributions derived from such gains may be ordinary income for federal tax purposes.


     Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. [UPDATE: As of ______________, 1998, U.S. Trust Company of Florida, as Trustee of the Killian Charitable Remainder Unitrust, owns a majority of the outstanding shares of the Fund and may be deemed to control the Fund. Raymond Killian, as a beneficiary of the Unitrust, may also be deemed to control the Fund.]


PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.


         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.


          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the Dow Jones Industrial Average or the Russell 3000 Index.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                         Administrator
Advanced Investment Technology, Inc.       AmeriPrime Financial Services, Inc.
311 Park Place Blvd., Suite 250            1793 Kingswood Drive, Suite 200
Clearwater Florida  34619                  Southlake, Texas  76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Transfer Agent                             Auditors
(all purchase and redemption requests)     McCurdy & Associates CPA's, Inc.
American Data Services, Inc.               27955 Clemens Road
P.O. Box 5536                              Westlake, Ohio 44145
Hauppauge, New York  11788-0132


Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                               TABLE OF CONTENTS
                                                                            PAGE

SUMMARY OF FUND EXPENSES...................................................... 2

         Shareholder Transaction Expenses..................................... 2
         Annual Fund Operating Expenses....................................... 2

FINANCIAL HIGHLIGHTS.......................................................... 3

THE FUND ..................................................................... 4

INVESTMENT OBJECTIVE AND STRATEGIES........................................... 4

HOW TO INVEST IN THE FUND..................................................... 5

         Initial Purchase..................................................... 5

                  By Mail  ................................................... 5
                  By Wire  ................................................... 5

         Additional Investments............................................... 6
         Tax Sheltered Retirement Plans....................................... 6
         Other Purchase Information........................................... 6

HOW TO REDEEM SHARES.......................................................... 6

         By Mail  ............................................................ 6
         By Telephone......................................................... 7
         Additional Information............................................... 7

SHARE PRICE CALCULATION....................................................... 8

DIVIDENDS AND DISTRIBUTIONS................................................... 8

TAXES    ..................................................................... 9

OPERATION OF THE FUND......................................................... 9

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS....................11

         Equity Securities....................................................11
         Fixed Income Securities..............................................11
         Options Transactions.................................................12
         General  ............................................................12

GENERAL INFORMATION...........................................................12

         Fundamental Policies.................................................12
         Portfolio Turnover...................................................12
         Shareholder Rights...................................................13

PERFORMANCE INFORMATION.......................................................13

                         AIT VISION U.S. EQUITY PORTFOLIO




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 14, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of AIT Vision U.S. Equity Portfolio dated February 14, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, or by calling 1-800-507-9922.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


DESCRIPTION OF THE TRUST...................................................... 1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS................................................................ 1

INVESTMENT LIMITATIONS........................................................ 2


THE INVESTMENT ADVISER........................................................ 4

TRUSTEES AND OFFICERS......................................................... 5

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................... 6


DETERMINATION OF SHARE PRICE.................................................. 8

INVESTMENT PERFORMANCE........................................................ 8

CUSTODIAN..................................................................... 9

TRANSFER AGENT................................................................ 9

ACCOUNTANTS................................................................... 9

DISTRIBUTOR................................................................... 9


ADMINISTRATOR................................................................. 9


FINANCIAL STATEMENTS...........................................................9

DESCRIPTION OF THE TRUST

         AIT Vision U.S. Equity Portfolio (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     [UPDATE: As of __________ __, 1998, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: LBS Capital Management Resources Trust Co., P.O. Box 5900, Denver, Colorado - 9.27%; Killian Charitable Remainder Unitrust, U.S. Trust Company of Florida, Trustee, 765 Seagate Drive, Naples, Florida - 68.42%; Wooten Charitable Remainder Unitrust, Rike D. Wooten, Trustee, 1865 E. Cedar Avenue, Denver, Colorado - 7.54.]

         [UPDATE: As of November __, 1998, U.S. Trust Company of Florida, Trustee of the Killian Charitable Remainder Unitrust, owns a majority of the outstanding shares of the Fund and may be deemed to control the Fund. Raymond Killian, as beneficiary of the Unitrust, may also be deemed to control the Fund. As of _________ ___, 1998 the officers and trustees as a group may be deemed to beneficially own less than one percent (1%) of the Fund.]


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Convertible Debentures. The Adviser considers convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") to be of investment grade quality. Investment grade securities generally have adequate to strong protection of principal and interest payments. Convertible debentures rated A possess many favorable investment attributes and are considered to be upper-medium grade obligations. Securities rated A may be more susceptible to the adverse effects of changes in circumstances and economic conditions (changes that increase long term risk) than higher rated securities.

         Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.
The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         vi. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale or other illiquid securities.

THE INVESTMENT ADVISER

         The Fund's investment adviser is Advanced Investment Technology, Inc., 311 Park Place Blvd., Clearwater, Florida 34619. State Street Global Advisers, a division of State Street Bank and Trust Company, may be deemed to control the Adviser due to its majority ownership of shares of the Adviser.


         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid advisory fees of $5,994, $21,591 and __________, respectively.

         The Adviser retains the right to use the names "AIT" and "AIT Vision" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "AIT" and "AIT Vision" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                   Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller              President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  40                                                             Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                 AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                            distributor, since 1994.  Prior to December, 1994, a
Southlake, Texas  76092                                              senior client executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
                                       Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:                                                                 AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                 Financial Securities, Inc.
Suite 200
Southlake, Texas  76092
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                          Trustee                       President of Chandler Engineering Company, L.L.C., oil
Age:  41                                                             and gas services company; various positions with Carbo
2001 Indianwood Avenue                                               Ceramics, Inc., oil field manufacturing/supply Company,
Broken Arrow, Oklahoma 74012                                         from 1984 to 1997, most recently Vice President of
                                                                     Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                    Trustee                       Director, Vice President and Chief Investment Officer of
Age:  51                                                             Legacy Trust Company since 1992; President and
32 Sunlit Forest Drive                                               Director of Heritage Trust Company from 1994 to 1996.
The Woodlands, Texas 77381
===================================================================================================================================

         The compensation paid to the Trustees of the Trust for the period ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

======================================================================================

                                     Aggregate             Total Compensation
                                   Compensation         from Trust (the Trust is
            Name                    from Trust           not in a Fund Complex)
--------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                  0                          0
--------------------------------------------------------------------------------------
Steve L. Cobb                         $4,000                     $4,000
--------------------------------------------------------------------------------------
Gary E. Hippenstiel                   $4,000                     $4,000
======================================================================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $746,066 and $ _________ (on which commissions were $991 and $________) during the fiscal years ended October 31, 1997 and 1998, respectively.


     While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

         The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Investment Technology Group, Inc. ("ITG"), in its capacity as a registered broker-dealer, will effect securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Jefferies Group, Inc.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as ITG) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, ITG will not serve as the Fund's dealer in connection with over-the-counter transactions. However, ITG may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Jefferies Group, Inc.

         The Fund will not effect any brokerage transactions in its portfolio securities with ITG if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to ITG, it is the policy of the Fund that such commissions will, in the judgement of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by ITG on comparable transactions for its most favored unaffiliated customers, except for customers of ITG considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by ITG to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

         While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. ITG will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


         For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid brokerage commissions of $3,203, $14,536 and $_______, respectively. For the fiscal year ended October 31, 1998, the Fund paid $______ (____% of the total brokerage commissions paid) to ITG, an affiliate of the Adviser, for effecting ____% of all brokerage transactions.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:  P        =        a hypothetical $1,000 initial investment
        T        =        average annual total return
        n        =        number of years
        ERV      =        ending redeemable value at the end of the applicable
                          period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period November 6, 1995

(commencement of operations) through October 31, 1996 and the fiscal year ended October 31, 1998, the Fund's average annual total return was _____%, annualized, and _____%, respectively.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, ADS received $17,600, $19,200 and $________, respectively, from the Adviser (not the Fund) for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.



DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period November 6, 1995 (commencement of operations) though October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Administrator received $ ________, $_________ and $ __________, respectively, from the Adviser (not the Fund) for these services.


FINANCIAL STATEMENTS


         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1998. The Trust will provide the Annual Report without the charge by calling the Fund at 1-800-507-9922.

                               GLOBALT GROWTH FUND

                              NASDAQ Symbol: GROWX


PROSPECTUS                     February 14, 1999



                            3060 Peachtree Road, N.W.
                          One Buckhead Plaza, Suite 225
                             Atlanta, Georgia 30305
                             http://www.globalt.com

               For Information, Shareholder Services and Requests:
                          877-BUY-GROWX (877-289-4769)



         GLOBALT Growth Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital. The Fund seeks to achieve its objective by investing in a broad range of equity securities of U.S. companies believed by its Adviser, GLOBALT, Inc., to offer superior growth potential. As the Adviser believes exposure to rapidly growing foreign markets enhances growth potential, all stocks in the Fund's portfolio will be of companies which compete in both U.S. and foreign economies and thus, in the Adviser's opinion, are globally positioned for success.

         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 14, 1999, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                               SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund (including organizational expenses) except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.


[TABLE TO BE UPDATED:

Shareholder Transaction Expenses

Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1

Management Fees............................................................1.17%
12b-1 Charges...............................................................NONE
Other Expenses2 (after reimbursement)......................................0.00%
Total Fund Operating Expenses2 (after reimbursement).......................1.17%

1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described above).

2 The Adviser has voluntarily agreed, as in 1997, to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were 0.02% of average net assets and total fund operating expenses were 1.19% of average net assets, absent any reimbursement.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                  1 Year   3 Years  5 Years 10 Years
                  ------   -------  ------- --------

                   $12               $37             $64               $142

                                                 FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the fiscal years ended October 31, 1997 and October 31, 1998, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.


                                              [highlights to be inserted]

                                                       THE FUND

         GLOBALT Growth Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 20, 1995 and commenced operations on December 1, 1995. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is GLOBALT, Inc. (the "Adviser"). Visit GLOBALT on the Internet at http://www.globalt.com.

                                          INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital. The Fund seeks to achieve its objective by investing primarily in a broad range of equity securities of U.S. companies which the Adviser believes offer superior growth potential, based on certain fundamental and technical standards of selection. As the Adviser believes exposure to rapidly growing foreign markets enhances growth potential, all stocks in the Fund's portfolio will be of companies which compete in both U.S. and foreign economies and thus, in the Adviser's opinion, are globally positioned for success. The Adviser will only purchase stocks of companies that are expected to derive at least 20% of their revenues outside of the U.S. It is anticipated that, in the aggregate, the stocks in the Fund's portfolio will derive at least 50% of their revenues outside of the U.S. and as a result will provide higher relative growth than the S&P 500 Index.

         The Fund is designed for investors with a long term wealthbuilding horizon and is particularly suitable for retirement and educational funds. The Adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of industries and companies. After screening for securities with exposure to foreign markets, the Adviser uses a disciplined selection process to assemble a portfolio which it anticipates will have at least a 50% exposure to foreign markets and will be highly diversified across economic sectors. As the Fund will primarily invest in growth-oriented stocks, it is expected that the Fund will generate a total return that is predominantly derived from long term capital appreciation, although current income is also expected.

         The Adviser has been managing income accounts for its clients since 1991. The performance of all accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Adviser in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of December 31, 1998, the assets in those accounts totaled approximately $____ million. The Adviser's total assets under management were approximately $____ million as of December 31, 1998.


     Summary of Annual Investment Returns of the Fund and GLOBALT, Inc. Managed Accounts *

UPDATE:

         Period   Fund      Managed Accounts          S&P 500          Russell
         ------   ----      ----------------          -------          -------
                                                                         1000
                                                                       Growth

         1991                        35.4%             30.5%           44.0%
         1992                         7.8%              7.6%            5.0%
         1993                        18.9%             10.1%            2.9%
         1994                        -0.7%              1.3%            2.5%
         1995     6.4%**             36.5%             37.6%           37.1%
         1996    20.0%               21.8%             22.9%           23.2%
         1997    28.7%               30.1%             33.4%           30.5%

Average Annual Total Return
Since Fund Inception
(12/1/95)             26.9%                     26.1%             28.0%    25.9%

Average Annual Total Return
Since Managed Accounts
Inception (1/1/91)     N/A                       20.7%             19.8%   19.3%


     * The GLOBALT, Inc. managed account performance is the time-weighted, dollar- weighted average total return associated with a composite of equity accounts having objectives similar to the Fund, and is unaudited. The composite does not include non- discretionary or otherwise restricted accounts because the nature of those accounts make them inappropriate for purposes of comparison. Performance figures of the accounts are net of management fees and all expenses of the accounts, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR).

         The S&P 500 Index is a widely recognized, unmanaged index of market activity, based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.

         The Russell 1000 Growth Index is a widely recognized, unmanaged index of market activity, based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Russell 1000 Growth Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the Russell 1000 Growth Index do not reflect deduction of transaction costs or expenses, including management fees.

         The performance of the accounts managed by the Adviser does not represent the historical performance of the Fund, and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitation, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

** For the period December 1, 1995 (commencement of operations) through December 31, 1995, not annualized.

         The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as rights, warrants and securities convertible into common stocks) of U.S. companies, regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations to maintain liquidity or pending investment in equity securities. Substantially all equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. The Fund will not invest in foreign securities.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                                               HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose as often as you wish, subject to a minimum initial investment of $25,000 and minimum subsequent investments of $5,000. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it in proper form, together with a check (subject to the above minimum amounts) made payable to GLOBALT Growth Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.


U.S. Mail:  GLOBALT Growth Fund             Overnight:  GLOBALT Growth Fund
            c/o Unified Fund Services, Inc.      c/o Unified Fund Services, Inc.
            P.O. Box 6110                        431 N. Pennsylvania St.
            Indianapolis, IN  46206-6110         Indianapolis, IN  46204


Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.


         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If the money is to be wired, you must call the Transfer Agent at (877) 289-4769 to set up your account and obtain an account number. You should be prepared to provide the information on the application to the Transfer Agent. Then, you should provide your bank with the following information for purposes of wiring your investment:


                  Star Bank, N.A. Cinti/Trust
                  ABA # 0420-0001-3
                  Attn: GLOBALT Growth Fund
                  D.D.A. # 483889739
                  Account Name ________________ (write in shareholder name) For the Account # ________________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to GLOBALT Growth Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                                                 HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A broker may charge a transaction fee for the redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


U.S. Mail:  GLOBALT Growth Fund             Overnight: GLOBALT Growth Fund
            c/o Unified Fund Services, Inc.      c/o Unified Fund Services, Inc.
            P.O. Box 6110                        431 N. Pennsylvania St.
            Indianapolis, IN  46206-6110         Indianapolis, IN  46204


         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (877) 289-4769. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (877) 289-4769. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                                                SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                              DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                                         TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                                                 OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 (the "Adviser") to manage the Fund's investments. The Adviser was organized as a Georgia corporation in 1990. The Adviser manages larger capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. Angela Allen, President of the Adviser, and Samuel Allen, Chairman of the Adviser, are the controlling shareholders of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.


         The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.17% of its average daily net assets. The Adviser pays all of the operating expenses (including organizational expenses) of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains Unified Fund Services, Inc., 431 N. Pennsylvania St., Indianapolis, IN 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.


         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, convertible debentures, rights and warrants) and investment companies which invest primarily in the above. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate.

Fixed Income Securities

         The Fund may temporarily invest in short term fixed income securities. The Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

                  U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Loans of Portfolio Securities

          The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations. The Fund may invest in time deposits, certificates of deposit or banker's acceptances, and may buy and write put and call options, provided the Fund's investment in each does not exceed 5% of its net assets.



                                                  GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. The Fund's portfolio turnover rate may exceed 100%. To the extent it does, the brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Fund's higher turnover rate may result in the realization, for federal tax purposes, of more net capital gains, and any distributions derived from such gains may be ordinary income.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

                                                PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.


         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.


         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

                  The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                        Administrator
GLOBALT, Inc.                             AmeriPrime Financial Services, Inc.
3060 Peachtree Road, N.W.                 1793 Kingswood Drive, Suite 200
One Buckhead Plaza, Suite 225             Southlake, Texas  76092
Atlanta, Georgia  30305

Custodian                                 Distributor
Star Bank, N.A.                           AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118              1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                   Southlake, Texas  76092


Transfer Agent (all purchase and          Auditors
redemption requests)                      McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.               27955 Clemens Road
431 N. Pennsylvania St.                   Westlake, Ohio  44145
Indianapolis, IN  46204

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                                   TABLE OF CONTENTS

Page

         SUMMARY OF FUND EXPENSES..............................................
                  Shareholder Transaction Expenses..........................
                  Annual Fund Operating Expenses...............................

         FINANCIAL HIGHLIGHTS...................................................
         THE FUND..............................................................

         INVESTMENT OBJECTIVE AND STRATEGIES....................................

         HOW TO INVEST IN THE FUND..............................................
                  Initial Purchase.............................................
                           By Mail.............................................
                           By Wire............................................
                  Additional Investments.......................................
                  Tax Sheltered Retirement Plans...............................
                  Other Purchase Information...................................

         HOW TO REDEEM SHARES.................................................
                           By Mail.............................................
                           By Telephone........................................
                           Additional Information..............................

         SHARE PRICE CALCULATION...............................................

         DIVIDENDS AND DISTRIBUTIONS..........................................

         TAXES................................................................

         OPERATION OF THE FUND................................................

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS............
                  Equity Securities............................................
                  Fixed Income Securities.......................................
                           Corporate Debt Securities...........................
                           U.S. Government Obligations.........................
                  Loans of Portfolio Securities ..............................
                  General.....................................................

         GENERAL INFORMATION...................................................
                           Fundamental Policies................................
                           Portfolio Turnover.................................
                           Shareholder Rights.................................

         PERFORMANCE INFORMATION...............................................

                               GLOBALT GROWTH FUND




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 14, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of GLOBALT Growth Fund dated February 14, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 N. Pennsylvania St., Indianapolis, IN 46204, or by calling 1-877-BUY-GROWX (877-289-4769).

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


         DESCRIPTION OF THE TRUST............................................  1

         ADDITIONAL INFORMATION ABOUT FUND
         INVESTMENTS AND RISK CONSIDERATIONS.................................  1

         INVESTMENT LIMITATIONS..............................................  3

         THE INVESTMENT ADVISER..............................................  6

         TRUSTEES AND OFFICERS...............................................  7

         PORTFOLIO TRANSACTIONS AND BROKERAGE................................  8

         DETERMINATION OF SHARE PRICE........................................  9

         INVESTMENT PERFORMANCE..............................................  9

         CUSTODIAN........................................................... 10

         TRANSFER AGENT...................................................... 10

         ACCOUNTANTS......................................................... 10

         DISTRIBUTOR......................................................... 10


ADMINISTRATOR.................................................................10


FINANCIAL STATEMENTS..........................................................10

DESCRIPTION OF THE TRUST

         Globalt Growth Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     [UPDATE: As of ______________, 1998, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Samuel Emory Allen IRA, 3060 Peachtree Road, NW, Suite 225 Atlanta, Georgia - 6.9%; Brenda M. Hackney, 2 Office Park Circle, Birmingham, Alabama - 6.71%; Management Psychology Group Profit Sharing Trust, 3340 Peachtree Road, N.E., Atlanta, Georgia - 5.32%; Lorraine & Lloyd Glidden Foundation, Inc., Debra K. Glidden, Treasurer, 3400 Peachtree Road, NE, Suite 1735, Atlanta, Georgia - 13.89%; Maynard, Cooper & Gale, P.C. FBO: N. Lee Cooper P.C. Money Purchase Pension, 1927 First Avenue North, Birmingham, Alabama - 7.93%. As of _____________, 1998, the officers and trustees as a group may be deemed to beneficially own less than one percent (1%) of the Fund.]


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

     A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.


         B. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Other Investment Companies. The Fund is permitted to invest in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

         D. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         E. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.
The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

         vii. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

         The Fund's investment adviser is Globalt, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305. Angela and Samuel Allen may each be deemed to be a controlling person of the Adviser due to their ownership of its shares and their respective positions as president and chairman of the Adviser.


         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund (including organizational expenses) except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period December 1, 1995 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid advisory fees of $21,686, $62,923 and $______, respectively.


         The Adviser retains the right to use the name "Globalt" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Globalt" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                   Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller              President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  40                                                             Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                 AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                            distributor, since 1994.  Prior to December, 1994, a
Southlake, Texas  76092                                              senior client executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
__________________                     Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:  __                                                             AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                 Financial Securities, Inc.
Suite 200
Southlake, Texas  76092
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                          Trustee                       President of Chandler Engineering Company, L.L.C. oil
Age:  41                                                             and gas services company; various positions with Carbo
2001 Indianwood Avenue                                               Ceramics, Inc., oil field manufacturing/supply company,
Broken Arrow, Oklahoma 74012                                         from 1984 to 1997, most recently Vice President of
                                                                     Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                    Trustee                       Director, Vice President and Chief Investment Officer of
Age:  51                                                             Legacy Trust Company since 1992; President and
600 Jefferson Street, Suite 350                                      Director of Heritage Trust Company from 1994 to 1996.
Houston, TX  77063
===================================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees. The Adviser voluntarily reimbursed the Fund for the Fund's share of the Trustee fees paid for the fiscal year ended October 31, 1998.

======================================================================================

                                     Aggregate             Total Compensation
                                   Compensation         from Trust (the Trust is
            Name                    from Trust           not in a Fund Complex)
--------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                  0                          0
--------------------------------------------------------------------------------------
Steve L. Cobb                         $4,000                     $4,000
--------------------------------------------------------------------------------------
Gary E. Hippenstiel                   $4,000                     $4,000
======================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


     For the period December 1, 1995 (commencement of operations) through October 31,

1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid brokerage commissions of $7,819, $7,702 and $______, respectively.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending redeemable value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period December 1, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1998, the Fund's average annual total return was _____%, annualized, and _____%, respectively.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         As of July 1, 1998, Unified Fund Services, Inc., 431 N. Pennsylvania St., Indianapolis, IN 46204 ("Unified"), acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period December 1, 1995 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, ADS received $17,600, $22,000 and $______, respectively, from the Adviser (not the Fund) for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period December 1, 1995 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Administrator received $______, $______, and $______, respectively, from the Adviser (not the Fund) for these services.

FINANCIAL STATEMENTS


         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1998. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-831-9922.

                         Supplement Dated , 1998 to the
                         Prospectus Dated , 1999 of the
                             NewCap Contrarian Fund


         The Board of Trustees of the AmeriPrime Funds has determined, in light of current market conditions and the relatively small size of the New Cap Contrarian Fund, that the Fund should no longer pursue its investment objective and instead should invest 100% of its assets in cash equivalents, money market funds and investment grade debt securities. These changes in investments and strategy will remain in effect until further notice. In addition, shares of the Fund are no longer available for purchase, and the Fund will no longer incur expenses pursuant to its Distribution Plan, although shares will continue to be redeemable in accordance with the Prospectus.

         This Supplement, and the Prospectus dated , 1998, contain information that you should know before investing in the Fund and should be retained for future reference. Additional information is included in the Statement of Additional Information dated , 1998, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling (800) .

                           THE NEWCAP CONTRARIAN FUND



PROSPECTUS                                                     February 14, 1999


                            23775 Commerce Park Road
                              Cleveland, Ohio 44122
               For Information, Shareholder Services and Requests:
                          Call toll free: 800-466-7678
                               Local: 216-514-5151



         The NewCap Contrarian Fund (the "Fund") is a no-load mutual fund whose investment objective is to provide maximum long term growth. The Fund seeks to achieve its objective by aggressively investing world-wide in securities of growing companies which its Advisor, Newport Investment Advisors, Inc. believes are attractively priced and offer investment value. The Fund's aggressive investment approach may be appropriate for investors who seek potentially high long term returns and are willing to accept the risks inherent in that approach, including potentially significant fluctuations in the Fund's share price. The Fund is a non-diversified fund, and this Prospectus provides additional information relating to the additional risks associated with non-diversification.

         The Fund is "no-load," which means there are no sales charges or commissions. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated February 14, 1999, which has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY

OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses (except for 12b-1 fees). The Advisor pays all of the operating expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.


[TABLE TO BE UPDATED:
Shareholder Transaction Expenses

Sales Load Imposed on Purchases............................... .............NONE
Sales Load Imposed on Reinvested Dividends..................... ............NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)

Management Fees.................................................  ........ 2.50%
12b-1 Fees1................................................................0.25%
Other Expenses.............................................................0.08%
Total Fund Operating Expenses..............................................2.83%

1 The Fund incurs 12b-1 fees of .25% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]


Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

           1 Year               3 Years           5 Years          10 Years
           ------               -------           -------          --------
            $29                   $88              $150              $317

                                    THE FUND

         The NewCap Contrarian Fund, formerly known as the MAXIM Contrarian Fund (the "Fund"), was organized as a non-diversified series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on December 26, 1995, and commenced operations on May 2, 1996. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Newport Investment Advisors, Inc. (the "Advisor").

                              FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the fiscal years ended October 31, 1997 and 1998, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Statement of Additional Information. The Fund's Annual Report contains additional performance information and will be made available upon request and without charge.

                           [HIGHLIGHTS TO BE SUPPLIED]


                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide maximum long term growth. The Fund seeks to achieve its objective by aggressively investing world-wide in securities of growing companies which the Advisor believes are attractively priced and offer investment value. Unlike many mutual funds with this investment objective, the Fund will attempt to achieve its investment objective in declining equity markets as well as in rising equity markets. The Fund's aggressive investment approach may be appropriate for investors who seek potentially high long term returns and are willing to accept the risks inherent in that approach, including potentially significant fluctuations in the Fund's share price.

         The Fund focuses its investments primarily on equity securities of domestic, multinational and foreign companies whose potential values generally are not recognized by the investing public. Such companies include viable businesses that have been overlooked by other investors, or that are unpopular as a result of actual or anticipated unfavorable developments or other factors affecting the companies, their industries or markets in general. The Advisor may choose smaller companies that it believes offer significant investment value, even if they involve more risk. Dividend and interest income received from portfolio securities is not a significant consideration.

         The Advisor generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in equity and debt securities of U.S. and foreign companies. The Fund may invest in debt securities of all types and qualities, including lower quality securities with more risk. The Fund may also pursue investment opportunities by investing in indexed securities, options, futures contracts and precious metals, and by using other aggressive investment techniques involving leverage and other risks. In selecting securities for inclusion in the Fund ' s portfolio, the Advisor may analyze issuers of all sizes, industries, and geographical markets, including restricted securities of companies issued in private placements. To retain investment flexibility, the Fund may be non-diversified to some extent. To the extent that the Fund invests a significant portion of its assets in a few issuers' securities, the performance of the Fund could be significantly affected by the performance of those issuers.


         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, the aggressive investment techniques of the Fund may entail risks not encountered by the average mutual fund. See "Investment Policies, Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices. Investors should also be aware that the Advisor has no prior experience in acting as an investment advisor to a mutual fund and that the Fund has no operating history.


                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,500 ($1,000 for IRA retirement accounts) and minimum subsequent investments of $500 ($100 for IRA retirement accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to The NewCap Contrarian Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                                    Overnight:
      The NewCap Contrarian Fund              The NewCap Contrarian Fund
      c/o American Data Services, Inc.        c/o American Data Services, Inc.
      P.O. Box 5536                           Hauppauge Corporate Center
      Hauppauge, New York  11788-0132         150 Motor Parkway
                                              Hauppauge, New York  11788

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 516-385-9580 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                      Star Bank, N.A. Cinti/Trust
                      ABA #0420-0001-3
                      Attn:  The NewCap Contrarian Fund Master Account
                      D.D.A. # 485772974
                      Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to The NewCap Contrarian Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement accounts (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); 403(b)(7) tax deferred retirement plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charge a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    The NewCap Contrarian Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (516) 385-9580. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (516) 385-9580. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund. After the initial three months of the Fund's operations, any account opened during the initial three month period will be subject to the redemption provisions described above.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day the Fund is open for business on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Newport Investment Advisors, Inc., 23775 Commerce Park Road, Cleveland, Ohio 44122 (the "Advisor") to manage the Fund's investments. The Advisor, an Ohio corporation, provides investment management services to taxable and tax-exempt clients, and currently manages approximately $250 million in assets. Kenneth M. Holeski, controlling shareholder of the Advisor, has served as the President of the Advisor since its founding in 1989. He is primarily responsible for the day-to-day management of the portfolio of the Fund. Prior to 1996, Mr. Holeski was also the Vice President of Newport Evaluation Services, Inc., a consulting firm that primarily monitors the performance of money managers on behalf of retirement funds.

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 2.50% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. It should be noted that most mutual funds pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. The 12b-1 fees paid by the Fund are described below under "Distribution Plan."

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. WRP Investments, Inc., a registered broker dealer of which Mr. Holeski is a registered representative and branch manager, may receive brokerage commissions from the Fund on a basis comparable to trades placed with unaffiliated broker dealers. Mr. Holeski does not receive compensation on these trades.

                                DISTRIBUTION PLAN

         The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which the Fund pays the Advisor an amount which is accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. Amounts are paid at that rate regardless of actual distribution expenses incurred. Amounts paid under the Plan by the Fund are in addition to the advisory fee described above and are paid to the Advisor for services it provides and the expenses it bears in the distribution of the Fund's shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. In addition, payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. The service provided by administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other services to the Fund as the Fund may reasonably request. The Advisor may also compensate such dealers and administrators out of its own assets.

             INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS

         The Fund may invest in the following portfolio securities, may engage in the following practices and will be subject to the following risks and limitations:

         Equity Securities. The Fund emphasizes investments in common stocks, which represent an equity (ownership) interest in a corporation. The Fund also may buy securities such as convertible debt, preferred stock, warrants, or other securities exchangeable for shares of common stock, and publicly-traded partnership interests. In selecting equity investments for the Fund, the Advisor considers the fundamental value of the issuing company as well as market and economic factors that affect securities prices.

         Debt Securities. The Fund may invest up to 35% of its assets in debt securities, including lower quality, high yielding debt securities if it believes that doing so will result in capital appreciation or will earn income on idle cash. The Fund may buy debt securities of all types and qualities issued by both domestic and foreign issuers, including government securities, corporate bonds and debentures, commercial paper, and certificates of deposit.

         Lower quality debt securities (commonly called
"
junk
bonds
"
) often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.


         Foreign Securities. Foreign debt and equity securities, and securities denominated in or indexed to foreign currencies may be affected by the strength of those currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. These developments could include restrictions on foreign currency transactions and rules of exchange, or changes in administrations or monetary policies of foreign governments. Foreign securities purchased using foreign currencies may incur currency conversion costs. Foreign issuers and brokers may not be subject to accounting standards or governmental supervision comparable to U.S. issuers and brokers, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors.

         The Fund may enter into forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect the Fund from adverse exchange rate changes, the Fund may incur a loss if the Advisor incorrectly predicts foreign currency values.

         There is no limitation on the amount of the Fund's assets that may be invested in foreign securities or in any one country or currency, except that no more than 35% of the Fund's assets may be invested in companies operating exclusively in one foreign country.

         Indexed Securities. The Fund may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators (the " reference index " ). Most indexed securities are short to intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself. Because their performance is tied to a reference index, a fund investing in indexed securities bears the risk of changes in the reference index in addition to being exposed to the credit risk of the issuer of the security.

         Repurchase Agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back later at a higher price. The repurchase date is usually within seven days of the original purchase. If the other party to a repurchase agreement becomes bankrupt or otherwise defaults on its obligation to repurchase the security, the Fund may experience delays in recovering its cash. To the extent that the value of the security purchased has decreased in the meantime, the Fund could experience a loss. The Fund's repurchase agreements are fully collateralized.

         When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Advisor deems it appropriate to do so.
         Borrowing and Leverage; Reverse Repurchase Agreements. The Fund may borrow from banks up to one third of its total assets, and the Fund may pledge assets in connection with such borrowings. The Fund also may engage in reverse repurchase agreements in which the Fund sells a security to another party, such as a bank, broker-dealer or other financial institution, and simultaneously agrees to buy it back later at a higher price. While a reverse repurchase agreement is outstanding, the Fund generally will direct its custodian to segregate cash and appropriate liquid assets to cover its obligations under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Except for reverse repurchase agreements that it fully collateralizes, the Fund aggregates reverse repurchase agreements with its bank borrowings for purposes of limiting borrowings to one third of its total assets.

         If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage. The Fund's objective would be to pursue investment opportunities with yields that exceed the cost of the borrowings. This leverage may exaggerate changes in the Fund's share value and the gains and losses on the Fund's investment. Leverage also creates interest expenses that may exceed the return on investments made with the borrowings.

         Lending. The Fund may lend securities to broker-dealers and other institutions as a means of earning additional income. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund at least equal to 100% of the current market value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter when the Board of Trustees determines voting to be in the Fund's interest. If the borrower becomes bankrupt or otherwise defaults on its obligations, the Fund could experience delays in recovering its securities. To the extent that, in the meantime, the value of securities loaned had increased, the Fund could experience a loss if the borrower had not maintained sufficient collateral. Loans, in the aggregate, may not exceed one third of the Fund's total assets.

         Short Sales. If the Fund anticipates that the price of a security will decline, it may sell the security short. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund must replace the borrowed security by purchasing it at the market price at the time the Fund chooses to close the short sale, or at the time it is required to do so by the lender, whichever is earlier. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.

         In connection with its short sales, the Fund will be required to maintain a segregated account with its custodian of cash or U.S. Government Securities or other high grade liquid debt securities equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

         Options and Futures Contracts. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices, currency exchange rates and precious metal prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Fund's investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. The Fund may invest in options and futures based on any type of security, index, or currency related to its investments, including options and futures traded on foreign exchanges and options not traded on exchanges. The Fund also may invest in precious metal options and futures.

         Options and futures can be volatile investments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the Fund's return. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund if the other party to the contract defaults. The Fund also could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, losses from certain futures transactions are potentially unlimited.

         The Fund will not hedge more than 25% of its total assets by selling futures or writing calls under normal conditions. In general, the Fund also will not write put options if its settlement obligations would exceed 25% of its total assets. In addition, the Fund will not buy futures, put options or call options for other than hedging purposes with an aggregate value exceeding 5% of its total assets.

         Precious Metals. The Fund may invest up to 5% of its total assets in gold, silver, platinum or other precious metals. Gold and other precious metals have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, and economic and social conditions. In addition, the Fund may invest without limitation in securities of companies principally engaged in exploration, mining or processing of gold or other precious metals and minerals. These securities involve additional risk because the price volatility of precious metals has an increased impact on their market value.

         Zero Coupon Debt Securities and Pay-in-Kind Securities. The Fund may invest in zero coupon securities and pay-in-kind securities. Zero coupon debt securities do not make interest payments; instead, they are sold at a discount from face value and are redeemed at face value when they mature. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities. Both these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, accordingly, may involve greater credit risks than debt securities that make regular interest payments. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the Fund takes into account as income a portion of the difference between the bond's purchase price and its face value. Although zero coupon bonds and pay-in-kind bonds pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and included with dividends paid to the Fund's shareholders, if any. These dividends must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to pay such dividends, and its current income ultimately may be reduced as a result.

         Illiquid Investments. Under the supervision of and pursuant to the guidelines adopted by the Board of Trustees, the Advisor determines which of the Fund's investments are classified as illiquid. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may not invest more than 15% of its net assets in illiquid investments.

         Other Investments. For temporary defensive purposes under adverse market conditions, the Fund may invest up to 100% of its assets in cash equivalents, money market funds and investment grade debt securities. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent the Fund acquires the securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

Investment Risks.

         The aggressive investment techniques of the Fund may entail risks not encountered by the average mutual fund. Some techniques, such as short sales, use of put and call options and futures, investments in foreign securities, leverage and short term trading, may be considered speculative and could result in higher operating expenses.

GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Advisor believes that market conditions, creditworthiness factors or general economic conditions warrant such action. The Fund's portfolio turnover rate may exceed 100%. To the extent it does, the brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Fund's higher turnover rate may result in the realization, for federal tax purposes, of more net capital gains, and any distributions derived from such gains may be ordinary income.


         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. However, the Declaration of Trust contains provisions which authorize the shareholders to call a meeting under certain circumstances. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. [UPDATE: As of __________, 1998, Cheryl and Kenneth Holeski may be deemed to control the Fund as a result of their beneficial ownership of the shares of the Fund.]


                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.


         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.


          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor                           Administrator
Newport Investment Advisors, Inc.            AmeriPrime Financial Services,
Inc.
23775 Commerce Park Road                     1793 Kingswood Drive, Suite 200
Cleveland, Ohio  44122                       Southlake, Texas  76092

Custodian                                    Distributor
Star Bank, N.A.                              AmeriPrime Financial Securities,
Inc.
425 Walnut Street, M.L. 6118                 1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                      Southlake, Texas  76092

Transfer Agent (all purchase and             Auditors
redemption requests)                         McCurdy & Associates CPA's,
Inc.
American Data Services, Inc.                 27955 Clemens Road
P.O. Box 5536                                Westlake, Ohio 44145
Hauppauge, New York  11788-0132


Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS

                                                                          Page #



SUMMARY OF FUND EXPENSES.....................................................  2
         Shareholder Transaction Expenses....................................  2
         Annual Fund Operating Expenses......................................  2

THE FUND ....................................................................  3


FINANCIAL HIGHLIGHTS.........................................................  3



INVESTMENT OBJECTIVE AND STRATEGIES..........................................  3

HOW TO INVEST IN THE FUND....................................................  4
         Initial Purchase....................................................  4
                  By Mail  ..................................................  4
                  By Wire  ..................................................  4
         Additional Investments..............................................  5
         Automatic Investment Plan...........................................  5
         Tax Sheltered Retirement Plans......................................  5
         Other Purchase Information..........................................  6

HOW TO REDEEM SHARES.........................................................  6
         By Mail  ...........................................................  6
         By Telephone........................................................  7
         Additional Information........................... ..................  7

SHARE PRICE CALCULATION......................................................  8

DIVIDENDS AND DISTRIBUTIONS..................................................  8

TAXES    ....................................................................  9

OPERATION OF THE FUND........................................................  9

DISTRIBUTION PLAN............................................................ 11

INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS...................... 11
                  Equity Securities.......................................... 11
                  Debt Securities............................................ 11
                  Foreign Securities......................................... 12
                  Indexed Securities......................................... 12
                  Repurchase Agreements...................................... 12
                  When Issued Securities and Forward Commitments............. 13

                  Borrowing and Leverage; Reverse Repurchase Agreements...... 13
                  Lending  .................................................. 13
                  Short Sales................................................ 14
                  Options and Futures Contracts.............................. 14
                  Zero Coupon Debt Securities and Pay-in-Kind Securities..... 15
                  Illiquid Investments........................................15
                  Other Investments.......................................... 15
         Investment Risks.................................................... 16

GENERAL INFORMATION.......................................................... 16
         Fundamental Policies................................................ 16
         Portfolio Turnover.................................................. 16
         Shareholder Rights.................................................. 16


PERFORMANCE INFORMATION...................................................... 16

                           THE NEWCAP CONTRARIAN FUND




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 14, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The NewCap Contrarian Fund dated February 14, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppage Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, or by calling toll free 1-888-816- 2946.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


         DESCRIPTION OF THE TRUST............................................  1

         ADDITIONAL INFORMATION ABOUT FUND
INVESTMENTS AND RISK CONSIDERATIONS..........................................  1

         INVESTMENT LIMITATIONS.............................................. 14

         THE INVESTMENT ADVISOR.............................................. 16

         DISTRIBUTION PLAN................................................... 17

         TRUSTEES AND OFFICERS............................................... 17

         PORTFOLIO TRANSACTIONS AND BROKERAGE................................ 19

         DETERMINATION OF SHARE PRICE........................................ 21

         INVESTMENT PERFORMANCE.............................................. 21

         CUSTODIAN........................................................... 22

         TRANSFER AGENT...................................................... 22

         ACCOUNTANTS......................................................... 22

         DISTRIBUTOR......................................................... 22


ADMINISTRATOR.................................................................22


         FINANCIAL STATEMENTS................................................ 22

DESCRIPTION OF THE TRUST

         The NewCap Contrarian Fund (the "Fund"), formerly known as the MAXIM Contrarian Fund, was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of several series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


[UPDATE: As of _________________, 1998, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Cheryl Holeski, 12448 Bentbrook Drive, Chesterland, Ohio - 19.41%; Newport Investment Advisors Profit Sharing Plan, 23775 Commerce Park Road, Beachwood, Ohio - 6.08%; Leonard Ronis, 24617 Duffield Road, Beachwood, Ohio - 5.51%; National Financial, 200 Liberty Street, New York, New York - 24.59%; Kenneth Holeski, 23775 Commerce Park Road, Beachwood, Ohio - 19.41%.]

     [UPDATE: As of ________________, 1998, Cheryl and Kenneth Holeski may be deemed to control the Fund as a result of their beneficial ownership of the shares of the Fund. As of _________________, 1998, the officers and trustees as a group may be deemed to beneficially own 1.30% of the Fund.]


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

     A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants).

Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

         B. Lower Quality Debt Securities. The Fund may purchase lower quality debt securities, or unrated debt securities, that have poor protection of payment of principal and interest. These securities often are considered to be speculative and involve greater risk of default of price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising rates. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. The Fund may invest in securities which are of lower quality or are unrated if the Advisor determines that the securities provide the opportunity of meeting the Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. To the extend the Fund invests in lower quality securities, achievement of its investment objective may be more dependent on the Advisor's credit analyses than is the case for higher quality bonds. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.


         The market for lower quality securities may be thinner and less active than that for higher quality securities, which can adversely affect the prices at which these securities can be sold. If there is not established retail secondary market and market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value as portfolio securities, and the Fund's ability to dispose of these lower quality debt securities.

         Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

         Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

         The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interests of the Fund shareholders.

         C. Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which the Fund engages will require collateralization equal to at least 102% of the Seller's obligation during the entire term of the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the Fund's current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor.

         D. Securities Lending. The Fund may lend securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, they will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

         The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission ("SEC") that the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

         E. Foreign Investments. Subject to the limitations described in the prospectus, the Fund may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

         The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

         F. Foreign Currency Transactions. The Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         The Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

         In connection with purchases and sales of securities denominated in foreign currencies, the fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Advisor expects to enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund also could enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisor.

         The Fund also may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in Deutschemarks, it could enter into a forward contract to sell Deutschemarks in return for U.S. dollars to hedge against possible declines in the Deutschemark's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund also could hedge the position by selling another currency expected to perform similarly to the Deutschemark -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedge securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to segregate cash and appropriate liquid assets to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate cash or U.S. Government securities or other high-grade liquid debt securities to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges. In segregating assets, the Fund's custodian or a designated subcustodian either places such assets in a segregated account or separately identifies such assets and renders them unavailable for investment by the Fund.

         Successful use of forward currency contracts will depend on the Advisor's skill in analyzing and predicting currency values. Forward contracts may change the Fund's currency exchange rates substantially, and could result in losses to the Fund if currencies do not perform as the Advisor anticipates. For example, if a currency's value rose at a time when the Advisor had hedged the Fund by selling currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Advisor hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisor increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Advisor's use of forward currency contracts will be advantageous to the Fund or that the Advisor will hedge at an appropriate time.

         G. Short Sales. The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund than is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

         The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

         No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's total assets. The Fund similarly will limit its short sales of the securities of any single issuer if the market value of the securities that have been sold short by the Fund would exceed two percent (2%) of the value of the Fund's net equity or if such securities would constitute more than two percent (2%) of any class of the issuer's securities.

         Whenever the Fund engages in short sales, its custodian will segregate an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

         In addition, the Fund may make short sales "against the box," i.e., when a security identical to one owned by the Fund is borrowed and sold short. If the Fund enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount of the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs in connection with opening, maintaining and closing short sales against the box.

         H. Indexed Securities. The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yield than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.


         I. Forward Commitments and Reverse Repurchase Agreements. The Fund will direct its Custodian to place cash or U.S. government obligations in a separate account of the Trust in an amount equal to the commitments of the Fund to purchase or repurchase securities as a result of its forward commitment or reverse repurchase agreement obligations. With respect to forward commitments to sell securities, the Trust will direct its Custodian to place the securities in a separate account. The Fund will direct its Custodian to segregate such assets for when, as and if issued commitments only when it determines that issuance of the security is probable. When a separate account is maintained, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions.

         Commitments to purchase securities on a when, as and if issued basis will not be recognized in the portfolio of the Fund until the Advisor determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily.

         Securities purchased on a forward commitment basis and subject to reverse repurchase agreements are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, the Fund remains substantially fully invested at the same time that it has purchased on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund's assets will have greater fluctuation.

         J. Leveraging. Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

         K. Futures Contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument or precious metal at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities or precious metal prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") or gold. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument or precious metal. Therefore, purchasing futures contracts will tends to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument or precious metal, much as if it had purchased the underlying instrument or precious metal directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument or precious metal had been sold.
                  Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument or precious metal unless the contact is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.


         L. Put and Call Options. The Fund may purchase put and call options.

                  Purchasing Options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the "strike" price. The Fund also may terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's "strike" price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

                  Writing Options. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the "strike" price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to the FCM described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the "strike" price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position.

         If the underlying prices rise, a put writer would generally expect to profit. Although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, the writer also may profit, because it should be able to close out the option at a lower price. If the underlying prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.


         Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the "strike" price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if the underlying prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the "strike" price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

     Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one "strike" price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         M. Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

         Options and futures prices also can diverge from the prices of their underlying instruments or precious metals, even if the underlying instruments or precious metals match the Fund's investment well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument or precious metal, and the time remaining until expiration of the contract, which may not affect the security or the precious metal prices the same way. Imperfect correlation also may result from: differing levels of demand in the options and futures markets and the securities or precious metal markets, structural differences in how options and futures and securities or precious metal are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities or precious metal it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities or precious metals, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         N. Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their "strike" prices are not close to the underlying instrument or precious metal's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions also could be impaired. In addition, one of the requirements for qualification as a regulated investment company for tax purposes in that less than 30% of the Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or futures contract.

         O. OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and "strike" price, the terms of over-the-counter options i.e., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

         P. Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser or a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

         Q. Asset Coverage for Futures and Options Positions. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures by mutual funds, and if the guidelines so require will segregate cash or U.S. Government securities or other high-grade liquid debt securities in the amount prescribed. Segregated securities cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         R. Limitations on Futures and Options Transactions. The Fund will file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets before the Fund engages in any purchases or sales of futures contracts, options on futures contracts, or gold, silver, platinum or other precious metals futures contracts or options thereon. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and options premiums.

         In addition, the Fund will not: (a) sell futures contracts (including futures contracts for precious metals) or write call options (including options on futures) if, as a result, more than 25% of the Fund's total assets would be hedged with such futures or options; or (b) write put options (including options on futures) if, as a result, the Fund's total obligations upon settlement of written put options would exceed 25% of its total assets; or (c) purchase futures contracts or put or call options (including options on futures) for other than hedging purposes if, as a result, the aggregate value of margin for futures contracts and option premiums for options purchased by the Fund would exceed 5% of the Fund's total assets, except that aggregate value of initial margin deposits for futures and options premiums for options on futures may not exceed 5% of the Fund's total assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or (d) purchase futures, put or call options (including options on futures) for hedging purposes if the aggregate value of the initial margin deposits for futures contracts purchased would exceed 5% of a Fund's total assets and initial option premiums for options purchased would exceed 20% of the Fund's net assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.


         The Fund currently intends to treat the value of any over-the-counter option purchased as illiquid for the purposes of investment limits. Similarly, for any over-the-counter option the Fund writes, the Fund will treat as illiquid the value of the option's underlying instrument; however, if the Fund has a guaranteed right to close out the option with a primary U.S. Government securities dealer, only the maximum price of the closing transaction minus the amount the option is in-the-money will be considered illiquid.

         S. Precious Metals. In addition to its investments in securities, the Fund may invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium, and precious metal options and futures. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals and precious metal options and futures may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. The Fund may purchase precious metals in any form, including bullion and coins, provided that the Advisor intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. The Fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

         The value of the Fund's investments may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Since much of the world's known gold reserves are located in South Africa, political and social conditions there may pose certain risks to the Fund's investments. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issues.

         The fund is authorized to invest up to 5% of its total assets in precious metals. As a further limit on precious metals investment, under current federal tax law, gains from selling precious metals may not exceed 10% of the Fund's annual gross income. This tax requirement could cause the fund to hold or sell precious metals, securities, options or futures when it would not otherwise do so.

         T. Illiquid  Investments.  Illiquid  investments are  investments  that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Board monitors trading activity in illiquid investments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Trust to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options, and restricted securities. However, with respect to OTC options which the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. If, through a change in values, net assets or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

         U. Restricted Securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where the registration is required, the Fund holding restricted securities may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions which the Fund has not fully collateralized as described in the Prospectus.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. Except for gold, silver, platinum, palladium or other precious metals (and then not with respect to more than 5% of its net assets), the Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling forward contracts, options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements which the Fund has not fully collateralized as described in the Prospectus) representing more than 5% of its total assets are outstanding.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is Newport Investment Advisors, Inc., 23775 Commerce Park Road, Cleveland, Ohio 44122. Kenneth M. Holeski may be deemed to control the Advisor due to his ownership of its shares and his positions as an officer and director of the Advisor.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the operating expenses of the Fund except 12b-1 fees brokerage, taxes, interest, fees, and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. The Fund is responsible for the payment of all expenses incurred in connection with the organization and initial registration of shares of the Fund. For the period May 2, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid advisory fees of $11,261, $43,568 and $______, respectively.


     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

DISTRIBUTION PLAN


         The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") under which the Fund pays the Advisor an amount at an annual rate of 0.25% of the average daily net assets of the Fund. For a description of the Plan, see "Distribution Plan" in the Fund's Prospectus. During the period ended October 31, 1998, AmeriPrime Financial Securities, Inc., the Trust's distributor, spent $______ under the Distribution Plan. Of this amount, approximately $______ was spent on printing of the prospectus and $______ was spent on compensation to brokers. Kenneth M. Holeski, as controlling shareholder of the Advisor, and other employees of the Advisor may indirectly benefit from any payments made pursuant to the Plan.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                   Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller              President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  40                                                             Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                 AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                            distributor, since 1994.  Prior to December, 1994, a
Southlake, Texas  76092                                              senior client executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
__________________                     Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:  __                                                             AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                 Financial Securities, Inc.
Suite 200
Southlake, Texas  76092
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                          Trustee                       President of Chandler Engineering Company, L.L.C.,
Age:  41                                                             and services company; various positions with Carbo
2001 Indianwood Ave.                                                 Ceramics, Inc., oil field manufacturing/supply company
Broken Arrow, OK  74012                                              from 1994 to 1997, most recently Vice President of
                                                                     Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                    Trustee                       Director, Vice President and Chief Investment Officer of
Age:  51                                                             Legacy Trust Company since 1992; President and
600 Jefferson Street, Suite 350                                      Director of Heritage Trust Company from 1994 to 1996.
Houston, TX  77063
===================================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

======================================================================================

                                     Aggregate             Total Compensation
                                   Compensation         from Trust (the Trust is
            Name                    from Trust           not in a Fund Complex)
--------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                  0                          0
--------------------------------------------------------------------------------------
Steve L. Cobb                         $4,000                     $4,000
--------------------------------------------------------------------------------------
Gary E. Hippenstiel                   $4,000                     $4,000
======================================================================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the period May 2, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid total brokerage commissions of $14,358, $20,521 and $_______, respectively. For the fiscal year ended October 31, 1998, the Fund paid $_______ (___% of the total brokerage commissions paid) to WRP Investments, Inc., an affiliate of the Advisor, for effecting ____% of all brokerage transactions.


DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day,

Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:    P     =   a hypothetical $1,000 initial investment
          T     =   average annual total return
          n     =   number of years
          ERV   =   ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the fiscal year ended October 31, 1998, the Fund's average annual total return was ____%.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         American Data Services, Inc. ("ADS"), Hauppauage Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period May 2, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, ADS received $9,600, $19,200 and $______, respectively, from the Advisor (not the Fund) for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period May 2, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Administrator received $______, $______ and $______, respectively, from the Advisor (not the Fund) for these services.


FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1998. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-466-7678.

PROSPECTUS                                                     February 14, 1999


                             IMS CAPITAL VALUE FUND


                            10159 S.E. Sunnyside Road
                                    Suite 330
                             Portland, Oregon 97015

               For Information, Shareholder Services and Requests:
                                 (800) 934-5550


The investment objective of the IMS Capital Value Fund (the "Fund") is long term growth. IMS Capital Management, Inc. (the "Advisor") applies a value-oriented investment philosophy designed to reduce risk and enhance potential returns. The Advisor seeks to reduce risk through diversification and by focusing on large, high quality, dividend-paying U.S. companies. The Advisor strives to maximize potential returns by purchasing companies at historically low prices, when they are temporarily out of favor and showing signs of positive business momentum.


The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated February 14, 1999, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund.


[TABLE TO BE UPDATED:

Shareholder Transaction Expenses

Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)

Management Fees............................................................1.36%
12b-1 Charges...............................................................NONE
Other Expenses 1 (after reimbursement).....................................0.33%
Total Fund Operating Expenses1 (after reimbursement)........... ...........1.69%

1 Effective February 14, 1998 and through October 31, 1998 the Advisor has agreed to reimburse other expenses to the extent necessary to maintain total operating expenses for that period as indicated. For the fiscal year ended October 31, 1997, total fund operating expenses were 1.97% (after expense reimbursement) and 2.54% (before expense reimbursement) of average net assets.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]


Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                        1 Year  3 Years           5 Years           10 Years
                        ------  -------           -------           --------

                         $17       $53              $92              $200

FINANCIAL HIGHLIGHTS


     The following condensed supplementary financial information for the fiscal years ended

October 31, 1997 and 1998, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                      [FINANCIAL HIGHLIGHTS TO BE SUPPLIED]


                                    THE FUND

         IMS Capital Value Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on July 30, 1996, and commenced operations on August 5, 1996. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is IMS Capital Management, Inc. (the "Advisor").

INVESTMENT OBJECTIVE AND STRATEGIES


         The investment objective of the IMS Capital Value Fund (the "Fund") is long term growth. IMS Capital Management, Inc. (the "Advisor") applies a value-oriented investment philosophy designed to reduce risk and enhance potential returns. The Advisor seeks to reduce risk through diversification and by focusing on large, high quality, dividend-paying U.S. companies. The Advisor strives to maximize potential returns by purchasing companies at historically low prices, when they are temporarily out of favor and showing signs of positive business momentum.

         The Advisor will purchase stocks of companies which, in its estimation, are unfairly valued due to special and temporary circumstances. The Advisor selects stocks which it believes possess limited downside risk, yet have the potential to produce significant gains. The Advisor will select either growth or value stocks that are trading significantly below their previous highs, if such securities are also determined by the Advisor to be trading at substantial discounts from their intrinsic values. The companies selected generally will be highly visible, household names that trade on the New York Stock Exchange and that historically have had market capitalizations of at least five billion dollars. These well-capitalized, globally-diversified companies generally have the resources to weather negative business conditions successfully and provide both growth and stability. The Advisor seeks to further limit investment risk by diversifying across a broad range of industries and companies. Because of its diversified, large company focus, the Fund is designed to be a "core holding" within a typical investor's asset mix.

         The Advisor believes that investors tend to overreact to short-term negative events, which can in turn create undervalued security prices. For this reason, the Advisor applies a patient approach to stock selection. Through a careful process of company research and analysis, the Advisor selects companies for potential purchase based on various criteria. Companies are monitored until a combination of events or market conditions cause the stock to decline to the Advisor's target buy price. A company is purchased only after the Advisor has determined that investing in the security is timely given the nature of the decline. When analyzing companies, particular emphasis is given to securities with improving business momentum, securities with a high potential for gain upon return to historical levels, securities trading at a discount to the Advisor's estimation of the company's fair market value (based on projected future cash flow, balance sheet characteristics, and future earnings), and securities trading at the low end of their historical fundamental valuation ranges based on current financial ratios such as price-to-cash flow, price-to-book value and price-to-earnings.


         By owning a diversified collection of large U.S. companies that, as a group, have already experienced a "correction" (i.e., as a group are generally trading at 30% or more below historical levels), the Advisor believes that the Fund, by design, may weather "bear" (down) markets more favorably than other funds with similar investment objectives. The Advisor can, however, provide no assurances to that effect. The Advisor typically holds companies for three to five years at a time, and therefore believes that the Fund may not be appropriate for those with shorter time horizons.

         The Advisor has been managing equity accounts for its clients since 1988. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Advisor in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance below are the same as those responsible for the investment management of the Fund.


         The performance of the accounts managed by the Advisor does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, availability of cash for new investments and the private character of accounts compared with the public character of the Fund. In addition, the managed accounts are not subject to certain investment limitations, diverisification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts. The results for different periods may vary. For the year ended December 31, 1998, the total return of the Fund was ____%, and the total return of the managed accounts was ____%. For the period August 5, 1996 (inception) through December 31, 1998, the total return of the Fund was ____%, and for the period July 1, 1996 through December 31, 1998, the total return of the managed accounts was ____%.


                                    IMS CAPITAL MANAGEMENT  PERFORMANCE  SUMMARY
                          [A Graph with the following data is included in the Prospectus]


UPDATE:


                       IMS CAPITAL MANAGEMENT                      S&P 500 INDEX

         1991             $14,103                                        $13,040
         1992             $18,620                                        $14,038
         1993             $23,236                                        $15,441
         1994             $23,124                                        $15,461
         1995             $26,366                                        $21,490
         1996             $______                                        $______
         1997             $_______                                       $______

Growth of $10,000 invested January 1, 1991 to December 31, 1996.

     * The Advisor's total returns by year were as follows: 1991 41.03%, 1992 32.03%, 1993 24.79%, 1994 0.48%, 1995 14.02%, 1996 26.3%, 1997 ____%. The
Advisor's performance figures reflect the use of time-weighted, dollar-weighted average annualized total returns for the Advisor's equity accounts having objectives similar to the Fund. The results are audited by an independent certified public accounting firm. The composite includes all fee-paying, discretionary, individual stock portfolios above $10,000. Other accounts of the Advisor are excluded from the composite because the nature of those accounts make them inappropriate for purposes of comparison. In addition, performance of accounts prior to 1991 is excluded for the same reason. In 1988, no account satisfied the Advisor's criteria for inclusion in the composite. In 1989 and 1990, the aggregate assets in the qualifying accounts were too small to provide diversification comparable to that of a diversified mutual fund, and therefore the Advisor believes inclusion of performance for those years would be misleading.  Performance  figures  reflected are net of all expenses,  including transaction costs, commissions and management fees. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR). Complete performance presentation notes are available on request.
         The S&P 500 Index total returns by year were as follows: 1991 30.40%, 1992 7.65%, 1993 10.04%, 1994 1.29%, 1995 37.41%, 1996 22.9%, 1997
         _____%. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.

         The Advisor generally intends to stay fully invested (subject to liquidity requirements) in common stock, preferred stock and common stock equivalents (such as securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in fixed income securities, such as corporate debt securities and U.S. government obligations, when the Advisor believes that these securities offer opportunities to further the Fund's investment objective. While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies through the purchase of American Depository Receipts.

         For temporary defensive purposes under adverse market conditions, the Fund may hold a substantial portion of its assets in cash equivalents, money market funds or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent the Fund acquires the securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

HOW TO INVEST IN THE FUND


         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to the following minimums: minimum initial investment of $5,000 ($2,000 for IRAs and other retirement plans) and minimum subsequent investments of $100. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.



Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to IMS Capital Value Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:  IMS Capital Value Fund      Overnight:  IMS Capital Value Fund
            c/o American Data Services, Inc.    c/o American Data Services,Inc.
            P.O. Box 5536                           Hauppauge Corporate Center
            Hauppauge, New York  11788-0132         150 Motor Parkway
                                                    Hauppauge, New York  11788

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-934-5550 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  IMS Capital Value Fund
                           D.D.A. # 485777197
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to IMS Capital Value Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    IMS Capital Value Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 934-5550. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 934-5550. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock

Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.


SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

OPERATION OF THE FUND


     The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015 (the "Advisor") to manage the assets of the Fund and is authorized to pay the Advisor a fee equal to an annual average rate of 1.59% of the Fund's average daily net assets. The Advisor, an Oregon corporation, is an independent investment advisory firm that has practiced a large company, value-oriented, contrarian style of management for a select group of clients since 1988. The Advisor currently manages accounts for institutional clients, retirement plans, families, trusts and small businesses, both taxable and non-taxable. Carl W. Marker is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Marker has served as the Advisor's chairman, president and primary portfolio manager since its founding in 1988, and began privately managing individual common stocks in 1981. Mr. Marker, who graduated from the University of Oregon, previously worked for divisions of both General Motors and Mercedes-Benz as a financial systems analyst before founding IMS Capital Management, Inc. Mr. Marker is regularly quoted by the press and has appeared in Smart Money magazine, the Wall Street Transcript, and several other publications, and has been a repeated guest on the PBS television program, Serious Money.


         The Fund is responsible for the payment of all organizational and operating expenses of the Fund, including brokerage fees and commissions; taxes or governmental fees; interest; fees and expenses of the non-interested person trustees; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's shareholders; the cost of printing or preparing statements, reports or other documents to shareholders; expenses of shareholders' meetings and proxy solicitations; and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's trustees and officers with respect thereto. The Fund will only be liable for organizational expenses when the Fund reaches $10,000,000 in assets or when the Fund has been in existence for at least one year.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Advisor will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller,
officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Fund.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for the Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         The fund will invest primarily in U.S. equity securities consisting of common stock, preferred stock and common stock equivalents such as convertible preferred stock and convertible debentures, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more that 5% of its net assets in convertible preferred stock, convertible debentures, rights or warrants. The Fund reserves the right to invest in foreign stocks, through the purchase of American Depository Receipts (ADRs), provided the companies have substantial operations in the U.S. and do not exceed 5% of the Fund's net assets. ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer.

Fixed Income Securities

Although the Fund intends to invest primarily in U.S. common stocks, the Advisor reserves the right, during periods of unusually high interest rates or unusual market conditions, to invest in fixed income securities for preservation of capital, total return and capital gain purposes, if the Advisor believes that such a position would best serve the Fund's investment objective. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated A or higher by Standard & Poor's Corporation, or Moody's Investors Services, Inc., or if unrated, determined by the Advisor to be of comparable quality.

Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade.

                  U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Investment Techniques

         General


         The Fund, on occasion, may write covered call options on securities held within the portfolio, for income purposes, provided that such investments do not exceed 5% of the Fund's net assets. The Fund may also use up to 5% of its net assets to buy call or put options. The Fund may not engage in short sales of any kind. For income purposes, the Fund may lend its portfolio securities from time to time, provided that such transactions do not exceed 5% of the Fund's net assets.
                  Repurchase Agreements - The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.


GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the Fund will hold most securities from 1 to 5 years at a time and that portfolio turnover will average less than 45%.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.


         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average. Fund performance may also be compared to the Value Line Composite Index, an equally-weighted index of over 1,600 companies, including those which make up the S&P 500. The average market capitalization of the composite is approximately $6 billion. Returns are gross of fees and as of the end of the quarter.


         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor                         Administrator
IMS Capital Management, Inc.               AmeriPrime Financial Services, Inc.
10159 S.E. Sunnyside Road, Suite 330       1793 Kingswood Drive, Suite 200
Portland, Oregon 97015                     Southlake, Texas  76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Transfer Agent (all purchase and           Independent Auditors
redemption requests)                       McCurdy & Associates CPA's, Inc.
American Data Services, Inc.               27955 Clemens Road
P.O. Box 5536                              Westlake, Ohio  44145
Hauppauge, New York  11788-0132

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                             TABLE OF CONTENTS                              PAGE

SUMMARY OF FUND EXPENSES........................................................
         Shareholder Transaction Expenses......................................
         Annual Fund Operating Expenses.........................................

FINANCIAL HIGHLIGHTS............................................................

THE FUND ......................................................................

INVESTMENT OBJECTIVE AND STRATEGIES.............................................

HOW TO INVEST IN THE FUND.......................................................
         Initial Purchase.....................................................
                  By Mail  .....................................................
                  By Wire  ....................................................
         Additional Investments.................................................
         Automatic Investment Plan..............................................
         Tax Sheltered Retirement Plans.......................................
         Other Purchase Information.............................................

HOW TO REDEEM SHARES............................................................
         By Mail  ..............................................................
         By Telephone...........................................................
         Additional Information..............................................

SHARE PRICE CALCULATION........................................................

DIVIDENDS AND DISTRIBUTIONS.....................................................

TAXES    ......................................................................

OPERATION OF THE FUND...........................................................

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS......................
         Equity Securities......................................................
         Fixed Income Securities..............................................
                  Corporate Debt Securities.....................................
                  U.S. Government Obligations..................................
         Investment Techniques..................................................
         General

GENERAL INFORMATION.............................................................
         Fundamental Policies.................................................
         Portfolio Turnover.....................................................
         Shareholder Rights...................................................

PERFORMANCE INFORMATION........................................................

                             IMS CAPITAL VALUE FUND




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 14, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of IMS Capital Value Fund dated February 14, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, or by calling 1-800-934-5550.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS
                                                                            PAGE


         DESCRIPTION OF THE TRUST............................................-1-

         ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
         CONSIDERATIONS......................................................-1-

         INVESTMENT LIMITATIONS..............................................-3-

         THE INVESTMENT ADVISOR..............................................-5-

         TRUSTEES AND OFFICERS...............................................-6-

         PORTFOLIO TRANSACTIONS AND BROKERAGE................................-7-

         DETERMINATION OF SHARE PRICE........................................-8-

         INVESTMENT PERFORMANCE..............................................-8-

         CUSTODIAN...........................................................-9-

         TRANSFER AGENT......................................................-9-

         ACCOUNTANTS........................................................-10-

         DISTRIBUTOR........................................................-10-

ADMINISTRATOR...........................................................-10-

         FINANCIAL STATEMENTS...............................................-10-

DESCRIPTION OF THE TRUST

         IMS Capital Value Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


[5% shareholders to be supplied]


         Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

     A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in convertible preferred stock, convertible debentures, rights or warrants.

         B. American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.


         C. Covered Call Options. The Fund may write (sell) covered call options on common stocks in the Fund's portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Fund will only engage in exchange-traded options transactions.

         D. Loans of Portfolio Securities. The Fund may made short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

         E. Purchases of Options. Up to 5% of the Fund's net assets may be invested in purchases of put and call options involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

         The purchase of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.


INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which have a significant portion of their assets in real estate.

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Fund will not invest in reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     vi. Repurchase Agreements. The Fund may invest some or all of the funds assets in U.S. Government repurchase agreements temporarily under certain conditions described in the prospectus.

         vii. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         viii.  Mortgage-related   Securities.  The  Fund  will  not  invest  in
mortgage-related securities.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is IMS Capital Management, 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015. Carl W. Marker may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the corporation.


     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.59% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the period August 5, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid advisory fees of $9,952, $108,433 and $_______, respectively.


         The Advisor retains the right to use the name "IMS" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "IMS" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS


         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

============================================================================================================================
         Name, Age and Address                    Position                         Principal Occupations During
                                                                                           Past 5 Years



                       -6-






----------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller                President and Trustee          President, Treasurer and Secretary of
Age:  40                                                                AmeriPrime Financial Services, Inc., the
1793 Kingswood Drive                                                    Fund's administrator, and AmeriPrime
Suite 200                                                               Financial Securities, Inc., the Fund's
Southlake, Texas  76092                                                 distributor, since 1994.  Prior to December,
                                                                        1994,  a
                                                                        senior
                                                                        client
                                                                        executive
                                                                        with SEI
                                                                        Financial
                                                                        Services.
----------------------------------------------------------------------------------------------------------------------------
____________________                     Secretary, Treasurer           Secretary, Treasurer and Chief Financial
Age:  __                                                                Officer of AmeriPrime Financial Services,
1793 Kingswood Drive                                                    Inc. and AmeriPrime Financial Securities, Inc.
Suite 200
Southlake, Texas  76092
----------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                            Trustee                        President of Chandler Engineering Company,
Age:  41                                                                L.L.C., oil and gas services company; various
2001 Indianwood Ave.                                                    positions with Carbo Ceramics, Inc., oil field
Broken Arrow, Oklahoma  74102                                           manufacturing/supply company, from 1984 to
                                                                        1997, most recently Vice President of
                                                                        Marketing.
----------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                      Trustee                        Director, Vice President and Chief Investment
Age:  51                                                                Officer of Legacy Trust Company since 1992;
600 Jefferson St. Suite 350                                             President and Director of Heritage Trust
Houston, Texas  77063                                                   Company from 1994 to 1996.
============================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

============================================================================================================================
                 Name                                    Aggregate                           Total Compensation
                                                       Compensation                       from Trust (the Trust is
                                                        from Trust                         not in a Fund Complex)
----------------------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                                      0                                        0
----------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                                             $4,000                                   $4,000
----------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                                       $4,000                                   $4,000
============================================================================================================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $________ and $_______ of brokerage transactions (on which commissions were $________ and $_______) during the fiscal years ended October 31, 1997 and 1998.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


         For the period August 5, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid brokerage commissions of $3,318, $22,002 and $_________, respectively.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending redeemable value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the fiscal year ended October 31, 1998, the Fund's average annual total return was _____%.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeping its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


     American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, acts as the Fund's transfer agent and, in such capacity,
                                                       -10-
maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period August 5, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, ADS received $4,800, $20,000 and $________, respectively, from the Fund for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period August 5, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Administrator received $_______, $_______, and $_______, respectively from the Fund for these services.


FINANCIAL STATEMENTS


         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1998. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-934-5550.

PROSPECTUS                                                     February 14, 1999


                           CORBIN SMALL-CAP VALUE FUND


                               6300 Ridglea Place
                                   Suite 1111
                             Fort Worth, Texas 76116

               For Information, Shareholder Services and Requests:
                                 (800) 924-6848

         The investment objective of the Corbin Small-Cap Value Fund (the "Fund") is to provide long term capital appreciation to its shareholders. The Fund's advisor, Corbin & Company (the "Advisor"), seeks to achieve this objective by investing primarily in small capitalization stocks (those with market capitalizations of $2 billion or less) selling at attractive valuations versus the market. The Advisor believes its value-oriented approach will mitigate risk while enhancing potential returns.

         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated February 14, 1999 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.







THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not charge a 12b-1 fee. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.


[TABLE TO BE UPDATED:

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases........................................NONE
     Sales Load Imposed on Reinvested Dividends.............................NONE
     Deferred Sales Load....................................................NONE
     Redemption Fees........................................................NONE
     Exchange Fees..........................................................NONE

     Annual Fund Operating Expenses (as a percentage of average net assets)1

     Management Fees...................................................... 1.25%
     12b-1 Charges..........................................................NONE
     Other Expenses2.......................................................0.00%
     Total Fund Operating Expenses.........................................1.25%

     1 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described above).

     2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .001% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]


Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:
          1 Year            3 Years          5 Year           10 Years
          ------            -------          ------           --------
           $13               $40             $69                 $151

FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the period June 30, 1997 (commencement of operations) through October 31, 1997 and the fiscal year ended October 31, 1998, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                      [FINANCIAL HIGHLIGHTS TO BE SUPPLIED]


THE FUND

         Corbin Small-Cap Value Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on June 10, 1997, and commenced operations on June 30, 1997. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Corbin & Company (the "Advisor").

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

         The investment objective of the Corbin Small-Cap Value Fund (the "Fund") is to provide long term capital appreciation to its shareholders. The Advisor seeks to achieve this objective by investing primarily in small capitalization stocks (those with market capitalizations of $2 billion or less) selling at attractive valuations versus the market. The Advisor believes its value-oriented approach will mitigate risk while enhancing potential returns.

         The Advisor selects securities using a model known as the value score. A security's value score is determined by a formula that consists of three variables: the security's five-year estimated earnings growth rate, its dividend yield, and its price/earnings ratio based on the current year's estimated earnings. Securities with value scores 50% greater than the market are considered candidates for purchase. They are then analyzed based on five additional factors: management, financial position, long-term industry fundamentals, contrarianism, and complexity of business. The Advisor selects securities with the intention of holding them for 3 to 5 years, during which time the Advisor believes they will reach their full value.

         Under normal circumstances, the Fund will invest at least 65% of its total assets in small capitalization stocks. The Advisor generally plans to stay fully invested (subject to liquidity requirements) in common stocks, preferred stocks, and common stock equivalents (such as securities convertible into common stocks), regardless of price movements. The Fund may also invest up to 5% of its assets in foreign companies meeting its investment criteria. For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         By investing primarily in small capitalization companies, the Fund will be subject to the risks associated with such companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. The Advisor seeks to reduce risk by having at least twenty different securities in the portfolio; however, substantial concentrations in economic sectors might occur, and some issues may have liquidity concerns.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" for a more detailed discussion of the Fund's investment practices.

HOW TO INVEST IN THE FUND


         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $50. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.


Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Corbin Small-Cap Value Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:Corbin Small-Cap Value Fund      Overnight:Corbin Small-Cap Value Fund
          c/o American Data Services, Inc.      c/o American Data Services, Inc.
          P.O. Box 5536                         Hauppauge Corporate Center
          Hauppauge, New York  11788-0132       150 Motor Parkway
                                                Hauppauge, New York  11788

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-924-6848 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn: Corbin Small-Cap Value Fund
                  D.D.A. # 486479645
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Corbin Small-Cap Value Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                  Corbin Small-Cap Value Fund
                  c/o American Data Services, Inc.
                  P.O. Box 5536
                  Hauppauge, NY  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 924-6848. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 924-6848. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains Corbin & Company, 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116 (the "Advisor") to manage the assets of the Fund. The Advisor, a Texas corporation, is a Fort Worth based independent investment advisor founded in 1992 and controlled by David A. Corbin, CFA. The Advisor currently manages over $150 million in assets and specializes in the management of assets for clients seeking a value-oriented, contrarian investment style, including individual investors, personal trusts, all types of tax-exempt organizations and ERISA plans, such as foundations, endowments, defined benefit plans, defined contribution plans and union plans. David A. Corbin has been President and Chief Investment Officer of the Advisor since 1992, and is primarily responsible for the day-to-day management of the Fund's portfolio. Prior to founding Corbin & Company, Mr. Corbin was a trust investment portfolio manager with Ameritrust/MTrust, where his responsibilities included investment analysis and investment oversight for personal trust accounts, employee benefit plans, and endowments. He was also the Portfolio Manager of the William C. Conner Foundation at Texas Christian University, where he received his Bachelor of Science degree in Economics. Mr. Corbin has been published and quoted on a variety of investment management topics in such publications as The Wall Street Journal and The Wall Street Transcript, and is a Chartered Financial Analyst
(CFA).

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.25% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Advisor will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains
AmeriPrime  Financial  Securities,   Inc.,  1793  Kingswood  Drive,  Suite  200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

INVESTMENT POLICIES AND TECHNIQUES

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

         Equity Securities. Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities.

         Convertible Securities. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible. The Advisor expects that generally the convertible securities in which the Fund will invest will be rated at least B by S&P or Moody's or, it unrated, of comparable quality in the opinion of the Advisor.

         In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

         General. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following financial services industry obligations: certificates of deposit, time deposits and banker's acceptances. The Statement of Additional Information provides information about these securities. The Fund may also invest up to 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.


         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. [It is anticipated that the Fund will hold most securities from 1 to 5 years at a time and that portfolio turnover will average less than 100%.]


         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.


         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Russell 2000 Index and the Standard & Poor's (S&P) 600 Small-Cap Index.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor                       Administrator
Corbin & Company                         AmeriPrime Financial Services, Inc.
6300 Ridglea Place, Suite 1111           1793 Kingswood Drive, Suite 200
Fort Worth, Texas  76116                 Southlake, Texas  76092

Custodian                                Distributor
Star Bank, N.A.                          AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118             1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                  Southlake, Texas  76092

Transfer Agent (all purchases and        Independent Auditors
all redemption requests)                 McCurdy & Associates CPA's, Inc.
American Data Services, Inc.             27955 Clemens Road
Hauppauge Corporate Center               Westlake, Ohio  44145
150 Motor Parkway
Hauppauge, NY  11788


Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS
                                                                            Page


SUMMARY OF FUND EXPENSES.....................................................  1
         Shareholder Transaction Expenses....................................  1
         Annual Fund Operating Expenses......................................  1

FINANCIAL HIGHLIGHTS.........................................................  2

THE FUND ....................................................................  2

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS..................  2

HOW TO INVEST IN THE FUND....................................................  3
         Initial Purchase....................................................  3
         Additional Investments..............................................  4
         Automatic Investment Plan...........................................  4
         Tax Sheltered Retirement Plans......................................  5
         Other Purchase Information..........................................  5

HOW TO REDEEM SHARES.........................................................  5
         By Mail  ...........................................................  5
         By Telephone........................................................  6
         Additional Information..............................................  6

SHARE PRICE CALCULATION......................................................  7

DIVIDENDS AND DISTRIBUTIONS..................................................  7

TAXES    ....................................................................  8

OPERATION OF THE FUND........................................................  8

INVESTMENT POLICIES AND TECHNIQUES .......................................... 10
         Equity Securities................................................... 10
         Convertible Securities.............................................. 10
         Preferred Stock..................................................... 11
         Repurchase Agreements............................................... 11
         General  ........................................................... 12

GENERAL INFORMATION.......................................................... 12
         Fundamental Policies................................................ 12
         Portfolio Turnover.................................................. 12
         Shareholder Rights.................................................. 12

PERFORMANCE INFORMATION...................................................... 12

                           CORBIN SMALL-CAP VALUE FUND




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 14, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Corbin Small-Cap Value Fund dated February 14, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788, or by calling 1-800-924-6848.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


DESCRIPTION OF THE TRUST.......................................................3

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
AND RISK CONSIDERATIONS........................................................3

INVESTMENT LIMITATIONS.........................................................4

THE INVESTMENT ADVISOR.........................................................6

TRUSTEES AND OFFICERS..........................................................7

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................8

DETERMINATION OF SHARE PRICE...................................................9

INVESTMENT PERFORMANCE.........................................................9

CUSTODIAN.....................................................................10

TRANSFER AGENT............................................................... 10

ACCOUNTANTS.................................................................. 11

DISTRIBUTOR.................................................................. 11


ADMINISTRATOR................................................................ 11


FINANCIAL STATEMENTS..........................................................11

DESCRIPTION OF THE TRUST

         Corbin Small-Cap Value Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     [UPDATE: As of _________ __, 1998 the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Donaldson Lufkin Jenrette Securities Corp., P.O. Box 2052, Jersey City, New Jersey - 6.94%; Kenneth W. and Rochelle R. Laudenbach, 1440 Flat Rock Road, Narbeth, Pennsylvania - 7.97%; 2525 Company, 2525 Ridgmar Blvd., Fort Worth, Texas - 12.53%; Alice Goforth Grantor Trust, Commerce Company, Trustee, Bank of Commerce, 301 W. 7th Street, Ft. Worth, Texas - 8.93%; Janet R. Corbin IRA, 417 E 57-2D, New York, New York - 7.87%]


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective and Strategies and Risk Considerations" and "Investment Policies and Techniques").

         A. Foreign Securities. The Fund may invest up to 5% of its net assets in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         B. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         C. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         6. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is Corbin & Company, 6300 Ridglea Place, Suite 1111, Fort Worth, Texas (the "Advisor"). David A. Corbin may be deemed to be a controlling person of the Advisor due to his ownership of shares of the corporation, and his position as Chairman and President of the Advisor.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the period June 30, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Fund paid advisory fees of $2,991 and $________, respectively .


         The Advisor retains the right to use the name "Corbin" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Corbin" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
         Name, Age and Address              Position                            Principal Occupations During


                                                                                       Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller           President and Trustee       President, Treasurer and Secretary of AmeriPrime Financial
Age:  40                                                        Services, Inc., the Fund's administrator, and AmeriPrime
1793 Kingswood Drive                                            Financial Securities, Inc., the Fund's distributor, since 1994.
Suite 200                                                       Prior to December 1994, a senior client executive with SEI
Southlake, Texas  76092                                         Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
                                    Secretary, Treasurer        Secretary, Treasurer and Chief Financial Officer of AmeriPrime
                                                                Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
Age:

1793 Kingswood Drive

Suite 200


Southlake, Texas  76092
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                       Trustee                     President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                                        services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Ave.                                            field manufacturing/supply company, from 1984 to 1997, most
Broken Arrow, OK  74012                                         recently Vice President of Marketing.










-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                 Trustee                     Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                                        Trust Company since 1992; President and Director of Heritage
600 Jefferson St., Suite 350                                    Trust Company from 1994 to 1996.
Houston, Texas  77063
===================================================================================================================================


         Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees for the fiscal year ended October 31, 1998 is set forth in the following table:



==============================================================================================================

                    Name                                                        Total Compensation from
                                                        Aggregate                        Trust
                                                Compensation                     (the Trust is not in a
                                                                                     Fund Complex)
                                                       from Trust
--------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                                    $0                               0
--------------------------------------------------------------------------------------------------------------
Steve L. Cobb                                            $4,000                          $4,000
--------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                                      $4,000                          $4,000
==============================================================================================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated by random client selection, grouping discretionary and non-discretionary accounts, and in a manner to reduce custodian transaction costs. For the period June 30, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Fund paid brokerage commissions of $3,352 and $_________, respectively.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period June 30, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Fund's average annual total return was 34.19%, annualized, and _______%, respectively.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell 2000 Index or the S&P 600 Small-Cap Index.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data Services, Inc. provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period June 30, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, ADS received $3,200 and $_________, respectively, from the Advisor (not the Fund) for these services.


ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


ADMINISTRATOR

         The Fund retain AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period June 30, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Administrator received $_______ and $________, respectively, from the Advisor (not the Fund) for these services.


FINANCIAL STATEMENTS


         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1998. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-924-6848

                              FLORIDA STREET FUNDS


PROSPECTUS                                                     February 14, 1999


                               247 Florida Street
                              Baton Rouge, LA 70801

               For Information, Shareholder Services and Requests:
                                 (800) 890-5344


         Florida Street Bond Fund. The investment objective of the Florida Street Bond Fund is to provide total return to its shareholders over the long term. The Fund's investment advisor, CommonWealth Advisors, Inc. (the
"Advisor"), seeks to achieve this objective by investing primarily in a portfolio of high yield, non-investment grade securities issued in many of the world's securities markets. Under normal circumstances, the Fund will invest at least 65% of its total assets in bonds and other debt securities, and thus it is expected that the Fund will generate a high level of current income. However, the Advisor will also consider the potential for capital appreciation in making investments for the Fund's portfolio, and may invest in preferred stock, convertible bonds and other securities (including equity securities) without regard to yield characteristics.

         Florida Street Growth Fund. The investment objective of the Florida Street Growth Fund is to provide total return to its shareholders over the long term. The Advisor seeks to achieve this objective by investment primarily in a portfolio of equity securities that the Advisor believes are undervalued by the market place. However, the Fund may also invest in bonds and other fixed income securities that the Advisor believes are consistent with the Fund's objective.

         The Funds are "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. Each Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated February 14, 1999, which is incorporated herein by reference and can be obtained without charge by calling the Funds at the phone number listed above.


         The  Florida  Street  Bond Fund may  invest up to 100% of its assets in non-investment grade securities, commonly known as "junk bonds," that entail greater risks, including default risks, than those found in investment grade securities. The Florida Street Growth Fund may also invest in junk bonds. Investors should carefully consider these risks before investing. See "Investment Objective and Strategies," page ____; "Risk Considerations, page ______; and "Investment Policies and Techniques," page _______.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


         Shareholders should be aware that each Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Funds. In addition, the Funds do not have a 12b-1 Plan. Unlike most other mutual funds, neither Fund pays directly for transfer agency, pricing, custodial, auditing or legal services, nor does either Fund pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.
 [TABLE  TO BE  UPDATED:
 Shareholder  Transaction Expenses
                                          Florida Street   Florida Street Growth
                                             Bond Fund                     Fund

Sales Load Imposed on Purchases                        NONE                 NONE
Sales Load Imposed on Reinvested Dividends             NONE                 NONE
Deferred Sales Load                                    NONE                 NONE
Redemption Fees                                        NONE                 NONE
Exchange Fees                                          NONE                 NONE

Annual Fund Operating Expenses
 (as a percentage of average net assets)

Management Fees (after fee waiver with respect to the
Bond Fund)                                             0.75%               1.35%
12b-1 Charges                                          NONE                 NONE
Other Expenses2                                        0.00%               0.00%
Total Fund Operating Expenses (after fee waiver with
respect to the Bond Fund))1                            0.75%               1.35%


     1 Each Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described above). Expense information has been restated to reflect current fees.

     2 Each Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than of .001% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund.]


Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                         1 Year           3 Years
                                         ------           -------

         Florida Street Bond Fund         $08                $24

         Florida Street Growth Fund       $14                $43

FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the period August 4, 1997 (commencement of operations) through October 31, 1997 and the fiscal year ended October 31, 1998, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                                       [FINANCIAL HIGHLIGHTS TO BE INSERTED]


THE FUNDS

         Florida Street Bond Fund and Florida Street Growth Fund (each a "Fund" or collectively the "Funds") were organized as non-diversified series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on June 10, 1997. This prospectus offers shares of each Fund and each share represents an undivided, proportionate interest in a Fund. The investment advisor to each Fund is CommonWealth Advisors, Inc. (the "Advisor"). The Funds are referred to, and may conduct business as, the "Florida Street Funds."

INVESTMENT OBJECTIVE AND STRATEGIES

Florida Street Bond Fund

         The investment objective of the Florida Street Bond Fund is to provide total return to its shareholders over the long term. The Advisor seeks to achieve this objective by investing primarily in a portfolio of high yield, non-investment grade securities issued in many of the world's securities markets. Under normal circumstances, the Fund will invest at least 65% of its total assets in bonds and other debt securities, and thus it is expected that the Fund will generate a high level of current income. However, the Advisor will also consider the potential for capital appreciation in making investments for the Fund's portfolio, and may invest in preferred stock, convertible bonds and other securities (including equity securities) without regard to yield characteristics.

         The Fund intends to invest in Brady bonds and other sovereign debt and in high risk, lower quality debt securities commonly referred to as "junk bonds", as well as in the debt securities of issuers located in emerging markets. Junk bonds are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. It is anticipated that the Fund's assets will primarily be invested in high yield, non-investment grade debt securities of both governmental and corporate issuers in both the major industrialized markets and the so-called "emerging markets." The use of junk bonds, foreign securities (particularly from emerging markets) and certain other investments and investment techniques will subject the Fund to greater risk than is typical for most bond funds. There also is additional risk because the Fund is non-diversified. See "Investment Policies and Techniques" and "Risk Considerations".

         The Fund generally invests in securities which are rated BB or lower by S&P or Baa or lower by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Securities which are rated BB by S&P or Baa by Moody's possess some speculative characteristics. A description of the rating categories is contained in the Appendix herein. There is no lower limit with respect to the rating categories for securities in which the Fund may invest. See "Risk
Factors: Risks of Investing In High Yield Securities ("Junk Bonds")" herein.

         The Fund is not required to dispose of debt securities whose credit quality declines at some point after the security is purchased; however, no more than 25% of the Fund's assets will be invested at any time in securities rated less than CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. S&P's lowest rating for bonds is CI, which is reserved for income bonds on which no interest is being paid, and D, which is reserved for debt in default and in respect of which payment of interest or repayment of principal is in arrears. Moody's lowest rating is C, which is applied to bonds which have extremely poor prospects for ever attaining any real investment standing. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Advisor, the issuer may resume interest payments in the near future. The Fund will not invest more than 15% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid. Other than as set forth above, there is no restriction on the percentage of the Fund's assets which may be invested in bonds of a particular rating.

         The Fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including multi-currency units such as European Currency Units. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency (or multi-currency unit) of another country.

Florida Street Growth Fund

         The investment objective of the Florida Street Growth Fund is to provide total return to its shareholders over the long term. The Advisor seeks to achieve this objective by investment primarily in a portfolio of equity securities that the Advisor believes are undervalued by the market place. However, the Fund may also invest in bonds and other debt securities that the Advisor believes are consistent with the Fund's objective. Certain investments eligible for purchase by the Fund entail risks. There also is additional risk because the Fund is non-diversified. See "Investment Policies and Techniques" and "Risk Considerations".

         In searching for investments for the Fund, the Advisor employs a "value style" that focuses on a low current price relative to the Advisor's view regarding long-term future value. The Advisor gauges the ability of a company to build long-term value while minimizing long-term investment risk, assesses the quality and quantity of a company's resources, and estimates how those resources might be converted into earnings over time.

General

         For temporary defensive purposes under abnormal market or economic conditions, either Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. Either Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If a Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither Fund can give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund, and the Funds have no operating history. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" and "Risk Considerations" for a more detailed discussion of each Fund's investment practices and the risks involved in such practices.

HOW TO INVEST IN THE FUNDS


         Each Fund is "no-load" and shares of each Fund are sold directly to investors on a continuous basis, subject to the following minimums: minimum initial investment of $1,000 and minimum subsequent investments of $100. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Funds will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of each Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Florida Street Funds, and sent to the to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S Mail Florida Street Funds       Overnight: Florida Street Funds
c/o American Data Services, Inc.    c/o American Data Services,
                                        Inc.
P.O. Box 5536                       Hauppauge Corporate Center
Hauppauge, New York 11788-0132      150 Motor Parkway
                                    Hauppauge, NY 11788

Please identify the Fund(s) in which you wish to invest. Your purchase of shares of a Fund will be effected at the next share price calculated after receipt of your investment.

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-890-5344 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  for Florida Street Funds D.D.A. # 486447600
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Funds.

Additional Investments

         You may purchase additional shares of either Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Florida Street Funds and should be sent to the above listed address. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Funds from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds' Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Funds. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value next determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds reserve the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

                                               Florida Street Funds
                                         c/o American Data Services, Inc.
                                                   P.O. Box 5536
                                             Hauppauge, NY 11788-0132

"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of a Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling the Transfer Agent at (800) 890-5344. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Funds or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         By Systematic Withdrawal Plan - As another convenience, the Funds offer a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholders account must have Fund shares with a value of at least $10,000 in order to start a systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal program is $100. This Program may be terminated by a shareholder or the Funds at any time without charge or penalty and will become effective five business days following receipt of your instructions. Shares will be sold within three business days before month-end. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 890-5344. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.


         Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to require any shareholder to redeem all of his or her shares in a Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in each Fund to the minimum amount within the 30 day period. Each share of each Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

SHARE PRICE CALCULATION

         The value of an individual share in a Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

DIVIDENDS AND DISTRIBUTIONS

         The Florida Street Growth Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Florida Street Bond Fund intends to declare substantially all of its net investment income as dividends to its shareholders on a daily basis and to pay such dividends monthly. Each Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

         Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by each Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from a Fund.

         On the application or other appropriate form, the Funds will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, each Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable

Fund may make a corresponding charge against the account.

OPERATION OF THE FUNDS

         Each Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Funds retain various organizations to perform specialized services. The Funds retain CommonWealth Advisors, Inc., 247 Florida Street, Baton Rouge, LA 70801 (the "Advisor") to manage the assets of each Fund. The Florida Street Bond Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.10% of the Fund's average daily net assets, and the Florida Street Growth Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.35% of the Fund's average daily net assets. Effective November 1, 1997, and until further notice, the Advisor intends to waive a portion of its management fee in order to reduce total operating expenses of the Florida Street Bond Fund from 1.10% to .75%. The Advisor pays all of the operating expenses of the Funds except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor.

     The Advisor, a Louisiana corporation, is an independent investment advisory firm that has provided investment supervisory services and financial planning to individuals, financial institutions, corporations, trusts, estates, charitable organizations, and retirement plans since 1991. Walter A. Morales is responsible for the day-to- day management of the Florida Street Bond Fund. Mr. Morales began privately managing individual common stocks in 1984, and has served as the Advisor's president and chief investment manager since its founding in 1991. Mr. Morales has a Masters in Business Administration and a B.S. degree in Chemistry from Louisiana State University and previously worked as a Vice President and Senior Trust Investment Officer for Baton Rouge Bank and Trust, and as an Investment Broker for A.G. Edwards and Sons, Inc. Richard L. Chauvin, Jr. is responsible for the day-to-day management of the Florida Street Growth Fund. Mr. Chauvin is Senior Vice President and Fund Manager of the Advisor. Prior to joining the Advisor in 1997, he served for one year as Regional Director of Portfolio Management at Bank One Investment Advisors ("BOIA"). From 1986 to 1996, he served as a Vice President, portfolio manager and fund manager for Premier Investment Advisors which merged into BOIA in 1996. His duties included managing a $100 million equity mutual fund and numerous accounts for individuals and foundations. Mr. Chauvin received a B.S. and M.S. in Finance from Louisiana State University in 1976 and 1978, respectively.

         The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor (not the Fund). The Funds retain AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Funds' business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the Florida Street Bond Fund, the Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.050% of the Fund's average daily net assets (subject to a minimum annual payment of
$25,000). For the Florida Street Growth Fund, the Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $25,000). The Funds retain American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of each Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute Fund transactions.

RISK CONSIDERATIONS

         Risks of Investing in High Yield Securities ("Junk Bonds"). Lower-rated long-term securities, including securities rated from BB to D by S&P or Ba to C by Moody's or, if unrated, of comparable quality in the opinion of the Advisor, will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of the reduced creditworthiness and increased risk of default that these securities carry. Lower-rated long-term securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated long-term securities also involve greater sensitivity to significant increases in interest rates. Short-term corporate and market developments affecting the prices and liquidity of lower-rated long-term securities could include adverse news impacting major issues or underwriters or dealers in lower-rated long-term or unrated securities. In addition, since there are fewer investors in lower-rated long-term securities, it may be harder to sell securities at an optimum time.

         An economic downturn may adversely affect the value of some lower-rated long-term bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligation to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated long-term bonds may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, holders of lower-rated long-term securities may receive less principal and interest than originally expected at the time such bonds were purchased. In the event of a restructuring, the Funds may bear additional legal or administrative expenses in order to maximize recovery from an issuer. The secondary trading market for lower-rated long-term bonds is generally less liquid than the secondary trading market for higher-rated bonds.

         The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

         Factors adversely affecting the market value of high yield and other Fund securities will adversely affect the corresponding Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its Fund holdings.

         Risks of Investing in Foreign Securities. Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect a Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by a Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of a Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, each Fund is also authorized to enter into certain foreign currency exchange transactions. Furthermore, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. Finally, there may be less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

         Risks of Investing in Emerging Markets. The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The world's emerging markets generally include but are not limited to the following:
Argentina, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

         Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include:
(i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries or in China and other Asian countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation. There may be no assurance that such expropriation will not occur in the future in either the Eastern European countries or other countries. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         Risks of Investings in Options and Futures Contracts. Options and futures contracts ("Futures") can be volatile investments, and involve certain risks. Options and Futures may fail as hedging techniques in cases where the price movements of the securities underlying the options and Futures do not follow the price movements of the portfolio securities subject to the hedge. Successful use by a Fund of options and Futures will be subject to the Advisor's ability to correctly predict movement in the direction of interest rates, the security market generally or of a particular industry, and other economic factors. This requires different skills and techniques than predicting changes in the price of individual securities. A Fund could experience losses if it can not close out its positions because of an illiquid secondary market. In addition, losses from certain Futures transactions are potentially unlimited. See the sections describing options and futures under "Investment Policies and Techniques" (page ____) for additional risk information.

         Non-Diversified Investment Company. Each Fund is classified as a "non-diversified" investment company and, as such, each may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified fund. As each Fund intends to comply with Subchapter M of the Code, each Fund may invest up to 50% of its assets at the end of each quarter of its fiscal year in as few as two issuers, provided that no more than 25% of the assets are invested in one issuer. With respect to the remaining 50% of its assets at the end of each quarter, it may invest no more than 5% in one issuer.

     Additional Investment Information. Neither Fund will have more than 25% of the current value of its total assets invested in any single industry. This restriction does not apply to debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         The Advisor (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

INVESTMENT POLICIES AND TECHNIQUES

         This section contains general information about various types of securities and investment techniques that each Fund may purchase or employ.

         Equity Securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDR"), Global Depository Receipts ("GDRs"), and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.


         In addition to investing directly in common stocks, each Fund may invest in S&P Depositary Receipts ("SPDRs") and similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the applicable S&P Index [such as the S&P 500 Index or the S&P Mid Cap 400 Index.] Changes in the price of SPDRs track the movement of the associated Index relatively closely.


         Each Fund stresses four criteria in selecting equity investments:

     (1) A strong financial position, as measured not only by balance sheet data but also measured by off-balance sheet liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information)

     (2) Responsible management and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

     (3) Availability of comprehensive and meaningful financial and related information. The availability of financial statements and information which provide the Advisor with reliable benchmarks to aid in understanding the business, its values and its dynamics.

     (4) Availability of the security at a market price which the Advisor believes is at a substantial discount to the Advisor's estimate of what the issuer is worth as a private company or as a takeover or merger and acquisition candidate, or based on other measures the Advisor believes reflect the security's value such as price to earnings, price to sales, price to cash flow, price to book value.

         Debt Securities. Each Fund may buy debt securities of all types and qualities issued by both domestic and foreign issuers. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

         Lower-quality foreign government securities are often considered to be speculative and involve greater risk of default or price changes, or they may already be in default. These risks are in addition to the general risks associated with foreign securities.

         Each Fund intends to invest for the most part in debt securities which the Advisor believes will provide above-average current yields or yields to maturity. When selecting debt instruments, the Advisor stresses:

     (1) Strong investor protection in the form of covenants contained in loan agreements and other contracts that establish the terms of the debt instrument; and

     (2) Appraisals of the business' financial position and operating outlook, as well as the Advisor's appraisal of values that might be realized in a reorganization or upon the sale of assets or the liquidation of the issuer.

         The Advisor will also use its best judgment as to the most favorable range of maturities. In general, a Fund will acquire debt issues which have a senior position in an issuer's capitalization.

         Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Fund. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     Convertible Securities. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

         In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         Warrants. Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

         Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities and derivative mortgage-backed securities, including "principal only" and "interest only" components. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. These securities have special risk characteristics. The Advisor intends to invest in these securities only when it believes, after analysis, that there is unlikely to ever be a default by either the issuer or the guarantor of these securities. These securities do, nonetheless, entail considerable market risk (i.e., fluctuations in quoted prices for the instruments), interest rate risk, prepayment risk and inflation risk.

         The Funds may invest in residential mortgage-backed securities representing participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators including stripped mortgage-backed securities ("SMBS") of the U.S. Government and certain of its agencies and instrumentalities. An SMBS is described as "stripped" because some of the equity or interest components of the security is removed from the package. The Fund will not invest in non-investment grade subordinated classes of residential mortgage-backed securities and may invest in commercial mortgage-backed securities.

         SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving none or only a small portion of the interest and all or a larger portion of the principal from the mortgage assets, while the other classes will receive primarily or entirely interest and none or only a small portion of the principal.

         Prepayments of principal generally may be made at any time without penalty on residential mortgage-backed securities. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors. Changes in prepayment rates may change the yield to maturity of the security and amounts available for reinvestment from such securities by the Fund are likely to be greater during periods of relatively low or declining interest rates and therefore are likely to be reinvested at lower rates than during a period of relatively high interest rates. As a result, the high credit quality of many of these securities may provide little or no protection against loss in market value. Due to the unprecedented volatility of prepayment and interest rates during the past two years, many mortgage-backed securities have experienced substantial losses in market value. The Fund's Advisor believes that many of these securities are currently trading at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by the Fund could provide high yield and total return in comparison to risk levels.

         Current federal income tax law requires that companies such as the Funds which seek to qualify for pass-through federal income tax treatment as regulated investment companies distribute substantially all of their net investment income each year, including non-cash income such as income from principal only mortgage-backed securities. Accordingly, the Fund may be required to distribute to its shareholders each year the interest it is deemed to earn on principal only mortgage-backed securities even though it receives no cash interest payments.


         Asset-Backed Securities. Each Fund intends to invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described above. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.


         U.S. Government Securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

         ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate. See "Risks of Investing in Foreign Securities" herein.

         Puts. Each Fund may purchase bonds or notes together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of the Fund and subject to the supervision of the Trustees of the Fund, the purpose of this practice is to permit a Fund to be fully invested in securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and to facilitate the Advisor's ability to manage the Fund actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts. The amortized cost method is used by the Funds to value securities with maturities of less than 60 days; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

         Zero Coupon Securities. Each Fund may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the  security  and  perceived  credit  quality of the issuer.  Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

     STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. A Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

         Floating Rate Bonds may have interest rates that move in tandem with a benchmark, helping to stabilize their prices.

         Sovereign and Supranational Debt Obligations. Each Fund may invest without limitation in debt instruments issued or guaranteed by foreign governments, agencies, and supranational organizations ("sovereign debt obligations"). These securities, especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

         Brady Bonds. "Brady bonds" are bonds issued as a result of a restructuring of a country's debt obligations to commercial banks under the "Brady plan." Brady bonds have been issued by the governments of Argentina, Costa Rica, Mexico, Nigeria, Uruguay, Venezuela, Brazil and the Philippines, as well as other emerging market countries. Most Brady bonds are currently rated below BBB by S&P or Baa by Moody's. While the Advisor is not aware of the occurrence of any payment defaults on Brady bonds, investors should recognize that these debt securities have been issued only recently and, accordingly, do not have a long payment history. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt.

         Rule 144A Securities are securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of each Fund, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

         When-Issued and Delayed Delivery Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments.

         Repurchase Agreements. In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund temporarily transfers possession of a Fund instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its assets. A reverse repurchase agreement is a form of borrowing and will be counted towards each Fund's borrowing restrictions. See "Leverage" below.

     Investment Companies. The Funds may invest without limitation in other registered investment companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by each Fund may be made through investment in other registered investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the Investment Company Act of 1940, as amended (the "1940 Act"), will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

         Securities Lending. Each Fund may lend securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, they will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

         The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission ("SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

         Leverage. Each Fund may borrow up to one-third of the value of its total assets, from banks or through the use of reverse repurchase agreements, to increase its holdings of Fund securities. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund's holdings may be disadvantageous from an investment standpoint.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of each Fund's securities and the corresponding Fund's net asset value and money borrowed by a Fund will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

         Floating Rate, Inverse Floating Rate and Index Obligations. Each Fund may invest without limitation in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These floating rate, inverse floating rate and index obligations are considered to be instruments which are commonly known as derivatives. They may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. The Fund may invest in instruments whose value is computed based on a multiple of the change in price or value of an asset (or of an index of or relating to assets), provided the relevant asset or assets are eligible for investment by the Fund.

To the extent a Fund invests in instruments whose value is computed based on such a multiple, a leverage factor is involved, which can result in high volatility and significant losses. See "Derivatives" on pages of the Prospectus.

         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.


         Trade Claims. Each Fund may invest in trade claims and options on trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. For purchasers such as the Fund, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid. See "Options on Stocks, Bonds and Stock and Bond Indices," page ___, for additional information on option transactions.


         An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid securities which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

         Investment In Relatively New Issues. Each Fund may invest in the common stock and debt securities of selected new issuers (i.e., those having continuous operating histories of less than three years). If a Fund invests in debt securities of new issuers, it will only be in those issues where the Advisor believes there are strong contractual protections for the holder. If issuers meet the investment criteria discussed above, the Funds may invest in securities without respect to the age of the issuer. Investments in new issuers may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

         Loan Participations and Assignments. Each Fund may invest in fixed and floating rate loans arranged through private negotiations between a borrower and one or more lending institutions. The majority of the Funds' investments in loans in emerging markets is expected to be in the form of participations in loans ("Participations") and assignments of portions of loans from third parties ("Assignments"). The Funds may also invest in loans, Participations or Assignments of loans to borrowers located in the industrialized world. Participations typically will result in a Fund having a contractual relationship only with the lender, not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Funds will acquire Participations only if the lender interpositioned between the Fund and the borrower is determined by the Advisor to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan; however, since Assignments are arranged through private negotiations between the potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender.

         A Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the Funds anticipate that such securities could only be sold to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Funds' ability to dispose of particular Assignments or Participations when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult in valuing the Funds and, therefore, calculating the net asset value per share of the Funds. All Assignments and Participations shall be considered to be illiquid securities by the Funds. The investment by a Fund in illiquid securities, including Assignments and Participations, is limited to a total of 15% of its net assets.

         Derivatives. Each Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Advisor will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of a Fund and when consistent with a Fund's investment objective and policies.
The use of derivatives for non-hedging purposes may be considered speculative.

         Foreign Currency Exchange Transactions. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or to sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a Fund position or an anticipated investment position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         Options on Foreign Currencies. Each Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of Fund securities and against increases in the U.S. dollar cost of securities to be acquired. A Fund may use options on foreign currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on a foreign currency will constitute only a partial hedge up to the amount of the premium received, and a Fund could be required to purchase or sell a foreign currency at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, a Fund may purchase call options on a foreign currency when the investment Advisor anticipates that the currency will appreciate in value.

         There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until it closes out the options or the options expire or are exercised. Similarly, if the Fund is unable to close out options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs. The Funds pay brokerage commissions or spreads in connection with options transactions.

         As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Funds' ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Funds will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.


         Options on Stocks, Bonds and Stock and Bond Indices. Each Fund may write and purchase covered and uncovered options on stocks or bonds. Each Fund may also invest in options on trade claims, including the sale of put options on trade claims. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying security sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security. When a Fund sells a put option on a trade claim, the Fund is required to purchase the trade claim if the holder of the option exercises his right to sell the claim to the Fund. Therefore, the Fund will segregate with the Custodian liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments.


         Each Fund may purchase and write put and call options on stock or bond indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedging purposes. A stock or bond index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier."

         Futures Contracts on Stock and Bond Indices. Each Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of domestic or foreign securities ("Futures Contracts"). This investment technique may be used as a low cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.

         When used for hedging purposes, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures position taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. The risks of Futures Contracts also include a potential lack of liquidity in the secondary market and incorrect assessments of market. The loss from investing in Futures Contracts is potentially unlimited. Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good faith deposit against performance of obligations under Futures Contracts written for a Fund. A Fund may not purchase or sell a Futures Contract, or purchase an option on a Futures Contract, for non-hedging purposes if immediately thereafter its aggregate outstanding margin deposits and premiums on such contracts and options would exceed 5% of the market value of the Fund's total assets.

         Options on Futures Contracts. Each Fund may invest in options on futures contracts for hedging purposes. There can be no assurance that the use of these Fund strategies will be successful. The risks associated with options on futures contracts are similar to those risks associated with futures contracts and options on stocks, bonds and indices.

         Asset Coverage. To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, a Fund will cover such transactions, as required by the SEC, either by owning the underlying securities, entering into an offsetting transaction, or by segregating with the Fund's custodian liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

         Short Sales. Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

         In connection with its short sales, a Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid debt assets equal to the market value of the securities sold less any collateral deposited with its broker. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

     Illiquid Securities. Each Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Neither Fund will invest more than 15% of its net assets in illiquid securities.

     General. Each Fund may invest up to 5% of its net assets in each of the following: municipal bonds, certificates of deposit, time deposits and banker's acceptances.

GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the applicable Fund. The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.


         Fund Turnover. Neither Fund intends to purchase or sell securities for short term trading purposes. However, if the objectives of a Fund would be better served, short-term profits or losses may be realized from time to time. [It is anticipated that portfolio turnover will average less than 200% for the Florida Street Bond Fund and less than 100% for the Florida Street Growth Fund.] The brokerage commissions incurred by the Florida Street Bond Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Florida Street Bond Fund's higher turnover rate may result in the realization for federal tax purposes of more net capital gains, and any distributions derived from such gains may be ordinary income.


         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights.

PERFORMANCE INFORMATION

         Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.


         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.


          Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the S&P 1500 Index, the Dow Jones Industrial Average, the Merrill Lynch High Yield Index and the Russell 2000 Index.

The advertised performance data of each Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in each Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

         Each Fund acknowledges that it is solely responsible for the informaiton or any lack of information about it in this joint Prospectus and in the joint Statement of Additional Information, and no other Fund is responsible therefore. There is a possibility that one Fund might be deemed liable for misstatements or omissions regarding another Fund in this Prospectus or in the joint Statement of Additional Information; however, the Funds deem this possibility slight.

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS
                       STANDARD & POOR'S RATINGS SERVICES

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

I. Likelihood of default-capacity and willingness of the obliger as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.      Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

     B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

     D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                         MOODY'S INVESTORS SERVICE, INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Investment Advisor                        Administrator
CommonWealth Advisors, Inc.               AmeriPrime Financial Services, Inc.
247 Florida Street                        1793 Kingswood Drive, Suite 200
Baton Rouge, LA  70801                    Southlake, Texas  76092

Custodian                                 Distributor
Star Bank, N.A.                           AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118              1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                   Southlake, Texas  76092

Transfer Agent (all purchases and         Independent Auditors
all redemption requests)                  McCurdy & Associates CPA's, Inc.
American Data Services, Inc.              27955 Clemens Road
Hauppauge Corporate Center                Westlake, Ohio  44145
150 Motor Parkway
Hauppauge, NY  11788


Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by each Fund. This Prospectus does not constitute an offer by the Funds to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS


SUMMARY OF FUND EXPENSES........................................................
         Shareholder Transaction Expenses.......................................
         Annual Fund Operating Expenses........................................

FINANCIAL HIGHLIGHTS...........................................................

THE FUNDS......................................................................

INVESTMENT OBJECTIVE AND STRATEGIES.............................................
         General  .............................................................

HOW TO INVEST IN THE FUND.......................................................
         Initial Purchase.......................................................
         Additional Investments................................................
         Automatic Investment Plan..............................................
         Tax Sheltered Retirement Plans........................................
         Other Purchase Information.............................................

HOW TO REDEEM SHARES............................................................
         By Mail  ..............................................................
         By Telephone...........................................................
         By Systematic Withdrawal Plan..........................................
         Additional Information.................................................

SHARE PRICE CALCULATION.........................................................

DIVIDENDS AND DISTRIBUTIONS.....................................................

TAXES    ......................................................................

OPERATION OF THE FUNDS.........................................................

RISK CONSIDERATIONS.............................................................

INVESTMENT POLICIES AND TECHNIQUES ............................................

GENERAL INFORMATION.............................................................
         Fundamental Policies...................................................
         Fund Turnover.........................................................
         Shareholder Rights.....................................................

PERFORMANCE INFORMATION.........................................................

 .









                              FLORIDA STREET FUNDS




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 14, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Florida Street Funds dated February 14, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788, or by calling 1-800-890-5344.

                                TABLE OF CONTENTS

                                                                            Page


DESCRIPTION OF THE TRUST...................................... ................1

ADDITIONAL INFORMATION ABOUT FUND
INVESTMENTS AND RISK CONSIDERATIONS............................................1

INVESTMENT LIMITATIONS........................................................21

THE INVESTMENT ADVISOR........................................................24

TRUSTEES AND OFFICERS.........................................................24

FUND TRANSACTIONS AND BROKERAGE.................................  ............26

DETERMINATION OF SHARE PRICE..................................................27

INVESTMENT PERFORMANCE........................................................27

CUSTODIAN.....................................................................28

TRANSFER AGENT................................................................28

ACCOUNTANTS.................................................................. 28


DISTRIBUTOR.................................................................. 28

ADMINISTRATOR.................................................................28


FINANCIAL STATEMENTS..........................................................28

DESCRIPTION OF THE TRUST

         Florida Street Bond Fund and Florida Street Growth Fund (each a "Fund" or collectively the "Funds") were organized as series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees, and are referred to, and may conduct business as, the "Florida Street Funds."

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     [UPDATE: As of __________ __, 1998, Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, California ("Schwab") was the record owner of 99.25% of the Florida Street Bond Fund and 100% of the Florida Street Growth Fund. As a result, Schwab may be deemed to control the Funds. The schwab accounts are omnibus accounts, and the Funds are unaware of any individual investor owning 5% or more of either Fund.]


         For information concerning the purchase and redemption of shares of the Funds, see "How to Invest in the Funds" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Share Price Calculation" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND
INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments each Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies", "Risk Considerations" and "Investment Policies and Techniques").

         A. Lower Quality Debt Securities. Each Fund may purchase lower quality debt securities, or unrated debt securities, that have poor protection of payment of principal and interest. These securities often are considered to be speculative and involve greater risk of default and of price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising rates. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. A Fund may invest in securities which are of lower quality or are unrated if the Advisor determines that the securities provide the opportunity of meeting a Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for a Fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. To the extend a Fund invests in lower quality securities, achievement of its investment objective may be more dependent on the Advisor's credit analyses than is the case for higher quality bonds. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

         The market for lower quality securities may be thinner and less active than that for higher quality securities, which can adversely affect the prices at which these securities can be sold. If there is not established retail secondary market and market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value as Fund securities, and a Fund's ability to dispose of these lower quality debt securities.
         Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences unexpected net redemptions, this may force it to sell its high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

         Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by a Fund. In considering investments for a Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.


         B. Brady Bonds. Each Fund may invest in "Brady bonds," which have been issued by the governments of Argentina, Brazil, Costa Rica, Mexico, Nigeria, Philippines, Uruguay and Venezuela. Most Brady bonds are currently rated below BBB by S&P or Baa by Moody's.


         The Brady Plan was conceived by the U.S. Treasury in the 1980's in an attempt to produce a debt restructuring program which would enable a debt country to (i) reduce the absolute level of debt of its creditor banks, and (ii) reschedule its external debt repayments, based upon its ability to service such debts by persuading its creditor banks to accept a debt write-off by offering them a selection of options, each of which represented an attractive substitute for the nonperforming debt. Although it was envisaged that each debtor country would agree to a unique package of options with its creditor banks, the plan was that these options would be based upon the following:(i) a discount bond carrying a market rate of interest (whether fixed or floating), with principal collateralized by the debtor country with cash or securities in an amount equal to at least one year of rolling interest; (ii) a par bond carrying a low rate of interest (whether fixed or floating), collateralized in the same way as in (i) above; and (iii) retention of existing debt (thereby avoiding a debt write-off) coupled with an advance of new money or subscription of new bonds.

         Each Fund may invest in either collateralized or uncollateralized Brady bonds. U.S. dollar-denominated, collateralized Brady bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         C. Municipal Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. Municipal bonds include:

         General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         Private Activity Bonds. Private activity bonds, which are considered municipal obligations if the interest paid thereon is excluded from gross income for Federal income tax purposes but is a specific tax preference item for Federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.

     Municipal Notes. Municipal notes generally fund short-term capital needs. Each Fund may invest in municipal notes, which include:

         Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

         Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue sharing programs.

         Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide funds for the repayment of these notes.

         Miscellaneous,    Temporary   and   Anticipatory   Instruments.   These
instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated Federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

         Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of the Government National Mortgage Association (`GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. Each Fund will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

         Tax Exempt Commercial Paper. Each Fund may invest in tax-exempt commercial paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

         Standby Commitments. Each Fund may acquire standby commitments or "puts" solely to facilitate Fund liquidity; the Fund intends to exercise its rights thereunder for trading purposes. The maturity of a municipal obligation is not to be considered shortened by any standby commitment to which the obligation is subject. Thus, standby commitments do not affect the dollar-weighted average maturity of the Fund.

         When municipal obligations are subject to puts separate from the underlying securities, no value is assigned to the put. Because of the difficulty of evaluating the likelihood of exercise or the potential benefit of a put, the Board of Trustees has determined that puts shall have a fair market value of zero, regardless of whether any direct or indirect consideration was paid.

         Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with put writers who are approved by Advisor. It is the Fund's general policy to enter into put transactions only with those put writers which are determined to present minimal credit risks. In connection with this determination, the Board of Trustees will review regularly Advisor's list of approved put writers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit securing the puts written by them. Commercial banks normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated Aa or better by Moody's Investors Services, Inc. (`Moody's") or AA or better by Standard & Poor's Ratings Group (`S&P"), or will be of comparable quality in Advisor's opinion, or such put writers' obligations will be collateralized and of comparable quality in Advisor's opinion. The Board of Trustees has directed Advisor not to enter into put transactions with any put writer that, in the judgment of Advisor using the above-described criteria, is or becomes a recognizable credit risk. The Trust is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from a put writer in the event that a put writer should default on its obligation to repurchase an underlying security.

         D. Zero Coupon Bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

         E. Foreign Securities. Each Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

         Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

         Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         F. Financial Services Industry Obligations. Each Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         G. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The

Advisor monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

         H. Mortgage-Backed Securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as Fannie Mae, Freddie Mac and Ginnie Mae. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

         While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected. The types of residential mortgage-backed securities which the Fund may invest in may include the following:

         Guaranteed Mortgage Pass-Through Securities. Each Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by the U.S. government and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which the Fund will invest are those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.

         Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

         Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

         Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government.

         Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., Mortgage Loans that are not insured or guaranteed by any governmental agency) of the following types; (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

         Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States Government created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

         Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

         Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     Private Mortgage Pass-Through Securities. Private mortgage pass-through securities ("Private Pass- Throughs") are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through
                                                        -7-
securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans.

         Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such
securities   generally  are  structured   with  one  or  more  types  of  credit
enhancement.

         Collateralized Mortgage Obligations. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as "Mortgage Assets").

         Stripped Mortgage-Backed Securities. Multi-class pass-through securities are equity interests in a fund composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be sponsored by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Under current law, every newly created CMO issuer must elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC").

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         The Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its payments of a specified amount of principal on each payment date.

         Multi-class Pass-Through Securities. Stripped mortgage-backed securities ("SMBS") may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBS issued by parties other than agencies or instrumentalities of the U.S. Government are considered, under current guidelines of the staff of the Securities and Exchange Commission, to be illiquid securities. The Fund will only invest in stripped mortgage-backed securities of the U.S. Government and certain of its agencies and instrumentalities.

         SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving none or only a small portion of the interest and all or a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily or entirely interest and only a small portion of the principal.

         RTC Securities. The Resolution Trust Corporation ("RTC") was organized by the U.S. Government in connection with the savings and loan crisis. RTC holds assets of failed savings and loans either as conservator or receiver for such institutions or acquires such assets in its corporate capacity. These assets include, among other things, single family and multifamily mortgage loans as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC has established a vehicle registered with the Securities and Exchange Commission ("SEC") through which it sells credit-enhanced Mortgage-Backed Securities ("RTC Securities"). These securities represent pro rata interests in pools of single family and multifamily mortgage loans which RTC holds or has acquired as described above. It is expected that commercial mortgage loans may also be included in discrete pools in the near future. Credit enhancement of RTC Securities is obtained from external sources (including pool insurance policies, letters of credit and surety guarantees), internal sources (including subordination and spread accounts) and independent sources (including reserve funds and cash collateral accounts).

         I. Future Contracts and Options on Future Contracts. The successful use of such instruments draws upon the Advisor's skill and experience with respect to such instruments and usually depends on the Advisor's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.



         Futures Contracts. Each Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or contracts based on financial indices including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association (`GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government. At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.



         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.



         The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its Fund securities.



         Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. To the extent a Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its Fund in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.



         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Advisor may still not result in a successful transaction.



         In addition, futures contracts entail risks. Although the Advisor believes that use of such contracts will benefit the Funds, if the Advisor's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its Fund and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its Fund to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.



         Options on Futures Contracts. Each Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.



         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its Fund securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of Fund securities.



         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Fund securities. For example, a Fund may purchase a put option on a futures contract to hedge against the risk of rising interest rates.



         The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.



         The Board of Trustees of each Fund has adopted a further restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.



         Options on Foreign Currency. Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which Fund securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of Fund securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its Fund which otherwise would have resulted.



         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.



         Each Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of Fund securities will be offset by the amount of the premium received.



         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.



         Additional Risks of Options on Futures Contracts and Forward Contracts. Unlike transactions entered into by a Fund in futures contracts, options on forward contracts are not traded on contract markets regulated by the CFTC or by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.



         In  addition,  futures  contracts,  options  on futures  contracts  and forward contracts may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of securities. The value of such positions also could be adversely affected by:
(i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

         Options on Securities. Each Fund may write (sell) call and put options to a limited extent on its Fund securities in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.



         When a Fund writes a call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.



         When a Fund writes a put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.



         A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund, may make a `closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.



         When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the Custodian for the Fund.



         A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.



         A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its Fund ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's holdings. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying Fund securities.



         The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.



         A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisor will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Funds' Board of Trustees.



         Options on Securities Indices. In addition to options on securities, each Fund may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."



         Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if the Advisor believes the option can be closed out.



         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in a Fund's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate Fund securities to meet settlement obligations.



         Forward Foreign Currency Exchange Contracts. Because each Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, a Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.



         A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.



         Each Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a Fund position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions. However, the Advisor believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.



         While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated Fund securities and the use of such techniques will subject a Fund to certain risks.

         The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.



         J. Short-Term Instruments. When a Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, each Fund may invest in short-term instruments for a limited time pending availability of such Fund securities. Short-term instruments consist of foreign or domestic: (i)
short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by Standard & Poor's Rating Group (`S&P") or Aa or higher by Moody's Investors Services, Inc. (`Moody's") or, if unrated, of comparable quality in the opinion of Advisor; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Advisor. These instruments may be denominated in U.S. dollars or in foreign currencies.



         K. Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of Fund securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.



         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.



     The Securities and Exchange Commission the (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule
                                                       -16-

144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.



         The Advisor will monitor the liquidity of Rule 144A securities in each Fund's holdings under the supervision of the Fund's Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).



         L. Restricted Securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where the registration is required, a Fund holding restricted securities may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.



         Each Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interests of the Fund shareholders.



         M. Securities Lending. Each Fund may lend securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, they will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.



         The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission ("SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.



         Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).



         N. Leveraging. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's Fund. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.




         O. Assest-Backed Securities. Assest-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Assest-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificateholder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading a discount, its total return would be increased by prepayments.




INVESTMENT LIMITATIONS



         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").



         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.



         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of Fund securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.



         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).



         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.



         6. Loans. The Funds will not make loans to other persons, except (a) by loaning Fund securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.



         7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.



         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.



         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).


         i. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.



         ii.  Borrowing.   Each  Fund  will  not  purchase  any  security  while
borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.



         iii. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     iv. Illiquid Securities. Neither Fund will invest more than 15% of its net assets in illiquid securities. -------------------

THE INVESTMENT ADVISOR

         The Funds' investment advisor is CommonWealth Advisors, Inc., 247 Florida Street, Baton Rouge, LA 70801 (the "Advisor"). Walter A. Morales may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the Advisor.




         Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the average daily net assets of the Florida Street Bond Fund, and 1.35% of the average daily net assets of the Florida Street Growth Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the period August 4, 1997 (commencement of operations) through October 31, 1997, and for the fiscal year ended October 31, 1998, the Florida Street Bond Fund paid advisory fees of $14,080, $_________ respectively. For the period August 6, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Florida Street Growth Fund paid advisory fees of $6,339 and $_______, respectively.




         The Advisor retains the right to use the name "Florida Street" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Florida Street" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.



         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS



         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


==================================================================================================================================
         Name, Age and Address                      Position                           Principal Occupations During

                                                                                               Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller                President and Trustee             President, Treasurer and Secretary of AmeriPrime
                                                                           Financial Services, Inc., the Funds'
Age:  40                                                                   administrator, and AmeriPrime Financial
                                                                           Securities, Inc., the Funds' distributor, since
1793  Kingswood Drive                                                      1994. Prior to December, 1994, a senior client executive
                                                                           with SEI Financial Services.
Suite 200


Southlake, Texas  76092
----------------------------------------------------------------------------------------------------------------------------------
                                         Secretary, Treasurer              Secretary, Treasurer and Chief Financial Officer
                                                                           of AmeriPrime Financial Services, Inc. and
Age:                                                                       AmeriPrime Financial Securities, Inc.

1793 Kingswood Drive

Suite 200


Southlake, Texas  76092
----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                            Trustee                           President of Chandler Engineering Company,
Age:  41                                                                   L.L.C., oil and gas services company; various
2001 Indianwood Ave.                                                       positions with Carbo Ceramics, Inc., oil field
Broken Arrow, OK  74012                                                    manufacturing/supply company, from 1984 to
                                                                           1997,
most recently Vice President of Marketing.
----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                      Trustee                           Director, Vice President and Chief Investment
Age:  51                                                                   Officer of Legacy Trust Company since 1992;
600 Jefferson St. Suite 350                                                President and Director of Heritage Trust
Houston, Texas  77063                                                      Company from 1994 to 1996.
==================================================================================================================================

         Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table:

=====================================================================================================
                Name                          Aggregate                 Total Compensation
                                            Compensation             from Trust (the Trust is
                                             from Trust               not in a Fund Complex)
-----------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                           0                              0
-----------------------------------------------------------------------------------------------------
Steve L. Cobb                                  $4,000                         $4,000
-----------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                            $4,000                         $4,000
=====================================================================================================


FUND TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's Fund decisions and the placing of each Fund's Fund transactions. In placing Fund transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When a Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Funds because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable. For the period August 4, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, commissions of $480 and $______, respectively. For the period August 6, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998 the Florida Street Growth Fund paid brokerage commissions of $3,897 and $_______ respectively.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending redeemable value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         Each Fund's investment performance will vary depending upon market conditions, the composition of each Fund's Fund and operating expenses of each Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period August 4, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Florida Street Bond Fund's average annual total return was 0.90%, annualized, and_____%, respectively. For the period August 6, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Florida Street Growth Fund's average annual total return was 1.90%, annualized, and _____%, respectively.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the Fund holdings of the Fund or considered to be representative of the market in general.

         In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star  Bank,  N.A.,  425  Walnut  Street,  Cincinnati,  Ohio  45202,  is
Custodian of each Funds investments. The Custodian acts as each Fund's depository, safekeeps its Fund securities, collects all income and other payments with respect thereto, disburses funds at a Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788, acts as each Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data Services, Inc. provides each Fund with certain monthly reports, record-keeping and other management-related services. For the period August 4, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, ADS received $1,600 and $________ respectively, from the Adviser (not the Fund) for these services provided to the Florida Street Bond Fund. For the period August 6, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, ADS received $1,600 from the Advisor (not the Fund) for these services provided to the Florida Street Growth Fund.

ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of each Fund. The Distributor is obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.


ADMINISTRATOR
         The Funds retain AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the"Administrator") to manage the Funds' business affairs and provide the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period August 4, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Administrator received $_______ and $______, respectively, from the Advisor (not the Funds) for these services provided to the Florida Street Bond Fund. For the period August 6, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, the Administrator received $______ and $________, respectively, from the Advisor (not the Funds) for these services provided to the Florida Street Growth Fund.


FINANCIAL STATEMENTS


         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report Shareholders for the period ended October 31, 1998. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-890-5344.

                               Marathon Value Fund
                         702 W. Idaho Street, Suite 810
                                 Boise, ID 83702


               For Information, Shareholder Services and Requests:
                                 (800) 788-6086


                                   PROSPECTUS
                                February 14, 1999



         The investment objective of the Marathon Value Fund (the "Fund") is to provide shareholders with maximum long term capital appreciation. The Fund's advisor, Burroughs & Hutchinson, Inc. (the "Advisor"), seeks to achieve this objective by investing in small and medium size companies that it believes to be undervalued. These stocks are typically viewed as out-of-favor and have a share price which does not reflect the intrinsic value of the company. The Advisor believes its price driven, value-oriented approach will provide investors with the opportunity for growth, while providing some protection against adverse events.

         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated February 14, 1999 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.


[TABLE TO BE UPDATED:

         Shareholder Transaction Expenses

         Sales Load Imposed on Purchases....................................NONE
         Sales Load Imposed on Reinvested Dividends.........................NONE
         Deferred Sales Load................................................NONE
         Redemption Fees....................................................NONE
         Exchange Fees......................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1

         Management Fees...................................................1.48%
         12b-1 Charges.....................................................0.00%
         Other Expenses2...................................................0.00%
         Total Fund Operating Expenses.....................................1.48%

1 The fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described above).

2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .001% of average net assets.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]


Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                     1 Year        3 Years           5 years          10 Years
                     $ 15          $ 47              $_____           $_____

                                    THE FUND
         Marathon Value Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on December 26, 1997. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Burroughs & Hutchinson, Inc. (the "Advisor").


           INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS


          The investment objective of the Fund is to provide shareholders with maximum long term capital appreciation. The Advisor seeks to achieve this objective by investing in small and medium size companies that it believes to be undervalued. These stocks are typically viewed as out-of-favor and have a share price which does not reflect the intrinsic value of the company. The Advisor believes its price driven, value-oriented approach will provide investors with the opportunity for growth, while providing some protection against adverse events. The Fund is designed for shareholders with a long term investment horizon.


         The Fund intends to invest primarily in equity securities of small and mid-cap companies whose value has been ignored by other investors. These stocks are typically found at the bottom of the rankings in terms of price-to-book value, price-to-earnings or price-to-cash flow. These securities include attractively priced, stable businesses that have not yet been discovered or become popular, companies having a new catalyst for appreciation, companies that have declined in value and lost their following, and previously popular companies out of favor due to circumstances the Advisor believes to be temporary.


         The Advisor considers small capitalization companies to be those with a market capitalization of less than $1 billion and mid-capitalization companies to be those with the same capitalization ranges as companies in the Russell Midcap Index. The Russell Midcap Index is an unmanaged index of equity securities of companies which, as of June 30, 1998, ranged in capitalization from $___ billion to $___ billion. It is expected that small-cap company securities will range from 15% to 40%, and mid-cap company securities will range from 60% to 85%, of the Fund's net assets. Investments in companies whose capitalizations grow above the maximum capitalization level of the Russell Midcap Index may continue to be held if they are deemed by the Advisor to be particularly attractive.

         The Advisor generally plans to stay fully invested (subject to liquidity requirements) in common stocks, preferred stocks, and common stock equivalents (such as securities convertible into common stocks), regardless of price movements. For temporary defensive purposes, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.


         By investing primarily in small and mid-capitalization companies, the Fund will be subject to the risks associated with such companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the

Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. The Advisor seeks to reduce risk by buying "cheap" stocks, diversifying broadly and avoiding the institutional favorites.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. It should be noted that the Advisor has not previously managed assets organized as a mutual fund and has no experience managing a portfolio composed of small and mid-capitalization stocks. In addition, the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND


         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $2,500 and minimum subsequent investments of $100. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.


Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Marathon Value Fund, and sent to the address listed below.


         U.S. Mail:                            Overnight:
         Marathon Value Fund                   Marathon Value Fund
         c/o American Data Services, Inc.      c/o American Data Services,Inc.
         P.O. Box 5536                         Hauppauge Corporate Center
         Hauppauge, New York  11788-0132       150 Motor Parkway
                                               Hauppauge, New York  11788
         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at (800) 788-6086 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn: Marathon Value Fund
                           D.D.A. #488886904
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)


         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Marathon Value Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES
         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a securities dealer may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:
                           Marathon Value Fund
                           c/o American Data Services, Inc.
                           P.O. Box 5536
                           Hauppauge, New York 11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 788-6086. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 788-6086. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES
         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Burroughs & Hutchinson, Inc. 702 W. Idaho Street, Suite 810, Boise, ID 83702 (the "Advisor") to manage the Fund's investments. Burroughs & Hutchinson has been providing portfolio management services since its founding in 1967 by A.H. Burroughs III. The Advisor provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals. The Advisor currently manages over $240 million in assets for clients.

         Mark Matsko is primarily responsible for the day-to-day management of the Fund's portfolio. A graduate of the University of Montana in 1980 with a B.S. degree in accounting, he passed his CPA exam and worked as a tax accountant at Arthur Andersen & Co. After leaving Arthur Andersen, he worked for and became president of Great Falls Coca-Cola. A Chartered Financial Analyst (CFA), his work in the investment business during the last ten years has included positions as a broker, a security analyst, and manager of his own hedge fund. Mr. Matsko joined Burroughs & Hutchinson in 1986.

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.48% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest , fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor.


         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Advisor will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., 24 West Carver Street, Huntington, New York 11788 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The advisor (not the fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                       INVESTMENT POLICIES AND TECHNIQUES

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities


         The Fund will invest primarily in U.S. equity securities of small and mid-capitalization issuers. Equity securities include common stock and securities exchangeable for common stock, such as convertible securities, rights and warrants. The Fund will not invest more than 5% of the value of its net assets in convertible securities, rights, warrants or real estate investment trusts. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors. The Fund intends to invest primarily in U.S. equity securities, but reserves the right to invest in short-term cash equivalent securities, either for temporary defensive purposes or as part of its overall strategy.


Investment Techniques and Other Investments


         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government and agency obligations and instrumentalities. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date, but investment in such securities may not exceed 5% of the Fund's net assets. The Fund may buy and write put options, and may buy call options and write covered call options, on individual securities and market indices, provided the Fund's investment in options (including premiums and potential settlement obligations) does not exceed 5% of its net assets. The Fund will not invest more than 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Also limited to 5% of the Fund's net assets is the Fund's investment in indexed securities and in STRIPs (Separate Trading of Registered Interest and Principal of Securities). The Federal Reserve creates STRIPs by separating the coupon payments and the principal payments from the outstanding Treasury security and selling them as individual securities.


Loans of Portfolio Securities

         The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.


         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Advisor believes that market conditions, creditworthiness factors or general economic conditions warrant such action. [It is anticipated that the portfolio turnover rate of the Fund will not exceed 100%.]

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.


                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.


         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.


         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Russell Mid-Cap Index.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.


Investment Advisor                         Administrator
Burroughs & Hutchinson, Inc.               AmeriPrime Financial Services, Inc.
702 W. Idaho Street, Suite 810             1793 Kingswood Drive, Suite 200
Boise, ID 83702                            Southlake, Texas 76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Services, Inc.
425 Walnut St., M.L. 6118                  1793 Kingswood Drive, Suite 200
Cincinnati, Ohio 45202                     Southlake, Texas 76092

Transfer Agent (all purchases and          Independent Auditors
all redemption requests)                   McCurdy & Associates CPA's, Inc.
American Data Services, Inc.               27955 Clemens Road
Hauppauge Corporate Center                 Westlake, Ohio 44145
150 Motor Parkway
Hauppauge, New York 11788

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

TABLE OF CONTENTS                                                           Page


SUMMARY OF FUND EXPENSES
         Shareholder Transaction Expenses
         Annual Fund Operating Expenses

THE FUND

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

HOW TO INVEST IN THE FUND
         Initial Purchase
         Additional Investments
         Automatic Investment Plan
         Tax Sheltered Retirement Plans
         Other Purchase Information

HOW TO REDEEM SHARES
         By Mail
         By Telephone
         Additional Information

SHARE PRICE CALCULATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

OPERATION OF THE FUND

INVESTMENT POLICIES AND TECHNIQUES
       Equity Securities
       Investment Techniques and Other Investments Loans of Portfolio Securities

GENERAL INFORMATION

         Fundamental Policies
         Portfolio Turnover
         Shareholder Rights

PERFORMANCE INFORMATIO

                               MARATHON VALUE FUND




                       STATEMENT OF ADDITIONAL INFORMATION





                                February 14, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Marathon Value Fund dated Febuary 14, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge New York 11788, or by calling (800) 788-6086.

                       STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS

                                                                            PAGE


         DESCRIPTION OF THE TRUST

         ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS

         INVESTMENT LIMITATIONS

         THE INVESTMENT ADVISOR

         TRUSTEES AND OFFICERS

         PORTFOLIO TRANSACTIONS AND BROKERAGE

         DETERMINATION OF SHARE PRICE

         INVESTMENT PERFORMANCE

         CUSTODIAN

         TRANSFER AGENT

         ACCOUNTANTS

         DISTRIBUTOR


ADMINISTRATOR

FINANCIAL STATEMENTS

                                                 DESCRIPTION OF THE TRUST

         Marathon Value Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


[ 5% Shareholders to be added]


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

              ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
                                CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock and common stock equivalents (such as convertible securities, rights and warrants). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following:
rights, warrants, or convertible securities.

         B. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest up to 5% of its assets in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

         In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leverages issuers.

         The prices for these securities may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower rated securities. The market for lower rated securities may be less liquid than the market for higher rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

         If the rating of a security by S&P or Moody's drops below B, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

         C. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         D. When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if the Fund holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 5% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Advisor deems it appropriate to do so.

         E. STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value. The Fund will not invest more than 5% of its net assets in STRIPS.

         F. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 5% of its net assets in illiquid securities.

         G. Option Transactions. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.


         H. Indexed Securities. The Fund may invest up to 5% of its net assets in purchases of securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.


         The performance of indexed securities depends to a great extent on the performance of the security, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

         I. REITs. The Fund may invest up to 5% of its assets in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hydrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

                             INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).
         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities.

         v. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

         vi. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                              THE INVESTMENT ADVISOR
         The Fund's investment adviser is Burroughs & Hutchinson, 702 W. Idaho street, Suite 810, Boise, Idaho, 83702. John Hutchinson, President of the Advisor, and Mark Matsko, the Fund's portfolio manager, are the controlling shareholders of the Advisor.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.48% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the period ___________,1998 (commencement of operations) through October 31, 1998, the Fund paid advisory fees of
$-------.


         The Advisor retains the right to use the name "Marathon" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Marathon" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                             TRUSTEES AND OFFICERS
         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                    Position                      Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller               President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  40                                                              Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                  AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                             distributor, since 1994.  Prior to December, 1994, a
Southlake, Texas  76092                                               senior client executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
                                        Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:                                                                  AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                  Financial Securities, Inc.
Suite 200
Southlake, Texas  76092
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                           Trustee                       President of Chandler Engineering Company, L.L.C.,
Age:  41                                                              oil and gas services company; various positions with
2001  Indianwood  Avenue Carbo  Ceramics,  Inc., oil field  manufacturing/supply
Broken Arrow, Oklahoma 74012 Company, from 1984 to 1997, most recently Vice
                                                                      President of Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                     Trustee                       Director, Vice President and Chief Investment Officer
Age:  51                                                              of Legacy Trust Company since 1992; President and
600 Jefferson Street, Suite 350                                       Director of Heritage Trust Company from 1994 to
Houston, Texas 77063                                                  1996.
===================================================================================================================================

         The compensation paid to the Trustees of the Trust for the period ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees.

===============================================================================================================
            Name                    Aggregate Compensation               Total Compensation from Trust
                                          from Trust                 (the Trust is not in a Fund Complex)
---------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                        0                                       0
---------------------------------------------------------------------------------------------------------------
Steve L. Cobb                               $4,000                                  $4,000



                                                         - 8 -






---------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                         $4,000                                  $4,000
===============================================================================================================

                        PORTFOLIO TRANSACTIONS AND BROKERAGE
         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.


         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the period ________, 1998 (commencement of operations) through October 31, 1998, the Fund paid brokerage commissions of $__________.


                         DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

                            INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)n=ERV

Where:  P = a hypothetical  $1,000  initial  investment
        T = average annual total return
        n = number of years
      ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period _________, 1998 (commencement of operations) through October 31, 1998, the Fund's average annual total return was ____%, annualized.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                                 CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                               TRANSFER AGENT


         American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data Services, Inc. provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period _______, 1998 (commencement of operations) through October 31, 1998, ADS received $________ from the Advisor (not the Fund) for these services.


                              ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.
                                DISTRIBUTOR


         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares.
Shares of the Fund are offered to the public on a continuous basis.


                                ADMINISTRATOR


         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period ________, 1998 (commencement of operations) through October 31, 1998, the Administrator received $______ from the Advisor (not the
Fund) for these services.


                              FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the period ended October 31, 1998. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-788-6086

PROSPECTUS                                                     February 14, 1999


                             AAM EQUITY FUND

                   1018 Kanawha Blvd., East, Suite 309
                      Charleston, West Virginia 25301

               For Information, Shareholder Services and Requests:
                               (888) 905-2283



The investment objective of the AAM Equity Fund (the "Fund") is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks that the Advisor, Appalachian Asset Management, Inc., believes offer growth opportunities at a reasonable price. The Advisor selects stocks on the basis of several criteria, including price-earnings ratio, rate of earnings growth, depth of management, past financial stability, present and projected position in its industry and the dividend record. As the Fund will primarily invest in dividend-paying common stocks, it is expected that the Fund will generate some current income in addition to long term capital appreciation.

         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.










         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated February 14, 1999 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not charge a 12b-1 fee. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses (including organizational expenses).

[TABLE TO BE UPDATED:


         Shareholder Transaction Expenses

         Sales Load Imposed on Purchases....................................NONE
         Sales Load Imposed on Reinvested Dividends.........................NONE
         Deferred Sales Load................................................NONE
         Redemption Fees....................................................NONE
         Exchange Fees......................................................NONE

         Annual Fund Operating Expenses (as a percentage of average net assets)1


         Management Fees...................................................1.15%
         12b-1 Fees.........................................................NONE
         Other Expenses2...................................................0.10%
         Total Fund Operating Expenses.....................................1.15%

         1 TO BE REVISED: The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described above).

         2 TO BE REVISED: Other expenses (operating expenses and fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) are estimated to be .010% of average net assets for the fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.]


Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:
                  1 Year            3 Years           5 Years           10 Years
                  ------            -------           -------           --------
                  $12               $37              $________         $________

FINANCIAL HIGHLIGHTS




         The following condensed supplementary financial information for the period , 1998 (commencement of operations) through October 31, 1998, is derived from the audited financial statements fo the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's Inc., independent public accountants and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.
                                       [Financial Highlights to be inserted]
THE FUND


         The AAM Equity Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust") on April 8, 1998, and commended operations on , 1998 This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Appalachian Asset Management, Inc. (the "Advisor").


INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks that the Advisor believes offer growth opportunities at a reasonable price. Under normal circumstances, at least 65% of the total assets of the Fund will be invested in equity securities. The Advisor selects stocks on the basis of several criteria, including price-earnings ratio, rate of earnings growth, depth of management, past financial stability, present and projected position in its industry and the dividend record. As the Fund will primarily invest in dividend-paying common stocks, it is expected that the Fund will generate some current income in addition to long term capital appreciation.

         The Advisor generally plans to stay fully invested (subject to liquidity requirements) in common stocks of established companies whose securities, in the opinion of the Advisor, enjoy a fair degree of marketability. Most equity securities in the Fund's portfolio will be listed on a national exchange. For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds) or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

HOW TO INVEST IN THE FUND


         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $2,500 and minimum subsequent investments of $50. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Mutual Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:  AAM Equity Fund                   Overnight: AAM Equity Fund
            c/o Unified Fund Services, Inc.      c/o Unified Fund Services, Inc.
            P.O. Box 6110                        431 North Pennsylvania Street
            Indianapolis, Indiana  46204-6110    Indianapolis, Indiana  46204

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 888-905-2283 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn: AAM Equity Fund
                  D.D.A. # 488920927
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Mutual Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account.
You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.
                                               HOW TO REDEEM SHARES
         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                  AAM Equity Fund
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (888) 905-2283. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (888) 905-2283. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains the Advisor to manage the assets of the Fund. The Advisor, a West Virginia corporation, is a private investment management company founded in 1992, and controlled by Knox H. Fuqua. The Advisor currently manages over $20 million in assets, and provides equity, balanced account, and fixed income portfolios for individual, pension and profit sharing plans, endowments, foundations, municipalities, trusts and corporations.

     Knox Fuqua is President and Chief Investment Officer of the Advisor. He has over twelve years of investment experience. Mr. Fuqua is a graduate of Tennessee Technological University, and began his investment career with 1st American Bank (Lee, Robinson & Steine) in Nashville, Tennessee. Mr. Fuqua became associated with Appalachian Asset Management in 1992, when he was the founding member of the firm. Mr. Fuqua is President and Chief Investment Officer and is responsible for all investment decisions. Mr. Fuqua has extensive money management experience and continues to expand his education through various continuing education programs.


         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.15% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses (including organizational expenses). In this regard, it should be noted that most investment companies pay their own operating expensesdirectly, while the Fund's expenses, except those specified above, are paid by the Advisor.


         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ. The Statement of Additional Information provides more information.

         Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund may not invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The Advisor will limit the Fund's investment in convertible securities to those rated A or better by Moody's Investors Service, Inc. or Standard & Poor's Rating Group or, if unrated, of comparable quality in the opinion of the Advisor.

         The Fund may invest in foreign equity securities by purchasing American Depository Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest ADRs, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 10% of its net assets in ADRs.



         Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts ("REITS") and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund may invest up to 5% of its net assets in REITs. The Fund will not acquire any direct ownership of real estate.




         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.




         Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

         General. The Fund may invest up to 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. The Fund may also invest up to 5% of its net assets in securities sold under Rule 144A (unregistered securities that can be resold to institutions only under SEC Rule 144A). The Fund may borrow amounts up to 5% of its net assets to meet redemption requests.



GENERAL INFORMATION



         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.




         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. [It is anticipated that the Fund will hold most securities from 1 to 5 years at a time and that portfolio turnover will not exceed 50% annually.]



         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.




PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.



         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.



         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.



         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.



Investment Advisor                         Administrator

Appalachian Asset Management, Inc.         AmeriPrime Financial Services, Inc.

1018 Kanawha Blvd., East, Suite 309        1793 Kingswood Drive, Suite 200

Charleston, WV  25301                      Southlake, Texas  76092



Custodian                                  Distributor

Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.

425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200

Cincinnati, Ohio  45202                    Southlake, Texas  76092



Transfer Agent (all purchases and          Independent Auditors

all redemption requests)                   McCurdy & Associates CPA's, Inc.

Unified Fund Services, Inc.                27955 Clemens Road

431 North Pennsylvania Street              Westlake, Ohio  44145

Indianapolis, Indiana  46204




Legal Counsel

Brown, Cummins & Brown Co., L.P.A.

3500 Carew Tower, 441 Vine Street

Cincinnati, Ohio  45202





No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                                 TABLE OF CONTENTS



                                                                            Page





         SUMMARY OF FUND EXPENSES

                  Shareholder Transaction Expenses

                  Annual Fund Operating Expenses

         THE FUND

         INVESTMENT OBJECTIVE AND STRATEGIES

         HOW TO INVEST IN THE FUND

                  Initial Purchase

                  Additional Investments

                  Automatic Investment Plan

                  Tax Sheltered Retirement Plans

                  Other Purchase Information

         HOW TO REDEEM SHARES

                  By Mail

                  By Telephone

                  Additional Information

         SHARE PRICE CALCULATION

         DIVIDENDS AND DISTRIBUTIONS

         TAXES

         OPERATION OF THE FUND

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

                  Equity Securities

                  Repurchase Agreements

                  General

         GENERAL INFORMATION

                  Fundamental Policies

                  Portfolio Turnover

                  Shareholder Rights

                                 AAM EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION




                                February 14, 1999

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of AAM Fund dated February 14, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-905-2283.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................1

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................8

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

DETERMINATION OF SHARE PRICE..................................................10

INVESTMENT PERFORMANCE........................................................11

CUSTODIAN.....................................................................12

TRANSFER AGENT................................................................12

ACCOUNTANTS...................................................................12

DISTRIBUTOR...................................................................12


ADMINISTRATOR.................................................................12

FINANCIAL STATEMENTS..........................................................12

DESCRIPTION OF THE TRUST

         The AAM Equity Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


[ 5% Shareholders to be supplied ]


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. American Depository Receipts (ADRs). The Fund may invest up to 10% of its assets in ADRs. ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         B. Restricted and Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 5% of its net assets in illiquid securities.

         With respect to Rule 144A securities, these restricted securities are treated as exempt from the 5% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund will not, however invest more than 5% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees of the Fund, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

         C. Real Estate Investment Trusts (REITs). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. The Fund's investments in REITs will be those characterized as equity REITs. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Risks associated with REIT investments include the fact that REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons.This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).
         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles.

         6. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

THE INVESTMENT ADVISOR
     The Fund's investment advisor is Appalachian Asset Management, 1018 Kanawha Boulevard, East, Suite 309, Charleston, West Virginia 25301. Knox Fuqua may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares. The Advisor has provided a uniquely comprehensive and personalized package of investments and total financial consulting services to small to medium sized businesses and foundations since 1992. Prior to founding the Advisor, Mr. Fuqua was a trust investment officer at a national bank.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the period ________________, 1988 (commencement of operations) through October 31, 1998, the Fund paid advisory fees of $---------.


         The Advisor retains the right to use the name AAM in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name AAM automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==========================================================================================================================
         Name, Age and Address                 Position                      Principal Occupations During
                                                                                     Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller                 President            President, Treasurer and Secretary of
Age:  40                                  and Trustee          AmeriPrime Financial Services, Inc., the
1793 Kingswood Drive                                           Fund's administrator, and AmeriPrime
Suite 200                                                      Financial Securities, Inc., the Fund's
Southlake, Texas  76092                                        distributor, since 1994.  Prior to December,
                                                               1994,   a  senior
                                                               client  executive
                                                               with          SEI
                                                               Financial
                                                               Services.
--------------------------------------------------------------------------------------------------------------------------
                                          Secretary,           Secretary, Treasurer and Chief Financial
Age:                                      Treasurer            Officer of AmeriPrime Financial Services,
1793 Kingswood Drive                                           Inc. and AmeriPrime Financial Securities,
Suite 200                                                      Inc.
Southlake, Texas  76092
--------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                             Trustee              President of Chandler Engineering
Age:  41                                                       Company, L.L.C., oil and gas services
2001 Indianwood Avenue                                         company; various positions with Carbo
Broken Arrow, OK  74012                                        Ceramics, Inc., oil field manufacturing/
                                                               supply   company,
                                                               from    1984   to
                                                               1997,        most
                                                               recently     Vice
                                                               President      of
                                                               Marketing.
--------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                       Trustee              Director, Vice President and Chief
Age:  51                                                       Investment Officer of Legacy Trust
600 Jefferson Street                                           Company since 1992; President and
Suite 350                                                      Director of Heritage Trust Company from
Houston, TX  77063                                             1994-1996.
==========================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


===============================================================================================================
                Name                             Aggregate                      Total Compensation
                                               Compensation                  from Trust (the Trust is
                                                from Trust                    not in a Fund Complex)
---------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                              0                                   0
---------------------------------------------------------------------------------------------------------------
Steve L. Cobb                                     $4,000                              $4,000
---------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                               $4,000                              $4,000
===============================================================================================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the period _________, 1998 (commencement of operations) through October 31, 1998, the Fund paid brokerage commissions of $________.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending redeemable value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Fund may also provide nonstandardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period _________, 1998 (commencement of operations) through October 31, 1998, the Fund's average annual total return was ____%, annualized.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each Unified shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period ________, 1998 (commencement of operations) through October 31, 1998, Unified received $_______ from the Advisor (not the Fund) for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


ADMINISTRATOR


         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period _____________, 1998 (commencement of operations) through October 31, 1998, the Administrator received $_________ from the Advisor (not the Fund) for these services.


FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the period ended October 31, 1998. The Trust will provide the Annual Report without charge by calling the Fund at 1-888-905-2283.

PROSPECTUS                                             ___________________, 1999

                            Dobson Covered Call Fund

                         1793 Kingswood Drive, Suite 200
                             Southlake, Texas 76092

               For Information, Shareholder Services and Requests:
                                  (888)___-____


         The investment objective of the Dobson Covered Call Fund is to provide above average return consistent with lower risk than the S&P 500 Index. The Fund's advisor, Dobson Capital Management, Inc., seeks to achieve this objective by creating a broadly diversified and significantly hedged portfolio using individual stock and stock index options. The Fund invests in common stocks of issuers represented in the S&P 500 Index, maintaining industry weightings similar to that Index. The Fund hedges its portfolio by selling covered call options on individual securities and securities indexes.

         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated _________________, 1999 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.
















THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not charge a 12b-1 fee. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

         Shareholder Transaction Expenses

         Sales Load Imposed on Purchases...................NONE
         Sales Load Imposed on Reinvested Dividends........NONE
         Deferred Sales Load...............................NONE
         Redemption Fees...................................NONE
         Exchange Fees.....................................NONE

         Annual Fund Operating Expenses (as a percentage of average net assets)1

         Management Fees...................................1.50%
         12b-1 Fees........................................NONE
         Other Expenses2...................................0.00%
         Total Fund Operating Expenses.....................1.50%

         1 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described above).

         2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .01% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:
                                            1 Year            3 Years
                                            ------            -------
                                             $--                $--

                                    THE FUND

         The Dobson Covered Call Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust") on __________, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Dobson Capital Management, Inc. (the "Advisor").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to achieve above average return consistent with lower risk than the S&P 500 Index. The Advisor's basic strategy is to create a broadly diversified and significantly hedged portfolio using individual stock and stock index options. The Fund invests in common stocks of issuers represented in the S&P 500 Index, maintaining industry weightings similar to that Index. The Fund hedges its portfolio by selling covered call options on individual securities and securities indexes.

         Covered call options (selling a call option on securities already owned by the Fund) will be written on the Fund's portfolio to reduce fluctuation in total return. The writing of such options tends to reduce fluctuations in total return because: 1) the premium received from selling the option will reduce any loss on the underlying security by the amount of the premium and 2) the gain will be limited to the difference between the strike price and the price of the underlying security plus the premium received. In general, the premiums received from writing call options on a broadly diversified portfolio will provide above average total return in a modestly rising (rising 10% a year or less), flat or down market as measured by the S&P 500. In a rapidly rising market such as occurred in 1996 and 1997, a covered call strategy on a broadly diversified portfolio will underperform the market as measured by the S&P 500. The the extent the Fund receives premiums from expired options and profits from closing purchase transactions, any return from dividends and appreciation will be enhanced. For additional information about options and the risks of entering into option transactions, see "Investment Policies and Techniques and Risk Considerations"

         The Fund will invest primarily in dividend paying common stocks that have been approved by one or more exchange as underlying securities for listed call options. The Fund has no maximum or minimum level that will be hedged, but under normal market conditions anticipates being fully hedged with the exception of the utility industry, for which option premiums have historically been low.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that, while the Fund's portfolio manager has experience managing a mutual fund, both the Advisor and the Fund have no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis. There is no minimum on initial or subsequent purchases of Fund shares by tax deferred retirement plans (including IRA, SEP-IRA, Profit Sharing and Money Purchase Plans) or uniform gifts to minors accounts. For other investors the minimum is $2500 for an initial purchase and no minimum for subsequent purchases. [These minimums may be waived by the Advisor for accounts participating in an automatic investment program.]

         Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the Dobson Covered Call Fund, and sent to the P.O. Box listed below.
If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                              Overnight:
      Dobson Covered Call Fund             Dobson Covered Call Fund
      c/o Unified Fund Services, Inc.      c/o Unified Fund Services, Inc.
      P.O. Box 6110                        431 North Pennsylvania Street
      Indianapolis, Indiana  46204-6110    Indianapolis, Indiana  46204

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call Unified Fund Services, Inc. (the "Transfer Agent") at 888-___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn: Dobson Covered Call Fund
                  D.D.A. #___________
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to Star Bank, N.A. (the "Custodian") at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire[, or automatic investment]. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Dobson Covered Call Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

[Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account.
You may change the amount of your monthly purchase at any time.]

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES
         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                  Dobson Covered Call Fund
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 888___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at 888 ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.
The Fund retains the Advisor to manage the assets of the Fund.

         The Fund retains Dobson Capital Management, Inc., 1422 S. Van Ness St., Santa Ana, CA 92707 (the "Advisor"), to manage the assets of the Fund. The Advisor determines the securities to be held or sold by the Fund, and the portion of the Fund's assets to be held uninvested, subject always to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may establish. The Advisor is a California corporation established in September 1998.

         Charles L. Dobson is the President, Director and sole shareholder of the Advisor, and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Dobson was associated with Analytic/TSA Global Asset Management for nearly twenty years, acting as Executive Vice President and Portfolio Manager of the Analytic Optioned Equity Fund, and Executive Vice President and Secretary of the Analytic Series Fund until May 1998. Mr. Dobson graduated from the University of California at Irvine where he received an BA in Economics and an MS in Administration.
         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.50% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator,

Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ. The Statement of Additional Information provides more information.

         Equity Securities. Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

         Covered Call Options. A call option gives the purchaser of the option the right to buy, and the writer of the option has the obligation to sell the underlying securities at the exercise price during the option period. The Fund, as the writer of the option receives premium from the purchaser of the call option. The writer, during the time he is obligated under the option, may be assigned an exercise notice by the broker-dealer through whom the call was sold, requiring him to deliver the underlying security against payment of the exercise price. The obligation is terminated only upon expiration of the option or at such earlier time as the writer purchases the option back (closing purchase transaction). Once a writer has been assigned an exercise notice, he will thereafter be unable to enter into a closing purchase transaction. So long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option.

         To secure this obligation to deliver the underlying security, a covered call option writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Clearing Corporation and the exchange on which the call option is traded. To fulfill this obligation at the time an option is written, the Fund, in compliance with its custodian agreement, directs the Custodian of its investment securities, or a securities depository acting for the Custodian, to act as the Fund's escrow agent by issuing an escrow receipt to the Clearing Corporation respecting the option's underlying securities. The Clearing Corporation will release the securities from this escrow either upon the exercise of the option, the expiration of the option without being exercised or when the Fund enters into a closing purchase transaction. Until such release the Fund cannot sell the underlying securities

         The covered call option writer gives up the opportunity to profit from a price increase in the underlying security above the exercise price of the option plus the premium received. If the underlying security does not advance to or beyond the exercise price of the option plus the premium received, the writer will increase his total return. In some periods the Fund will receive less total return and in other periods greater total return from than it would have received from its underlying securities unoptioned. The Fund expects to increase its long-term total return by writing options which in its opinion have sufficiently large premiums to produce greater total return over the long-term.

         The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Fund's objective. The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

         The premium the Fund receives for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. Options written by the Fund will normally have expiration dates between one and nine months from the date written. From time to time, for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

         Risks of Opton Writing. In return for the premium received, a covered call writer during the term of the option is subject to the risk of losing the potential for capital appreciation of the underlying security beyond the exercise price of the option. The gain may be less than not selling a call option on the underlying security. The writer has no control over the time when he has to fulfill his obligation as the writer of an option. Once an option writer has received an exercise notice he cannot effect a closing purchase transaction.

         If a call expires unexercised, the covered writer realizes a gain in the amount of the premium received, although there may have been a decline (unrealized loss) in the market value of the underlying security during the option period which may exceed such gain. If an underlying security should decline by more than the option premium the call writer received, there will be a loss on the overall position. The loss will be less than not selling a call option on the underlying security.

         If the covered writer has to sell the underlying security because of the exercise of a call option, the writer will realize a gain or loss from the sale of the underlying security with the proceeds being increased by the amount of the option premium received. By permitting its underlying securities to be called away or exercised, higher portfolio turnover will result and therefore increased transaction costs. Portfolio turnover also results in capital gains for income tax purposes. (The Fund will attempt to minimize portfolio turnover by entering into closing purchase transactions that it deems appropriate to achieve the Fund's objectives).

         Stock Index Options. The Fund may sell exchange listed stock index call options to hedge against risks of market wide price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock and the sensitivity of its stock investments to factors influencing the stock market as a whole. A stock index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." To cover the potential obligations involved in writing options, the Fund will either (a) hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the Custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily.The Fund will only write stock index options when in its opinion the underlying stocks will correlate with the index.

         [Risks of Stock Index Options: The Fund's ability to hedge effectively all or a portion of its securities through transactions in stock index options depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant index. Inasmuch as such securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the underlying securities being hedged will not move in same amount as the stock index.]

         Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government and agency obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government or agency obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the Fund's portfolio turnover rate will not exceed 100% annually.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, _____________ purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.

         Shareholder inquiries should be made by telephone to 800-___-____, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.

                             PERFORMANCE INFORMATION
         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor                         Administrator
Dobson Capital Management, Inc.            AmeriPrime Financial Services, Inc.
____________________________________       1793 Kingswood Drive, Suite 200
__________________________________         Southlake, Texas  76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Transfer Agent (all purchases and          Independent Auditors
all redemption requests)                   McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.                27955 Clemens Road
431 North Pennsylvania Street              Westlake, Ohio 44145
Indianapolis, Indiana  46204


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                            DOBSON COVERED CALL FUND

                       STATEMENT OF ADDITIONAL INFORMATION



                                                 ___________, 1999


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Dobson Covered Call Fund dated ________, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-________________.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................1

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................8

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

DETERMINATION OF SHARE PRICE..................................................10

INVESTMENT PERFORMANCE........................................................11

CUSTODIAN.....................................................................12

TRANSFER AGENT................................................................12

ACCOUNTANTS...................................................................12

DISTRIBUTOR...................................................................12

ADMINISTRATOR.................................................................12

DESCRIPTION OF THE TRUST

         The Dobson Covered Call Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Options Transactions. The Fund may write (sell) covered call options. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund may also sell exchange listed stock index call options to hedge against risks of market wide price movements. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the Custodian. When a Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.


INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons.This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).
         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not engage in borrowing.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or Statement of Additional Information.

         6. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

THE INVESTMENT ADVISOR

     The Fund's investment advisor is Dobson Capital Management, Inc., 1422 S. Van Ness Street, Santa Ana, California 92707. Charles L. Dobson may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and such extraordinary expenses or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's trustees and officers with respect thereto. (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name "Dobson" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Dobson" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==========================================================================================================================
         Name, Age and Address                 Position                      Principal Occupations During
                                                                                     Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller                 President            President, Treasurer and Secretary of
Age:  40                                  and Trustee          AmeriPrime Financial Services, Inc., the
1793 Kingswood Drive                                           Fund's administrator, and AmeriPrime
Suite 200                                                      Financial Securities, Inc., the Fund's
Southlake, Texas  76092                                        distributor, since 1994.  Prior to December,
                                                               1994,   a  senior
                                                               client  executive
                                                               with          SEI
                                                               Financial
                                                               Services.
--------------------------------------------------------------------------------------------------------------------------
                                          Secretary,           Secretary, Treasurer and Chief Financial
Age:                                      Treasurer            Officer of AmeriPrime Financial Services,
1793 Kingswood Drive                                           Inc. and AmeriPrime Financial Securities,
Suite 200                                                      Inc.
Southlake, Texas  76092
--------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                             Trustee              President of Chandler Engineering
Age:  41                                                       Company, L.L.C., oil and gas services
2001 Indianwood Avenue                                         company; various positions with Carbo
Broken Arrow, OK  74012                                        Ceramics, Inc., oil field manufacturing/
                                                               supply   company,
                                                               from    1984   to
                                                               1997,        most
                                                               recently     Vice
                                                               President      of
                                                               Marketing.
--------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                       Trustee              Director, Vice President and Chief
Age:  51                                                       Investment Officer of Legacy Trust
600 Jefferson Street                                           Company since 1992; President and
Suite 350                                                      Director of Heritage Trust Company from
Houston, TX  77063                                             1994-1996.
==========================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

===============================================================================================================
                Name                             Aggregate                      Total Compensation
                                               Compensation                  from Trust (the Trust is
                                                from Trust                    not in a Fund Complex)
---------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                              0                                   0
---------------------------------------------------------------------------------------------------------------
Steve L. Cobb                                     $4,000                              $4,000
---------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                               $4,000                              $4,000
===============================================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         [To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.]

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

  Where:   P        =        a hypothetical $1,000 initial investment
           T        =       average annual total return
           n        =       number of years
           ERV      =       ending redeemable value at the end of the applicable
                            period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Fund may also provide nonstandardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each Unified shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with certain monthly reports, record-keeping and other management-related services.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor
                                                     - 10 -
is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.



ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

                          PROSPECTUS____________, 1999

                               AUXIER EQUITY FUND

                             [25628 N.E. Glass Road
                                Aurora, OR 97002]

               For Information, Shareholder Services and Requests:
                               (800) ____________



    The investment objective of the Auxier Equity Fund (the "Fund") is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks that the Advisor, Auxier Investment Management, LLP, believes offers growth opportunities at a reasonable price. The Advisor selects stocks on the basis of several criteria, including price-earnings ratio, rate of earnings growth, depth of management, past financial stability, present and projected industry position and dividend record.

    The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.

    This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated _____________, 1999 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.









THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

    The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

    Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not charge a 12b-1 fee. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund [(including organizational expenses)] except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

    Shareholder Transaction Expenses

Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

    Annual Fund Operating Expenses (as a percentage of average net assets)1

Management Fees............................................................1.20%
12b-1 Fees...................................................... ...........NONE
Other Expenses2............................................................0.00%
Total Fund Operating Expenses..............................................1.20%

    1 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described above).

    2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .001% of average net assets for the first fiscal year.

    The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                              1 Year            3 Years
                              - ----            - -----
                              $--                $---

THE FUND

    The Auxier Equity Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust") on ____________, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Auxier Investment Management, LLC (the "Advisor").

INVESTMENT OBJECTIVE AND STRATEGIES




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    The  investment  objective  of the  Fund is to  provide  long  term  capital appreciation.  The Fund seeks to achieve its objective by investing primarily in
a  portfolio  of  common   stocks  that  the  Advisor   believes   offer  growth
opportunities at a reasonable price. The Advisor selects stocks on the basis of several criteria, including price-earnings ratio, rate of earnings growth, depth of management, consistency in past operating results, present and projected industry position and dividend record. As the Fund will primarily invest in dividend-paying common stocks, it is expected that the Fund will generate some current income in addition to long term capital appreciation.

    Under normal circumstances, at least 65% of the total assets of the Fund will be invested in equity securities. The Advisor generally plans to stay fully invested in established companies whose securities, in the opinion of the Advisor, enjoy a fair degree of marketability. Most equity securities in the Fund's portfolio will be listed on a national exchange. The Fund may also invest in debt securities. For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

PORTFOLIO MANAGER'S PAST PERFORMANCE

    Jeffrey Auxier, the Fund's portfolio manager, has been managing equity accounts since 1989. The performance of Mr. Auxier's accounts with investment objectives, policies and strategies substantially similar to those of the Auxier Equity Fund appears below. The data is provided to illustrate past performance of Mr. Auxier in managing such accounts, as compared to the S&P 500 Index. Mr. Auxier is responsible for the performance of the accounts and is also responsible for the investment management of the Fund.


                         Summary of Investment Returns*

         Period                      Auxier *                  S&P 500 Index**

         1989
         1990
         1991
         1992
         1993
         1994
         1995
         1996
         1997
         1998

                                            Average Annual Total Return***

         One Year                   22.2%            _____
         Five Years                 25.4%             _____
         Since January 1, 1991      26.0%             _____


* Mr. Auxier formed the Advisor in July 1998. The account performance prior to that date occurred while Mr. Auxier was employed by another firm. The Auxier performance is the time-weighted, dollar-weighted average total return associated with a composite of all fully discretionary equity accounts having objectives similar to the Fund, and is unaudited. From July 1, 1995 to the present, the minimum account size for inclusion in the



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         composite  was $500,000 and accounts had to be at least 92% invested in equity securities to be included in the composite. Prior to July 1, 1995, the minimum account size for inclusion in the composite was $300,000 and accounts had to be at least 80% invested in equity securities to be included in the composite. On January 1, 1989, Mr. Auxier managed ____ accounts totaling $______. As of December 31, 1998 the composite consisted of ____ accounts totaling approximately $______ million. Performance figures reflected are [net of management fees] and net of all expenses, including transaction costs and commissions. [Results include the reinvestment of dividends and capital gains.] The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR).

** The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.

*** Average Annual Returns for the periods ended December 31, 1998, using AIMR calculations of performance (see above), which differs from the standardized SEC calculation.

    The performance of the accounts managed by the Advisor should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses (including management fees), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

    As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

HOW TO INVEST IN THE FUND

    The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $100. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

    By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the Auxier Equity Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.




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    U.S. Mail:                               Overnight:
    Auxier Equity Fund                       Auxier Equity Fund
    c/o Unified Fund Services, Inc.          c/o Unified Fund Services, Inc.
    P.O. Box 6110                            431 North Pennsylvania Street
    Indianapolis,  Indiana  46204-6110       Indianapolis, Indiana  46204

    Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

    By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

             Star Bank, N.A. Cinti/Trust
             ABA #0420-0001-3
             Attn: Auxier Equity Fund
             D.D.A. # __________
             Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

    You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

    You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the Auxier Equity Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

    You may make regular  investments  in the Fund with an Automatic  Investment
Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

    Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain



                                                         - 4 -



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information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

    Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

    All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

    By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                     Auxier Equity Fund
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana  46204-6110


    "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

    By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) ___- ____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

    The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.




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    Additional  Information - If you are not certain of the  requirements  for a redemption please call the Transfer Agent at (800) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

    Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

SHARE PRICE CALCULATION

    The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

    Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

    Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

DIVIDENDS AND DISTRIBUTIONS

    The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

     Income  dividends  and  capital  gain   distributions   are   automatically
reinvested in additional shares at the net asset value

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per share on the  distribution  date.  An election to receive a cash  payment of dividends  and/or capital gain  distributions  may be made in the application to
purchase   shares  or  by  separate   written  notice  to  the  Transfer  Agent.
Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

    The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

    For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

    The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

    On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

OPERATION OF THE FUND

    The Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains the Advisor to mange the assets of the Fund. The Advisor determines the securities to be held or sold by the Fund, and the portion of the Fund's assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may establish. The Advisor, a Oregon corporation, is a private investment management company controlled by J. Jeffrey Auxier.

Mr. Auxier is a graduate of the University of Oregon, and began his investment career with Smith Barney in Portland, Oregon in 1982. Prior to founding the Advisor in July 1998, Mr. Auxier was a Senior Vice President and Senior Portfolio Management Director with Smith Barney. He is President and Chief Investment Officer of the Advisor, responsible for the day-to-day management of the Fund's portfolio. Mr. Auxier has extensive money management experience and continues to expand his education through various continuing education programs.

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    The Fund is authorized  to pay the Advisor a fee equal to an annual  average rate of 1.20% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor.

    The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

    Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

    This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ. The Statement of Additional Information provides information.

    Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

    The Fund may invest in foreign equity securities by purchasing American Depository Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest ADRs, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 20% of its net assets in ADRs.

    Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

    Debt Securities. The Fund may buy debt securities of all types and qualities. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities are generally interest rate sensitive, which means that their volume will generally decrease when interest rates rise and increase when interest rates fall. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

    Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. [The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.]

    Convertible Securities. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

    In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

    Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government or U.S. Government agency obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

General. The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. The Fund may invest up to 5% of its net assets in securities sold under Rule 144A (unregistered securities that can be resold to institutions only under SEC Rule
144A). The Fund may borrow amounts up to 5% of its net assets to meet redemption requests.

GENERAL INFORMATION

    Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

    Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that portfolio turnover of the Fund will not exceed 100%.

    Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, _____________________________
purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.

    Shareholder inquiries should be made by telephone to 800-___-____, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.


PERFORMANCE INFORMATION

    The Fund may  periodically  advertise  "average  annual  total  return." The
"average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

    The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

    The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.

    The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

                                                      APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS
                                         STANDARD & POOR'S  RATINGS  SERVICES

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

I. Likelihood of default-capacity and willingness of the obliger as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.      Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

     B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

     D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                                          MOODY'S INVESTORS  SERVICE,  INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Investment Advisor                         Administrator
Auxier Investment Management, LLC.         AmeriPrime Financial Services, Inc.
25628 N.E. Glass Road                      1793 Kingswood Drive, Suite 200
Oregon, OR 97002                           Southlake, Texas  76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Transfer Agent (all purchases and          Independent Auditors
all redemption requests)                   McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.                27955 Clemens Road
431 North Pennsylvania Street              Westlake, Ohio  44145
Indianapolis, Indiana  46204

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

TABLE OF CONTENTS

Page


SUMMARY OF FUND EXPENSES
    Shareholder Transaction Expenses
    Annual Fund Operating Expenses

THE FUND

INVESTMENT OBJECTIVE AND STRATEGIES

HOW TO INVEST IN THE FUND
    Initial Purchase
    Additional Investments
    Automatic Investment Plan
    Tax Sheltered Retirement Plans
    Other Purchase Information

HOW TO REDEEM SHARES
    By Mail
    By Telephone
    Additional Information

SHARE PRICE CALCULATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

OPERATION OF THE FUND

INVESTMENT POLICIES AND TECHNIQUES
    Equity Securities
    Repurchase Agreements
    General

GENERAL INFORMATION
    Fundamental Policies
    Portfolio Turnover
    Shareholder Rights

                               AUXIER EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION



                                                _____________, 1999

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Auxier Equity Fund dated _____________, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-____________________.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS
                                                                            PAGE


DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................1

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................8

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

DETERMINATION OF SHARE PRICE..................................................10

INVESTMENT PERFORMANCE........................................................11

CUSTODIAN.....................................................................12

TRANSFER AGENT................................................................12

ACCOUNTANTS...................................................................12

DISTRIBUTOR...................................................................12

ADMINISTRATOR.................................................................12

DESCRIPTION OF THE TRUST

         The Auxier Equity Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. American Depository Receipts (ADRs). ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     B. Debt Securities. The Fund may invest in all types and qualities of debt securities.
         Corporate debt securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consist of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Fixed rate corporate debt securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

         Many corporate debt obligations permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance.

         Variable rate securities. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest index or a stated percentage of a prime rate or another published rate. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

         Floating rate securities. Floating rate securities are debt securities with interest payments or maturity values that are not fixed, but float inversely to an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices.

         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

         Lower quality debt securities. Lower quality debt securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

         Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

         Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by the Fund. [In considering investments for the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.]

         Municipal Securities. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

         The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.

         Municipal securities may carry fixed or floating rates of interest. Most municipal securities pay interest in arrears on a semiannual or more frequent basis. However, certain securities, typically known as capital appreciation bonds or zero coupon bonds, do not provide for any interest payments prior to maturity. Such securities are normally sold at a discount from their stated value, or provide for periodic increases in their stated value to reflect a compounded interest rate. The market value of these securities is also more sensitive to changes in market interest rates than securities that provide for current interest payments.

         Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

         C. Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price, and "restricted securities". Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities.

         D. Restricted Securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell.

         With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund will not, however invest more than 5% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees of the Fund, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

         E. Borrowing. The Fund may borrow amounts up to 5% of its net assets to meet redemption requests. Because the Fund's investment swill fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more then its investments increase in value, and decrease more when its investments decrease in value. in addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons.This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or Statement of Additional Information.

         6. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

THE INVESTMENT ADVISOR

     The Fund's investment advisor is Auxier Investment Management, LLP, 25628 N.E. Glass Road, Oregon, OR 97002. J. Jeffrey Auxier may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.
         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name "Auxier" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Auxier" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==========================================================================================================================
         Name, Age and Address                 Position                      Principal Occupations During
                                                                                     Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller                 President            President, Treasurer and Secretary of
Age:  40                                  and Trustee          AmeriPrime Financial Services, Inc., the
1793 Kingswood Drive                                           Fund's administrator, and AmeriPrime
Suite 200                                                      Financial Securities, Inc., the Fund's
Southlake, Texas  76092                                        distributor, since 1994.  Prior to December,
                                                               1994,   a  senior
                                                               client  executive
                                                               with          SEI
                                                               Financial
                                                               Services.
--------------------------------------------------------------------------------------------------------------------------
                                          Secretary,           Secretary, Treasurer and Chief Financial
Age:                                      Treasurer            Officer of AmeriPrime Financial Services,
1793 Kingswood Drive                                           Inc. and AmeriPrime Financial Securities,
Suite 200                                                      Inc.
Southlake, Texas  76092
--------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                             Trustee              President of Chandler Engineering
Age:  41                                                       Company, L.L.C., oil and gas services
2001 Indianwood Avenue                                         company; various positions with Carbo
Broken Arrow, OK  74012                                        Ceramics, Inc., oil field manufacturing/
                                                               supply   company,
                                                               from    1984   to
                                                               1997,        most
                                                               recently     Vice
                                                               President      of
                                                               Marketing.


                                                     - 10 -





--------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                       Trustee              Director, Vice President and Chief
Age:  51                                                       Investment Officer of Legacy Trust
600 Jefferson Street                                           Company since 1992; President and
Suite 350                                                      Director of Heritage Trust Company from
Houston, TX  77063                                             1994-1996.
==========================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

===============================================================================================================
                Name                             Aggregate                      Total Compensation
                                               Compensation                  from Trust (the Trust is
                                                from Trust                    not in a Fund Complex)
---------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                              0                                   0
---------------------------------------------------------------------------------------------------------------
Steve L. Cobb                                     $4,000                              $4,000
---------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                               $4,000                              $4,000
===============================================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the

Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         [To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.]

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

   Where:   P        =     a hypothetical $1,000 initial investment
            T        =     average annual total return
            n        =     number of years
            ERV      =     ending redeemable value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Fund may also provide nonstandardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each Unified shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with certain monthly reports, record-keeping and other management-related services.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

PROSPECTUS                                                 _______________, 1999

                       Shepherd Values Market Neutral Fund
                           Shepherd Values Growth Fund

                         6760 Corporate Drive, Suite 230
                           Colorado Springs, CO 80919

               For Information, Shareholder Services and Requests:
                               (888) ____________
                               (888) ____________

Shepherd Values Market Neutral Fund: The investment objective of the Shepherd Values Market Neutral Fund is to provide long-term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund's investment advisor, Cornerstone Capital Management, Inc. (the "Advisor"), seeks to achieve this objective by taking long positions in U.S. equity securities that the Advisor has identified as undervalued and short positions in such stocks that the Advisor has identified as overvalued. This strategy is commonly referred to as "market neutral investing". The Fund seeks a total return greater than the return on 3 month U.S. Treasury Bills.

Shepherd Values Growth Fund: The investment objective of the Shepherd Values Growth Fund is to provide long term capital appreciation. The Advisor seeks to achieve this objective by investing primarily in common stocks which the Advisor believes are undervalued by the market. In searching for investments for the Fund, the Advisor employs a style that focuses on securities with a low current price relative to the Advisor's view regarding long-term future value.







         The Funds will not invest in and acquire ownership in businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies involved in the business of aborting life before birth. In addition, the Advisor reserves the right to exercise its best judgement to exclude ownership in other companies whose corporate practices could be found offensive to traditional Judeo Christian values.



         Each Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc. This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated ___________________, 1999 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Funds, unlike most other mutual funds, do not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor do they pay directly any general administrative expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

                                          Market Neutral                  Growth
Shareholder Transaction Expenses                Fund                        Fund
                                     -------------------------------------------

Maximum Sales Load Imposed on Purchases (as a     3.00%                    3.00%
percentage of offering price)
Sales Load Imposed on Reinvested Dividends        None                      None
Redemption Fees (as a % of redemption amount)     None                      None
Exchange Fees                                     None                      None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees                                   2.25%                    1.75%
12b-1 Charges                                     0.00%                    0.00%
Other Expenses1                                   0.00%                    0.00%
Total Fund Operating Expenses2                    2.25%                    1.75%


1 Each Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .01% of average net assets for the first fiscal year. 2 Each Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described above).

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in a Fund.

Example As a shareholder in a Fund, you would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                     1 Year            3 Years
                                                     ------            -------
Shepherd Values Market Neutral Fund $__                       $__
Shepherd Values Growth Fund                 $__                        $__

                                    THE FUNDS

         The Shepherd Values Market Neutral Fund and the Shepherd Values Growth Fund (each a "Fund" or collectively the "Funds") were organized as series of AmeriPrime Funds, an Ohio business trust (the "Trust") on ___________, 1998. This prospectus offers shares of each Fund and each share represents an undivided, proportionate interest in a Fund. The investment advisor to each Fund is Cornerstone Capital Management, Inc. (the "Advisor").

                       INVESTMENT OBJECTIVE AND STRATEGIES

Shepherd Values Market Neutral Fund: The investment objective of the Fund is to provide long-term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund's investment advisor, Cornerstone Capital Management, Inc. (the "Advisor"), seeks to achieve this objective by taking long positions in U.S. equity securities that the Advisor has identified as undervalued and short positions in such stocks that the Advisor has identified as overvalued. This strategy is commonly referred to as "market neutral investing". The Fund seeks a total return greater than the return on 3 month U.S. Treasury Bills.

         The term "short position" means the Fund sells a stock that it does not own, borrows the same stock from a broker or other institution to complete the sale, and buys the same stock at a later date to repay the lender. If the stock is overvalued, and the price declines before the Fund buys the stock, the Fund makes a profit. If the price of the stock increases before the Fund buys the stock, the Fund loses money. The Advisor's strategy of using short positions in overvalued stocks along with long positions (purchases) in undervalued stocks is intended to reduce the effects of general market movements on the Fund's performance, although there is no assurance that the Advisor will be able to do so.

         The success of the market neutral strategy is dependent on the Advisor's ability to correctly identify undervalued and overvalued stocks. If the Advisor is not successful, the Fund may experience losses regardless of the overall performance of the stock markets. In strong "bull" markets, when the prices of nearly all stocks are rising regardless of the underlying value of the companies, the Fund is expected to underperform the general markets because the Fund's short positions will likely lose money.

         The Advisor will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. The Fund seeks to construct a diversified portfolio that has minimal net exposure to the U.S. equity market generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because Treasury Bills are backed by the full faith and credit of the U.S. Government, and have a fixed rate of return. In contrast, investors in the Fund bear the risk of losing their investment and an investment in the Fund is more volatile than an investment in Treasury Bills.

         The Fund engages in short selling activities which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are more risky than long positions (purchases) in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transactions costs, whereas there is no maximum attainable price of the shorted stock. Therefore, in theory, stocks sold short have unlimited risk.

Shepherd Values Growth Fund: The investment objective of the Fund is to provide long term capital appreciation. The Advisor seeks to achieve this objective by investing primarily in common stocks which the Advisor believes are undervalued by the market. In searching for investments for the Fund, the Advisor employs a style that focuses on securities with a low current price relative to the Advisor's view regarding long-term future value. The Advisor gauges the ability of a company to build long-term value while minimizing long-term investment risk, assesses the quality and quantity of a company's resources and estimates how those resources might be converted into earnings over time. The Fund engages in a "buy and hold" strategy emphasizing long-term investment. [The Fund's portfolio consists largely of equity securities and some debt securities.]

Values Based Investing: As the final step in the investment process of each Fund, the Advisor will utilize a set of non-financial screening criteria in maintaining a portfolio of securities consistent with traditional values. This specialization requires a substantial amount of additional primary and secondary research and information resources above and beyond traditional financial analysis. The Advisor will first identify its potential list of investment holdings, and then screen such holdings to eliminate any companies not consistent with the following values:

         The Funds will not invest in and acquire ownership in businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies involved in the business of aborting life before birth. In addition, the investment advisor reserves the right to exercise its best judgement to exclude ownership in other companies whose corporate practices could be found offensive to traditional Judeo Christian values.

         The values based investment policy does not apply to short positions of the Shepherd Values Market Neutral Fund whereby the Fund does not technically own any securities when initiating short sales as a hedging strategy for the Fund. As a result, the Fund may have short positions in businesses whose corporate practices are in violation of the Fund's values based policy.

General: For temporary defensive purposes under abnormal market or economic conditions, each Fund may hold all or a portion of its assets in money market instruments (including money market funds) or U.S. government repurchase agreements. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If a Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither Fund can give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has [not previously managed assets organized as a mutual fund] and that the Funds have no operating history. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of each Fund's investment practices.

                           HOW TO INVEST IN THE FUNDS

         Each Fund is sold on a continuous basis, subject to a minimum initial investment of $2,500 ($1,000 for qualified retirement accounts) and minimum subsequent investments of $_____. For accounts participating in an automatic investment program, the minimum initial investment is $500, and the minimum subsequent investment is $50 per month. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase
         By Mail - You may open an account and make initial investments through securities dealers having a sales agreement with AmeriPrime Financial
Securities, Inc. (the "Distributor"). You may make a direct initial investment by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the appropriate fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                                      Overnight:
  [Insert Name] Fund                            [Insert Name] Fund
  c/o  Unified Fund Services, Inc.              c/o  Unified Fund Services, Inc.
  P.O. Box 6110                                 431 North Pennsylvania Street
  Indianapolis, Indiana  46204-6110             Indianapolis, Indiana  46204


         By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call Unified Fund Services, Inc (the "Transfer Agent") at 888-___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

         Star Bank, N.A. Cinti/Trust                   for:  Market Neutral Fund
         ABA #0420-0001-3                                    D.D.A.#
         Attn: [Insert Name] Fund                            Growth Fund
         Account Name _________________                      D.D.A.#
            (write in shareholder name)
         For the Account # ______________
            (write in account number)

         You are required to mail a signed application to Star Bank, N.A. (the "Custodian") at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

         Your purchase of shares of a Fund will be effected at the public offering price. The public offering price is the next determined net asset value per share plus a sales load as shown in the following table.

================================================================================================================================
                                                      Sales Load as of % of:
                                           Public                                 Net
                                           Offering                             Amount          Dealer Reallowance as % of
         Amount of Investment               Price                                Invested          Public Offering Price
================================================================================================================================
Less than $100,000                         3.00%                                  _.__%                    3.00%
$100,000 but less than $250,000            2.50%                                  _.__%                    2.50%
$250,000 but less than $500,000            1.50%                                  _.__%                    1.50%
$500,000 but less than $1,000,000          1.00%                                  1.01%                    1.00%
$1,000,000 or more                         None                                   None                     None
================================================================================================================================

Under certain circumstances, the Distributor may change the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Distributor by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Distributor by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received after 4:00 p.m. and others received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.


Additional Investments

         You may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. If your securities dealer received concessions for selling shares of a Fund to you, such securities dealer will receive the concessions described above with respect to additional investments. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the appropriate fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check.

Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

[Reduced Sales Load

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of a Fund with the amount of your current purchases in order to take advance of the reduced sales load set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.]

[Purchases at Net Asset Value

         You may purchase shares of a Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Transfer Agent for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of each Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         Purchases may be effected at net asset value for the benefit of the clients of brokers-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs. In addition, shares of each Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Distributor, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Trustees, directors, officers and employees of the Trust, the Advisor or the Distributor, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of each Fund at net asset value.]

Additional Information

     For purposes of determining the applicable sales load, a purchaser includes an individual, his
                                                         - 7 -
spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each of the Funds and the Funds' Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Funds. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds reserve the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

             [Insert Name] Fund
             c/o  Unified Fund Services, Inc.
             P.O. Box 6110
             Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of each of the Funds or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling the Transfer Agent 888-_______. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Funds or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (888) ________. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of each Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                             SHARE PRICE CALCULATION

         The value of an individual share in each Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value.
The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in

IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by each Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, each of the Funds will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, each Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

                             OPERATION OF THE FUNDS

         Each Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Funds retains various organizations to perform specialized services. The Trust retains Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 (the "Advisor") to manage the assets of each Fund. The Advisor, a Colorado corporation organized on April 1, 1997, is an independent management firm specializing exclusively in values-based investment management. The Advisor manages assets for corporations, endowments, foundations, institutional investors, individuals and limited partnerships. Jason D. Huntley and Daryl Conn are the controlling shareholders of the Advisor.

     The Advisor determines the securities to be held or sold by each Fund, and the portion of each

Fund's assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may establish. The investment decisions of the Funds are made by a committee of the Advisor, which is primarily responsible for the day-to-day management of each Fund's portfolio.

         The Shepard Values Market Neutral Fund is authorized to pay the Advisor a fee equal to an annual average rate of 2.25% of the Fund's average daily net assets. The Shepard Values Growth Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.75% of the Fund's average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor.

         The Funds retain AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Funds' business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of each Fund's average daily net assets up to fifty million dollars, 0.075% of each Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of each Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $20,000). The Funds retain Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Funds' shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Funds may purchase or employ. The Statement of Additional Information provides more information.

Short Sales. Each Fund may a sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

         In connection with its short sales, each Fund will be required to maintain a segregated account with the Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Growth Fund will limit its short sales so that no more than __% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.


Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Each Fund's investment in convertible securities will be limited to those of investment grade.

         Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely.

         Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts ("REITS") and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. A Fund will not acquire any direct ownership of real estate.

         Each Fund may invest up to 25% of its assets in foreign equity securities through the purchase of American Depository Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Options on Stocks. Each Fund may write covered call options, and purchase put options, on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying security sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

Options on Stock Indices. Each Fund may write covered call options, and purchase put options, on stock indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedging purposes. A stock index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." To cover the potential obligations involved in writing options, the Fund will either (a) hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the Custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. Successful use by a Fund of options on security indices will be subject to the Advisor's ability to predict correctly movement in the direction of the security market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the applicable Fund. The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. Neither Fund intends to purchase or sell securities for short term trading purposes. However, if the objectives of a Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the portfolio turnover rate of each Fund will not exceed 100% annually.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. Prior to the public offering of the Funds, ___________ purchased for investment all of the outstanding shares of each Fund and may be deemed to control each Fund.

         Each Fund acknowledges that it is solely responsible for the information or any lack of information about it in this joint Prospectus and in the joint Statement of Additional Information, and no other Fund is responsible therefor. There is a possibility that one Fund might be deemed liable for misstatements or omissions regarding another Fund in this Prospectus or in the joint Statement of Additional Information; however, the Funds deem this possibility slight.

         Shareholder inquiries should be made by telephone to 888-________, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.

                             PERFORMANCE INFORMATION

         Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's).

Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the NASDAQ Composite Index and the Dow Jones Industrial Average.

         The advertised performance data of each Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in each Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor
Cornerstone Capital Management, Inc.
6760 Corporate Drive, Suite 230
Colorado Springs, CO  80919

Administrator
AmriPrime Financial Services, Inc.
1793 Kingswood Drive, Suite 200
Southlake, Texas  76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Transfer Agent (all purchases and          Independent Auditors
all redemption requests)                   McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.                27955 Clemens Road
431 North Pennsylvania Street              Westlake, Ohio  44145
Indianapolis, Indiana  46204

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by a Fund. This Prospectus does not constitute an offer by any of the Funds to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS
                                                                            Page

                       Shepherd Values Market Neutral Fund
                           Shepherd Values Growth Fund

                       STATEMENT OF ADDITIONAL INFORMATION



                                                   --------------------

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Shepherd Values Market Neutral Fund and Shepherd Values Growth Fund dated ________________. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-
-----------------.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................1

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................8

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

DETERMINATION OF SHARE PRICE..................................................10

INVESTMENT PERFORMANCE........................................................11

CUSTODIAN.....................................................................12

TRANSFER AGENT................................................................12

ACCOUNTANTS...................................................................12

DISTRIBUTOR...................................................................12

DESCRIPTION OF THE TRUST

         The Shepherd Values Market Neutral Fund and the Shepherd Values Growth Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. American Depository Receipts (ADRs). ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         B. Option Transactions. The Funds may engage in option transactions involving individual stocks as well as stock indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Funds sell (write) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. When the Funds write options, they may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Funds may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

         The purchase and writing of options involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

         C. Real Estate Investment Trust. A real estate investment trust ("REIT") is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hydrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified.

These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons.This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).
         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. Neither Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than 331/3% of its total assets are outstanding.

         3. Margin Purchases. Neither Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. Neither Fund will purchase or sell puts, calls, options or straddles except as described in the Funds' Prospectus and Statement of Additional Information.

         5. Illiquid Investments. Neither Fund will invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         6. Loans of Portfolio Securities. Neither Fund will make loans of portfolio securities.

THE INVESTMENT ADVISOR

         The investment advisor to the Shepherd Values Growth Fund and Shepherd Values Market Neutral Fund is Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 (the "Advisor").

         Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% for the Shepherd Values Market Neutral Fund and 1.75% for the Shepherd Values Growth Fund of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name "Shepherd Values" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Shepherd Values" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
       Name, Age and Address          Position                           Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
*Kenneth D. Trumpfheller              President           President, Treasurer and Secretary of AmeriPrime Financial
Age:  40                              and Trustee         Services, Inc., the Fund's administrator, and AmeriPrime
1793 Kingswood Drive                                      Financial Securities, Inc., the Fund's distributor, since
Suite 200                                                 1994.  Prior to December, 1994, a senior client executive
Southlake, Texas  76092                                   with SEI Financial Services.


                                  -7-





-----------------------------------------------------------------------------------------------------------------------------------
                                      Secretary,
Age:                                  Treasurer
1793 Kingswood Drive
Suite 200
Southlake, Texas  76092
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                         Trustee             President of Chandler Engineering Company, L.L.C., oil and
Age:  41                                                  gas services company; various positions with Carbo Ceramics,
2001 Indianwood Avenue                                    Inc., oil field manufacturing/supply company, from 1984 to
Broken Arrow, OK  74012                                   1997, most recently Vice President of Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                   Trustee             Director, Vice President and Chief Investment Officer of
Age:  51                                                  Legacy Trust Company since 1992; President and Director of
600 Jefferson Street                                      Heritage Trust Company from 1994-1996; Vice President and
Suite 350                                                 Manager of Investments of Kanaly Trust Company from 1988
Houston, TX  77063                                        to 1992.
===================================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

=====================================================================================================
                                             Aggregate                   Total Compensation
                                            Compensation              from Trust (the Trust is
               Name                          from Trust                not in a Fund Complex)
-----------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                           0                               0
-----------------------------------------------------------------------------------------------------
Steve L. Cobb                                  $4,000                          $4,000
-----------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                            $4,000                          $4,000
=====================================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         [To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.]

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

        Where:   P        =     a hypothetical $1,000 initial investment
            T        =     average annual total return
            n        =     number of years
            ERV      =     ending redeemable value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Funds may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Funds' shares) as of the end of a specified period.

         Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Funds may use the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the

Funds' shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified Fund Services, Inc., provides the Funds with certain monthly reports, record-keeping and other management-related services.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

PROSPECTUS                                                ________________, 1999

                                 10K Smart Trust

                           5952 Royal Lane, Suite 270
                                Dallas, TX 85230

               For Information, Shareholder Services and Requests:
                                  (888)___-____


         The investment objective of the 10K Smart Trust (the "Fund") is to provide long term capital appreciation for its shareholders. The Fund's advisor, Monument Investments, Inc. seeks to achieve this objective by investing primarily in no-load mutual funds specializing in large capitalization value and growth stocks.

         The Fund is a unique way to give a gift to a child, grandchild, or other individual. You may not invest in the Fund. Rather, your gift, which is irrevocable, will be invested in the Fund by the 10K Smart Trust Trustee in accordance with a trust established under a "________ Agreement." The minimum initial gift requirement for the Fund is $10,000. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.





         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated ______________, 1999 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                 SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund, unlike most other mutual funds, does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, expenses incurred pursuant to the Fund's 12b-1 Distribution Plan and extraordinary expenses. [Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.]

         Shareholder Transaction Expenses

         Sales Load Imposed on Purchases                                   1.00%
         Sales Load Imposed on Reinvested Dividends..........               NONE
         Deferred Sales Load............................................... NONE
         Redemption Fees................................................... NONE
         Exchange Fees......................................................NONE

         Annual Fund Operating Expenses (as a percentage of average net assets)1

         Management Fees..................................... 1.25%
         12b-1 Fees..................................1.00%...
         Other Expenses2.............................0.00%...
         Total Operating Expenses............................ 2.25%

         1 The Fund's total operating expenses are equal to the management fee paid to the Advisor plus the 12b-1 Fees because the Advisor pays all of the Fund's operating expenses (except as described above).

         2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .01% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. To the extent that the Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such other funds, in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. These expenses will be borne by the Fund, and are not included in the expenses reflected in the table or example above. See "Investment Objectives and Policies."

Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:
                                            1 Year            3 Years
                                            ------            -------
                                             $--                $--

                                                         THE FUND

         The 10K Smart Trust (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust ("AmeriPrime") on __________, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Monument Investments, Inc. (the "Advisor").

         An Investment in the Fund is a unique way to give a gift to a child or any individual. You cannot establish or make investments in a Fund account for yourself or your spouse, nor can a Fund account be established that designates anyone other than an individual (such as a corporation, partnership or other profit or nonprofit organization) as a beneficiary. The minimum initial gift in the Fund is $10,000.

         The shares in a Fund account are held in trust by an independent trustee until the maturity date you wish, but must be at least 10 years from the time you make the first gift in the Fund or until the recipient reaches the age of majority, whichever is later. The recipient will then receive the shares in the account. The gift is irrevocable. Before the maturity date you specify, neither you nor the beneficiary may amend the terms of the trust in any way. After the maturity of the account, the beneficiary may continue to own the Fund shares but, except for reinvestment of distributions, may not make additional Fund investments.

         [Each Fund account for which a tax return is filed will be charged a $10 fee to help off-set a portion of the cost of preparing such return. Additionally, each maturing Fund account will be charged a $100 administrative fee to help cover the costs incurred by the Trustee as a result of the Fund reaching maturity.]

     The tax laws applicable to trusts in general are quite complex. You should consider consulting your tax advisor or attorney before opening a Fund account. See "Taxes".

                                             INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to provide long term capital appreciation for its shareholders. The Advisor seeks to achieve this objective by investing primarily in no-load mutual funds specializing in large capitalization value and growth stocks. The Advisor selects the mutual funds which the Adviser believes offer above average prospects for appreciation.

         The Fund intends to invest principally in other mutual funds, and may invest up to 25% of its assets in any one mutual fund, and up to 100% of its assets in other mutual funds in general. The Fund may not invest in more than 3% of the total outstanding voting securities of any one mutual fund. The foregoing limitations are not applicable to investment company securities acquired as part of a merger, consolidation, reorganization or other acquisition.

         The Fund believes that investing in other mutual funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing in individual securities. The Fund will normally invest only in other mutual funds that do not impose up-front sales loads or deferred sales loads or redemption fees. If the Fund invests in a mutual fund that normally charges a sales load, it will use available sales load waivers and quantity discounts to eliminate the sales load. However, the Fund may invest in mutual funds that have 12b-1 plans or shareholder services plans which permit the funds to pay certain distribution and other expenses from fund assets. To the extent that the Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. [In addition, to the extent that the Fund invests in other mutual funds, the Fund's shareholders may receive capital gains distributions to a greater extent than if the shareholder owned the underlying mutual funds directly.]

         The Fund will invest only in other mutual funds that have an investment objective similar to the Fund's, or that otherwise are a permitted investments under the Fund's investment policies described herein. Nevertheless, the mutual funds purchased by the Fund likely will have certain investment policies, and use certain investment practices that are different from those of the Fund and not described herein. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk. The Fund is independent from any of the other mutual funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those funds. If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. However, a mutual fund is not required to redeem any of its shares owned by another mutual fund in an amount exceeding 1% of the underlying fund's shares during any period of less than 30 days. As a result, to the extent that the Fund owns more than 1% of another mutual fund's shares, the Fund may not be able to liquidate those shares in the event of adverse market conditions or other considerations.

         Also, the investment advisers of the mutual funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one fund may be purchasing securities of the same issuer whose securities are being sold by another fund, with the result that the Fund would incur an indirect expense without any corresponding investment or economic benefit.

         While the Fund intends to invest primarily in equity mutual funds, the Fund may also invest directly in equity securities. For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. Government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                                                 HOW TO INVEST IN THE FUND

         The Fund is sold on a continuous basis, subject to a minimum initial gift of $10,000 and minimum subsequent investments of $5,000. [These minimums may be waived by the Advisor for accounts participating in an automatic investment program.] To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

         Shares of the Fund are purchased at the public offering price which is equal to the next determined net asset value per share plus a sales load. The slaes load is equal to 1.0% of the public pffering price (1.01% of the net amount invested). The entire sales load is paid to the dealer or record. Under certain circumstances, AmeriPrime Financial Securities, Inc., the Fund's distributor (the "Distributor"), may change the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Acto of 1933. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all gifts in accounts with no designated dealer of record.

         Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Distributor by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Distributor by 5:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received after 4:00 p.m. and others received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

Initial Purchase

         By Mail - You may open an account and make an initial gift through securities dealers having a sales agreement with the Distributor. You may also make a direct initial gift by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                                           Overnight:
10K Smart Trust            10K Smart Trust
c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
P.O. Box 6110                               431 North Pennsylvania Street
Indianapolis, Indiana  46204-6110           Indianapolis, Indiana  46204

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call Unified Fund Services, Inc. (the "Transfer Agent") at 888-___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn: Monument Investment Credit Trust
                  D.D.A. #___________
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to Star Bank, N.A. (the "Custodian") at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.

Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) through your securities dealer or directly from the Fund, by mail, wire, [or automatic investment]. If your securities dealer received a concession for selling shares of the Fund to you, such dealer will receive additional concessions described above with respect to additional investments. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s). Checks should be made payable to 10K Smart Trust and should be sent to the address listed above. A bank wire should be sent as outlined above.

[Reduced Sales Load

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of the Fund with the amount of your current purchases in order to take advance of the reduced sales load set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $______. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.]

[Purchases at Net Asset Value

         You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Fund for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         Purchases may be effected at net asset value for the benefit of the clients of brokers-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs. In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Distributor, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Trustees, directors, officers and employees of the Trust, the Adviser or the Distributor, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.]

[Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $__ or more from your bank checking account. You may change the amount of your monthly purchase at any time.]

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                                                   HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Prior to maturity of a Fund account, redemptions are allowed only by the Trustee, who is authorized by the Trust Agreement to make redemptions for the purpose of paying applicable fees, expenses and taxes of the Fund account. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                  10K Smart Trust
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 888___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at 888 ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                                                  SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of AmeriPrime.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                                DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                                           TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         If the beneficiary of a matured trust has not complied with certain provisions of the Internal Revenue Code and Regulations, the Fund is are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require the beneficiary of a matured trust to certify that the Social Security number or tax identification number provided is correct and that he/she is not subject to 31% withholding for previous under-reporting to the IRS. The beneficiary of a matured trust will be asked to make the appropriate certification upon maturity of the trust. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account. Redemption of Fund shares will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months.

         [Because it is a gift of a future interest, an investment in the Fund does not qualify for the annual gift tax exclusion of $10,000 (indexed for inflation after 1998). If you open a Fund account, you must file a United States Gift Tax Return. If you make additional investments in subsequent years, a Gift Tax Return must be filed for each year's gift. No gift tax is payable until your cumulative lifetime gifts exceed the exemption equivalent of $625,000 (beginning in 1998 and increasing to $1 million in 2006). Each gift is applied against the exemption equivalent that would otherwise be available in the future.]

         The income of a Fund account is exempt from federal income tax until it exceeds $100. The Trustee of the trust files federal and state income tax returns and pays the income tax out of the assets of the trust. A $10 fee will be charged against a Fund account in each year that the Trustee files at tax return on behalf of such account. [The distribution to the beneficiary at the maturity of a Fund account established before March 1, 1984 may be subject to the throwback rules under Internal Revenue Code. The throwback rules may create additional tax liability for a beneficiary who is age 21 or older at the time the account matures]. More than one trust for the same beneficiary may be subject to the provisions of the Internal Revenue Code with respect to multiple trusts. [Distributions to beneficiaries of a Fund account established after March 1, 1984 are not subject to the throwback rules.]

         The tax laws applicable to trusts in general are quite complex. You should consult your tax advisor or attorney before opening a Fund account.

                                                   OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains the Advisor to manage the assets of the Fund. The Advisor determines the securities to be held or sold by the Fund, and the portion of the Fund's assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may establish.

         Jay Paul Hamilton, President and controlling shareholder of the Advisor, is responsible for the day-to-day management of the Fund. Mr. Hamilton founded the Advisor in 1996, and as of December 1, 1998 manages approximately $31 million. From 1984 to 1996, he was a portfolio manager with the Texas Trust Department.

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.25% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees, expenses incurred pursuant to the Fund's 12b-1 Distribution Plan and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. AmeriPrime retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of AmeriPrime. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                                               RULE 12b-1 DISTRIBUTION PLAN

         A plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for the Fund. The plan provides that the Fund may engage in any activity related to the distribution of its shares. These activities may include, among others: (a) payments to securities dealers and others that are engaged in the sale of shares, or that may be advising shareholders regarding the purchase, sale or retention of shares; (b) payments to securities dealers and others that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Trust's transfer agent; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders; and (e) costs of formulating and implementing marketing and promotional activities. Payments to a securities dealer or other entity generally will be based on a percentage of the value of Fund shares held by clients of the entity. The plan provides that the Fund will pay a 12b-1 fee at an annual rate of 1.00% of the Fund's average net assets (1/12 of 1.00% monthly) [to the Advisor] for its distribution related services and expenses and to compensate the Advisor for fees paid to the selling broker-dealers. Of this amount, 0.75% is an asset based sales charge and 0.25% is a service fee. Under the plan, the Advisor bears all distribution expenses of the Fund in excess of the 12b-1 fees. The fees received by the Advisor for any class of shares during any year may be more or less than its costs for distribution related services provided to the class of shares. See "12b-1 Plan of Distribution" in the Statement of Additional Information.

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

     This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ. The Statement of Additional Information provides more information.
         Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible stocks and bonds are securities that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund may not directly invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The Advisor will limit the Fund's investment in convertible securities to those rated A or better by Moodys Investors Service, Inc. or Standard & Poors Rating Group or, if unrated, of comparable quality in the opinion of the Advisor.

         The Fund may invest up to 20% of its net assets in foreign equity securities by purchasing American Depository Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.



         Investments in equity securities whether directly or through another mutual fund, are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.



         Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government or agency obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government or agency obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.



                                                    GENERAL INFORMATION



         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objective of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the portfolio turnover rate of the Fund will not exceed [100%] annually.



         Shareholder Rights. Any Trustee of AmeriPrime may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of AmeriPrime. AmeriPrime does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, __________________ purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.



         Shareholder inquiries should be made by telephone to 800-___-____, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.



                                                  PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.



         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.



         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.



Investment Advisor                       Administrator

Monument Investments, Inc.               AmeriPrime Financial Services, Inc.

5952 Royal Lane, Suite 270               1793 Kingswood Drive, Suite 200

Dallas, TX  85230                        Southlake, Texas  76092



Custodian                                Distributor

Star Bank, N.A.                          AmeriPrime Financial Securities, Inc.

425 Walnut Street, M.L. 6118             1793 Kingswood Drive, Suite 200

Cincinnati, Ohio  45202                  Southlake, Texas  76092



Transfer Agent (all purchases and        Independent Auditors

all redemption requests)                 McCurdy & Associates, Inc.

Unified Fund Services, Inc.              27955 Clemens Road

431 North Pennsylvania Street            Westlake, Ohio 44145

Indianapolis, Indiana  46204





No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

TABLE OF CONTENTS

                                                                            Page





SUMMARY OF FUND EXPENSES



THE FUND



INVESTMENT OBJECTIVE AND STRATEGIES



HOW TO INVEST IN THE FUND



HOW TO REDEEM SHARES



SHARE PRICE CALCULATION



DIVIDENDS AND DISTRIBUTIONS



TAXES



OPERATION OF THE FUND



INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS



GENERAL INFORMATION

                                 10K SMART TRUST

                       STATEMENT OF ADDITIONAL INFORMATION



                                           -----------------------------

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of 10K Smart Trust dated ________________. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-___________.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................1

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................8

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

DETERMINATION OF SHARE PRICE..................................................10

INVESTMENT PERFORMANCE........................................................11

CUSTODIAN.....................................................................12

TRANSFER AGENT................................................................12

ACCOUNTANTS...................................................................12

DISTRIBUTOR...................................................................12

ADMINISTRATOR.................................................................12

DESCRIPTION OF THE TRUST

         The 10K Smart Trust (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons.This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not engage in borrowing.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles.

         6. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

THE INVESTMENT ADVISOR

     The Fund's investment advisor is Monument Investments, Inc. (the "Advisor"). Jay Paul Hamilton may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.
         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name 10K Smart Trust in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name 10K Smart Trust automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==========================================================================================================================
         Name, Age and Address                 Position                      Principal Occupations During
                                                                                     Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller                 President            President, Treasurer and Secretary of
Age:  40                                  and Trustee          AmeriPrime Financial Services, Inc., the
1793 Kingswood Drive                                           Fund's administrator, and AmeriPrime
Suite 200                                                      Financial Securities, Inc., the Fund's
Southlake, Texas  76092                                        distributor, since 1994.  Prior to December,
                                                               1994,   a  senior
                                                               client  executive
                                                               with          SEI
                                                               Financial
                                                               Services.
--------------------------------------------------------------------------------------------------------------------------
                                          Secretary,           Secretary, Treasurer and Chief Financial
Age:                                      Treasurer            Officer of AmeriPrime Financial Services,
1793 Kingswood Drive                                           Inc. and AmeriPrime Financial Securities,
Suite 200                                                      Inc.
Southlake, Texas  76092
--------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                             Trustee              President of Chandler Engineering
Age:  41                                                       Company, L.L.C., oil and gas services
2001 Indianwood Avenue                                         company; various positions with Carbo
Broken Arrow, OK  74012                                        Ceramics, Inc., oil field manufacturing/
                                                               supply   company,
                                                               from    1984   to
                                                               1997,        most
                                                               recently     Vice
                                                               President      of
                                                               Marketing.


                                                     - 6 -





--------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                       Trustee              Director, Vice President and Chief
Age:  51                                                       Investment Officer of Legacy Trust
600 Jefferson Street                                           Company since 1992; President and
Suite 350                                                      Director of Heritage Trust Company from
Houston, TX  77063                                             1994-1996.
==========================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

===============================================================================================================
                Name                             Aggregate                      Total Compensation
                                               Compensation                  from Trust (the Trust is
                                                from Trust                    not in a Fund Complex)
---------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                              0                                   0
---------------------------------------------------------------------------------------------------------------
Steve L. Cobb                                     $4,000                              $4,000
---------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                               $4,000                              $4,000
===============================================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the

Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         [To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.]

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

   Where:   P        =     a hypothetical $1,000 initial investment
            T        =     average annual total return
            n        =     number of years
            ERV      =     ending redeemable value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset
                                                     - 8 -
     value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Fund may also provide nonstandardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each Unified shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with certain monthly reports, record-keeping and other management-related services.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor
                                                     - 10 -
is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

                                AmeriPrime Funds


PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements.


                   The following will be supplied in a subsequent Post-Effective
                  Amendment:

                            Part A:

                           Financial Highlights of Carl Domino Equity Income Fund, AIT Vision U.S. Equity Portfolio, GLOBALT Growth Fund, The NewCap Contrarian Fund, IMS Capital Value Fund, Corbin Small-Cap Value Fund, Florida Street Bond Fund, Florida Street Growth Fund, Marathon Value Fund, AAM Equity Fund and Fountainhead Special Value Fund for the period ended October 31, 1998 are included in their respective Prospectus.

                           Part B:

                           Financial Statements, comprised of the following items, of Carl Domino Equity Income Fund, AIT Vision U.S. Equity Portfolio, GLOBALT Growth Fund, The NewCap Contrarian Fund, IMS Capital Value Fund, Corbin Small-Cap Value Fund, Florida Street Bond Fund, Florida Street Growth Fund, Marathon Value Fund, AAM Equity Fund and Fountainhead Special Value Fund are incorporated in their respective Statement of Additional Information by reference to their respective Annual Report to Shareholders:

                           Report of Independent Accountants.
                           Schedule of Investments, October 31, 1998.
                          Statement of Assets and Liabilities, October 31, 1998.
                  Statement of Operations for the period ended October 31, 1998.
                           Statement of changes in Net Assets for the period ended October 31, 1998. Financial Highlights for the period ended October 31, 1998.
                           Notes to Financial Statements.


  (b)      Exhibits
  (1)      (i)  Copy of Registrant's Declaration of Trust, which was filed as an
              Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

        (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                                    (iii)   Copy   of   Amendment   No.   2   to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.    1,   is   hereby
                                            incorporated by reference.

                                    (iv)    Copy   of   Amendment   No.   3   to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.    4,   is   hereby
                                            incorporated by reference.

                                    (v)     Copy   of   Amendment   No.   4   to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.    4,   is   hereby
                                            incorporated by reference.

                                    (vi)    Copy   of   Amendment   No.   5  and
                                            Amendment  No.  6  to   Registrant's
                                            Declaration  of  Trust,  which  were
                                            filed as an Exhibit to  Registrant's
                                            Post-Effective  Amendment No. 8, are
                                            hereby incorporated by reference.

     (viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.
             11, is hereby incorporated by reference.

                                    (ix)    Copy   of   Amendment   No.   8   to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   12,   is   hereby
                                            incorporated by reference.

                                    (x)     Copy   of   Amendment   No.   9   to
                                            Registrant's  Declaration  of  Trust
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   15,   is   hereby
                                            incorporated by reference.

                                    (xi)    Copy   of   Amendment   No.   10  to
                                            Registrant's      Declaration     of
                                            Trust,which  was filed as an Exhibit
                                            to    Registrant's    Post-Effective
                                            Amendment    No.   16,   is   hereby
                                            incorporated by reference.

                                    (xii)   Copy   of   Amendment   No.   11  to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   17,   is   hereby
                                            incorporated by reference.

                           (2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                           (3)      Voting Trust Agreements - None.

                           (4)      Specimen of Share Certificates - None.

                           (5) (i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                                    (ii)    Copy  of   Registrant's   Management
                                            Agreement  with  Jenswold,   King  &
                                            Associates,  Adviser to Fountainhead
                                            Special Value Fund,  which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.

                                    (iii)   Copy  of   Registrant's   Management
                                            Agreement  with Advanced  Investment
                                            Technology,  Inc.,  Adviser  to  AIT
                                            Vision U.S. Equity Portfolio,  which
                                            was   filed   as   an   Exhibit   to
                                            Registrant's          Post-Effective
                                            Amendment    No.   11,   is   hereby
                                            incorporated by reference.

                                    (iv)    Copy  of   Registrant's   Management
                                            Agreement   with   GLOBALT,    Inc.,
                                            Adviser  to  GLOBALT   Growth  Fund,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   11,   is   hereby
                                            incorporated
                                            by reference.

                                    (v)     Copy  of   Registrant's   Management
                                            Agreement  with  Newport  Investment
                                            Advisors, Inc., Adviser to the MAXIM
                                            Contrarian  Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 2, is
                                            hereby incorporated by reference.

                                    (vi)    Copy  of   Registrant's   Management
                                            Agreement     with    IMS    Capital
                                            Management, Inc., Adviser to the IMS
                                            Capital Value Fund,  which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment  No. 2, is
                                            hereby incorporated by reference.

                                    (vii)   Copy  of   Registrant's   Management
                                            Agreement     with      Commonwealth
                                            Advisors,  Inc.,  Adviser to Florida
                                            Street Bond Fund and Florida  Street
                                            Growth  Fund,  which was filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.

                                    (viii)  Copy  of   Registrant's   Management
                                            Agreement  with  Corbin  &  Company,
                                            Adviser  to Corbin  Small-Cap  Fund,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.    8,   is   hereby
                                            incorporated by reference.

                                    (ix)    Copy   of   Registrant's    proposed
                                            Management   Agreement   with  Vuong
                                            Asset   Management   Company,   LLC,
                                            Adviser to MAI Enhanced  Index Fund,
                                            MAI  Growth  &  Income   Fund,   MAI
                                            Aggressive    Growth    Fund,    MAI
                                            High-Yield  Income Fund, MAI Capital
                                            Appreciation  Fund  and  MAI  Global
                                            Equity  Fund  (the  "MAI  Family  of
                                            Funds"),   which  was  filed  as  an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 12, is
                                            hereby incorporated by reference.

                                    (x)     Copy   of   Registrant's    proposed
                                            Management    Agreement   with   CWH
                                            Associates,    Inc.,    Advisor   to
                                            Worthington  Theme  Fund,  which was
                                            filed as an Exhibit to  Registrant's
                                            Post-Effective  Amendment No. 10, is
                                            hereby incorporated by reference.

                                    (xi)    Copy  of   Registrant's   Management
                                            Agreement     with    Burroughs    &
                                            Hutchinson,  Inc.,  Advisor  to  the
                                            Marathon Value Fund, which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment No. 15, is
                                            hereby incorporated by reference.

                                    (xii)   Copy   of   Registrant's    proposed
                                            Management Agreement with The Jumper
                                            Group,  Inc.,  Adviser to the Jumper
                                            Strategic  Reserve  Fund,  which was
                                            filed as an Exhibit to  Registrant's
                                            Post-Effective  Amendment No. 13, is
                                            hereby incorporated by reference.

                                    (xiii)  Copy  of   Registrant's   Management
                                            Agreement  with  Appalachian   Asset
                                            Management, Inc., Advisor to the AAM
                                            Equity  Fund,  which was filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 17, is
                                            hereby incorporated by reference.

                                    (xiv)   Copy   of   Registrant's    proposed
                                            Management  Agreement  with  Paul B.
                                            Martin,  Jr.  d/b/a  Martin  Capital
                                            Advisors,   Advisor  to  the  Austin
                                            Opportunity Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment No. 17, is
                                            hereby incorporated by reference.

                                    (xv)    Copy   of   Registrant's    proposed
                                            Management  Agreement  with  Paul B.
                                            Martin,  Jr.  d/b/a  Martin  Capital
                                            Advisors,   Advisor   to  the  Texas
                                            Opportunity Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment No. 17, is
                                            hereby incorporated by reference.

                                    (xvi)   Copy   of   Registrant's    proposed
                                            Management  Agreement  with  Paul B.
                                            Martin,  Jr.  d/b/a  Martin  Capital
                                            Advisors,   Advisor   to  the   U.S.
                                            Opportunity Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment No. 17, is
                                            hereby incorporated by reference.


                                    (xvii)  Copy   of   Registrant's    Proposed
                                            Management  Agreement  with  Gamble,
                                            Jones, Morphy & Bent, Advisor to the
                                            GJMB Growth Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No.18, is
                                            hereby incorporated by reference.

                                    (xviii) Copy   of   Registrant's    Proposed
                                            Management       Agreement      with
                                            Cornerstone  Investment  Management,
                                            Advisor to the  Cornerstone MVP Fund
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment     No.18,    is    hereby
                                            incorporated by reference.

                                    (xix)   Copy   of   Registrant's    Proposed
                                            Management   Agreement   with   Carl
                                            Domino Associates,  L.P., Advisor to
                                            the Carl  Domino  Growth  Fund which
                                            was   filed   as   an   Exhibit   to
                                            Registrant's          Post-Effective
                                            Amendment     No.18,    is    hereby
                                            incorporated by reference.

                                    (xx)    Copy   of   Registrant's    Proposed
                                            Management   Agreement   with   Carl
                                            Domino Associates,  L.P., Advisor to
                                            the Carl Domino Global Equity Income
                                            Fund  which was filed as an  Exhibit
                                            to    Registrant's    Post-Effective
                                            Amendment     No.18,    is    hereby
                                            incorporated by reference.

                                    (xxi)   Copy   of   Registrant's    Proposed
                                            Management   Agreement  with  Dobson
                                            Capital Management, Inc,. Advisor to
                                            the Dobson  Covered  Call  Fund,  is
                                            filed herewith.

                                    (xxii)  Copy   of   Registrant's    Proposed
                                            Management   Agreement  with  Auxier
                                            Investment Management,  LLC, Advisor
                                            to the Auxier  Equity Fund, is filed
                                            herewith.

                                    (xxiii) Copy   of   Registrant's    Proposed
                                            Management       Agreement      with
                                            Cornerstone    Capital   Management,
                                            Inc., Advisor to the Shepherd Values
                                            Market   Neutral   Fund,   is  filed
                                            herewith.

            (xxiv) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Growth Fund, is filed herewith.

                                    (xxv)   Copy   of   Registrant's    Proposed
                                            Management  Agreement  with Monument
                                            Investments,  Inc.,  Advisor  to the
                                            10K Smart Trust, is filed herewith.


                           (6) (i) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities,
                                            Inc.,  which was filed as an Exhibit
                                            to    Registrant's    Post-Effective
                                            Amendment No. 8, is hereby
                                            incorporated by reference.

                                    (ii)    Copy   of   Registrant's    proposed
                                            Underwriting      Agreement     with
                                            AmeriPrime   Financial   Securities,
                                            Inc. and OMNI Financial Group,  LLC,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   12,   is   hereby
                                            incorporated by reference.

                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

                           (8) (i) Copy of Registrant's Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to
                                            Registrant's          Post-Effective
                                            Amendment    No.   11,   is   hereby
                                            incorporated by reference.

                                    (ii)    Copy of  Registrant's  Appendix B to
                                            the  Agreement  with the  Custodian,
                                            Star Bank,  N.A., which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.

                           (9) Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial
                                    Services,   Inc.,  which  was  filed  as  an
                                    Exhibit   to   Registrant's   Post-Effective
                                    Amendment No. 11, is hereby incorporated by reference.

                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.


                           (11) Consent of Accountant is filed herewith.


                      (12)     Financial Statements Omitted from Item 23 - None.

                           (13) Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

        (14)     Model Plan used in Establishment of any Retirement Plan - None.

                           (15) (i) Copy of Registrant's Rule 12b-1 Distribution Plan for The MAXIM Contrarian Fund (now the NewCap Contrarian Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

                                    (ii)    Form  of  Registrant's   Rule  12b-1
                                            Service Agreement which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 1, is
                                            hereby incorporated by reference.

                                    (iii)   Copy  of  Registrant's   Rule  12b-1
                                            Distribution  Plan  for  the  Austin
                                            Opportunity Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment No. 17, is
                                            hereby incorporated by reference.

                                    (iv)    Copy  of  Registrant's   Rule  12b-1
                                            Distribution   Plan  for  the  Texas
                                            Opportunity Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment No. 17, is
                                            hereby incorporated by reference.

                                    (v)     Copy  of  Registrant's   Rule  12b-1
                                            Distribution   Plan   for  the  U.S.
                                            Opportunity Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment No. 17, is
                                            hereby incorporated by reference.


                                    (vi)    Copy of  Registrant's  Proposed Rule
                                            12b-1  Distribution Plan for the 10K
                                            Smart Trust is filed herewith.


 (16) Schedules for Computation of Each Performance Quotation, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, are hereby incorporated by reference.

                           (17)     Financial Data Schedule - None.

 (18 Rule 18f-3 Plan for the Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

                           (19) (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 5, are
                                            hereby incorporated by reference.

     (ii) Powers of Attorney for Trustees and Officers which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

                                    (iii)   Power of Attorney for the  Treasurer
                                            of the Trust,  which was filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby
                                            incorporated by reference.


Item 25.     Persons Controlled by or Under Common Control with the Registrant
--------     -----------------------------------------------------------------
                (As of November 18, 1998)

                  The Carl Domino Associates, L.P., Profit Sharing Trust may be deemed to control the Carl Domino Equity Income Fund; U.S. Trust Company of Florida, as Trustee of the Killian Charitable Remainder Unitrust, may be deemed to control the AIT Vision U.S. Equity Portfolio; and Cheryl and Kenneth Holeski may be deemed to control The NewCap Contrarian Fund, as a result of their respective beneficial ownership of those Funds; _____________ may be deemed to control the Jumper Strategic Reserve Fund.

Item 26.          Number of Holders of Securities (as of November 18, 1998)
--------          -------------------------------------------------------------

      Title of Class                                    Number of Record Holders


Carl Domino Equity Income Fund (Investor Class)                            168
Carl Domino Equity Income Fund (Class A Shares)                          0
Carl Domino Growth Fund                                                  0
Carl Domino               Global Equity Income Fund                      0
Fountainhead Special Value Fund                                    129
AIT Vision U.S. Equity Portfolio                                  27
GLOBALT Growth Fund                                                        85
NewCap Contrarian Fund                                                     23
IMS Capital Value Fund                                            368
Florida Street Bond Fund                                          17
Florida Street Growth Fund                                        13
Corbin Small-Cap Value Fund                           90
MAI Enhanced Equity Benchmark Fund                              0
MAI Enhanced Growth and Income Fund                             0
MAI Enhanced Aggressive Growth Fund                     0
MAI Enhanced Income Fund                                                 0
MAI Enhanced Capital Appreciation Fund                 0
MAI Enhanced Global Fund                                                 0
Worthington Theme Fund                                                   0
Marathon Value Fund                                                        35
Jumper Strategic Reserve Fund                            1
AAM Equity Fund                                                            19
Austin Opportunity Fund                                                  0
Texas Opportunity Fund                                                   0
U.S. Opportunity Fund                                                    0
GJMB Growth Fund                                                         0
Cornerstone MVP Fund                                                     0
Dobson Covered Call Fund                                                 0
Auxier Equity Fund                                                       0
Shepherd Values Market Neutral Fund                                      0
Shepherd Values Growth Fund                                              0
10K Smart Trust                                                          0


Item 27.          Indemnification

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                            Section   6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been
                                    involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                                            Section 6.5  Advances  of  Expenses.
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

                  A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino Global Equity Income Fund, is a registered investment adviser.


                           (1) CDA has engaged in no other  business  during the
past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.


                                    (a)



Lawrence Katz, a partner in CDA, is an orthopedic surgeon in private practice.

                                    (b)     Saltzman Partners, a partner in CDA,
                                            is  a   limited   partnership   that
                                            invests in companies and businesses.

      (c) Cango Inversiones, SA, a partner in CDA, is a foreign business entity that invests in U.S. companies and businesses.

                  B. King Investment Advisors Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 (" King"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

                           (1) King has engaged in no other business  during the
past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of King during the past two years.

                                    (a) John  Servis,  a director of King,  is a
licensed real estate broker.


                  C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.

                           (1) AIT has engaged in no other  business  during the
past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.


                                    (a)     Dean S. Barr,  director  and the CEO
                                            of  AIT,   has  been  the   managing
                                            director , head of research at State
                                            Street  Global  Advisors  in Boston,
                                            Massachasetts since October 1997.

                                    (b)     Nicholas Lopardo, a director of AIT,
                                            is  the  Investment  Advisor  CEO of
                                            State   Street  Bank  and  Trust  in
                                            Boston, Massachusetts.

                                    (c)

Raymond L. Killian, a director of AIT, is the Chairman of the Board of Investment Technology Group, Inc., 900 3rd Avenue, New York, New York.

                                    (d)     Marc Simmons,  a director of AIT, is
                                            a principal of State  Street  Global
                                            Advisors.

                                    (e)     Alan  Brown,  a director  of AIT, is
                                            the  CEO  of  State  Street   Global
                                            Advisors,  28 King  Street,  London,
                                            England.

                                    (f)     John Snow, a director of AIT, is the
                                            managing  director  of State  Street
                                            Global Advisors.


                  D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

                           (1) GLOBALT has engaged in no other  business  during
the past two fiscal years.


                           (2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

                                    (a)     Gregory S.  Paulette,  an officer of
                                            GLOBALT, is the president of GLOBALT
                                            Capital  Management,  a division  of
                                            GLOBALT.

                  E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The MAXIM Contrarian Fund, is a registered investment adviser.

                           (1) Newport has engaged in no other  business  during
the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.

                                    (a)     Kenneth   Holeski,    president   of
                                            Newport,  is the vice  president  of
                                            Newport Evaluation Services, Inc., a
                                            fiduciary   consulting  business  at
                                            20600  Chagrin   Boulevard,   Shaker
                                            Heights,    Ohio   44122,    and   a
                                            registered   representative  of  WRP
                                            Investments,   Inc.,   4407  Belmont
                                            Avenue,  Youngstown,  Ohio 44505,  a
                                            registered broker/dealer.

                                    (b)     Donn M. Goodman,  vice  president of
                                            Newport, is the president of Newport
                                            Evaluation Services, Inc.

                  F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

                           (1) IMS has engaged in no other  business  during the
past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

                  G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

                           (1)      CommonWealth   has   engaged   in  no  other
                                    business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

     (a) Walter A. Morales, President/Chief Investment Officer of CommonWealth was the Director of an insurance/broadcasting corporation, Guaranty Corporation, 929 Government Street, Baton Rouge, Louisiana 70802 from August 1994 to February 1996. From September 1994 through the present, a registered representative of a Broker/Dealer company, Securities Service Network, 2225 Peters Road, Knoxville, Tennessee 37923. Beginning August 1995 through the present, an instructor at the University of Southwestern Louisiana in Lafayette, Louisiana.

                  H. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

                           (1) Corbin has  engaged in no other  business  during
the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

                  I. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.

         (1) VAMCO has engaged in no other business during the past two fiscal years.

         (2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

                  (a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of

                           Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and
                           President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and from August, 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.

                  (b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.




         J. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

                  (1) CWH has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.

                           Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

         K. Burroughs & Hutchinson, Inc., 702 West Idaho Street, Suite 810, Boise, Idaho ("B&H"), advisor to Marathon Value Fund, is a registered investment adviser.

                  (1) B&H has engaged in no other business during the past two fiscal years.


                  (2) The following list sets forth other substantial business activities of the directors and officers of B&H during the past two years



         L.       The  Jumper   Group,   Inc.,  1  Union   Square,   Suite  505,
                  Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Reserve Fund, is a registered investment advisor.

                  (1) Jumper has engaged in no other business during the past two fiscal years.

                  (2)      The  following  list  set  forth  other   substantial
                           business activities of the directors and officers of Jumper during the past two years - None.

         M. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), advisor to AAM Equity Fund, is a registered investment advisor.

                  (1) AAM has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of AAM during the past two years - None.

         N. Paul B. Martin, Jr. d/b/a Martin Capital Advisors, 812 San Antonio, Suite G14, Austin, TX 78701 ("Martin"), advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

                  (1) Martin has engaged in no other business during the past two fiscal years.

         O.       Gamble,   Jones,  Morphy  &  Bent,  Inc.,  301  East  Colorado
                  Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

                  (1) GJMB has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

         P.       Cornerstone  Investment  Management,   L.L.C.  132  West  Main
                  Street, Aspen, Colorado 81611 ("Cornerstone"), Advisor to the Cornerstone MVP Fund, is a registered investment advisor.

                  (1) Cornerstone has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of Cornerstone during the past two years:


    Christopher Shawn Ryan, managing member of Cornerstone, was  Vice President-

Portfolio Manager at NationsBank in Dallas, Texas from January 1994 to October 1997.


         Q. Dobson Capital Management, Inc., 1422 Van Ness Street., Santa Ana, CA 92707 ("Dobson"), Advisor to the Dobson Covered Call Fund, is a registered investment advisor.

                  (1) Dobson has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of Dobson during the past two years: [to be supplied]
         R. Auxier Investment, Inc., LLC, 25628 N.E. Glass Road, Oregon, OR 97002 ("Auxier"), Advisor to the Auxier Equity Fund, is registered investment advisor.

                  (1) Auxier has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of Auxier during the past two years: [to be supplied]
         S. Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 ("CCM"), Adviser to the Shepherd Value Market Fund and the Shepherd Value Growth Fund, is a registered investment advisor.

                  (1) CCM has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of CCM during the past two years: [to be supplied]

         T. Monument Investments, Inc., 5952 Royal Lane, Suite 270, Dallas, TX 85230 ("Monument"), Advisor to the 10K Smart Trust, is a registered investment advisor.

                  (1) Monument has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of Monument during the past two years:

     Gerald R. James, Jr. a director of Monument, has been a Vice President/Bank Manager at First State Bank of North Texas in Dallas, Texas since February 1998. From February 1996 to February 1998, Mr. James served as Vice President of Fidelity Bank in Dallas, Texas.

                           Robert W. Manry, a director of Monument,  has been an
                           Account   Executive  at  Global  Dallas  (a  trucking
                           company) in Irving, Texas since 1987.


Item 29.          Principal Underwriters

                  A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.

                  B. Omni Financial Group, LLC ("OMNI") acts as co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each of whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, and they hold no offices or position with the Registrant.

Item 30.          Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake,
                  Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or
                  transfer and shareholder service agents, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 and Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.

Item 31.          Management Services Not Discussed in Parts A or B

                  None.

Item 32.          Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest applicable annual report to shareholders, upon request and without charge.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 30th day of November, 1998.



                                                           AmeriPrime Funds


                                                                       By:
                                                         Donald S. Mendelsohn,
                                                         Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee                                   By:
                                                        Donald S. Mendelsohn,
Julie A. Feleo, Treasurer                               Attorney-in-Fact


Steve L. Cobb, Trustee                                        November 30, 1998


Gary E. Hippenstiel, Trustee







                                  EXHIBIT INDEX

                                                                         EXHIBIT

1. Proposed Management Agreement for the Dobson Covered Call Fund .............
                                                                      EX-99.B5.1

2. Proposed Management Agreement for the Auxier Equity Fund...................
                                                                      EX-99.B5.2

3. Proposed Management Agreement for the Shepherd Values Market Neutral Fund...
                                                                      EX-99.B5.3

4. Proposed Management Agreement for the Shepherd Values Growth Fund...........
                                                                      EX-99.B5.4

5. Proposed Management Agreement for the 10K Smart Trust.......................
                                                                      EX-99.B5.5

6. Consent of Public Accountant................................................
                                                                       EX-99.B11

7. Proposed 12b-1 Plan for the 10K Smart Trust.................................
                                                                       EX-99.B15